PUTNAM HARTFORD CAPITAL MANAGER

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT TEN (EST. 3/1/93)

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TEN (EST. 6/22/87)
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE:      1-800-521-0538

                                                             [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series VII of Putnam Hartford Capital Manager variable annuity. Please read it carefully before you purchase your variable annuity.

This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our") where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio companies: Putnam Variable Trust.

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-521-0538 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.

--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2007

STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2007

2

-------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                        PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                    3
FEE TABLES                                                                     5
HIGHLIGHTS                                                                     7
GENERAL CONTRACT INFORMATION                                                   9
  The Company                                                                  9
  The Separate Account                                                         9
  The Funds                                                                    9
PERFORMANCE RELATED INFORMATION                                               12
FIXED ACCUMULATION FEATURE                                                    13
THE CONTRACT                                                                  14
  Purchases and Contract Value                                                14
  Charges and Fees                                                            19
  The Hartford's Principal First                                              21
  Death Benefit                                                               23
  Surrenders                                                                  27
ANNUITY PAYOUTS                                                               28
OTHER PROGRAMS AVAILABLE                                                      31
OTHER INFORMATION                                                             32
  Legal Matters                                                               35
  More Information                                                            36
FEDERAL TAX CONSIDERATIONS                                                    36
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      42
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS       APP I-1
APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                APP II-1
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES             APP III-1
APPENDIX IV -- ACCUMULATION UNIT VALUES                                 APP IV-1

-------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: U.S. Wealth Management, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and withdrawals.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

4

-------------------------------------------------------------------------------

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.

THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

-------------------------------------------------------------------------------

                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                               None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
  First Year (2)                                                                                          7%
  Second Year                                                                                             6%
  Third Year                                                                                              6%
  Fourth Year                                                                                             5%
  Fifth Year                                                                                              4%
  Sixth Year                                                                                              3%
  Seventh Year                                                                                            2%
  Eighth Year                                                                                             0%

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2)  Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                                               $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)                     1.25%
  Mortality and Expense Risk Charge
  Administrative Charge                                                                                   0.15%
  Total Separate Account Annual Expenses                                                                  1.40%
OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)
  The Hartford's Principal First Charge (4)                                                               0.75%
  Optional Death Benefit Charge                                                                           0.15%
  Earnings Protection Benefit Charge                                                                      0.20%
  Total Separate Account Annual Expenses with all optional charges                                        2.50%

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

(4) While the maximum charge for The Hartford's Principal First is 0.75%, the current charge for this benefit is 0.50%. This charge may increase on or after the 5th anniversary of election. See "The Contract" section for additional information.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.80%              1.50%
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

6

-------------------------------------------------------------------------------

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1)  If you Surrender your Contract at the end of the applicable time period:

1 year                                                                    $1,068
3 years                                                                   $1,873
5 years                                                                   $2,594
10 years                                                                  $4,513

(2)  If you annuitize at the end of the applicable time period:

1 year                                                                      $410
3 years                                                                   $1,297
5 years                                                                   $2,195
10 years                                                                  $4,483

(3)  If you do not Surrender your Contract:

1 year                                                                      $440
3 years                                                                   $1,327
5 years                                                                   $2,225
10 years                                                                  $4,513

CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?". Please refer to Appendix IV for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-521-0538.

-------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase(R) Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        7%
          2                        6%
          3                        6%
          4                        5%
          5                        4%
          6                        3%
          7                        2%
      8 or more                    0%

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Sub-Accounts.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is deducted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See the Funds' prospectuses for more complete information.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.

Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.
- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we

8

-------------------------------------------------------------------------------

receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

-   The Contract Value of your Contract, or

-   Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;
-     The Contract Value of your Contract;
-     Your Maximum Anniversary Value; or
- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington or New York, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

-   The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.

Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

-   Fixed dollar amount Automatic Annuity Payouts,

-   Variable dollar amount Automatic Annuity Payouts, or

- A combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

-------------------------------------------------------------------------------

GENERAL CONTRACT INFORMATION

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York and the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate
Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

THE FUNDS

FUNDING OPTION               INVESTMENT OBJECTIVE     INVESTMENT ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
 PUTNAM VT AMERICAN        High current income with   Putnam Investment Management,
  GOVERNMENT INCOME FUND   preservation of capital    LLC
  -- CLASS IB              as its secondary
                           objective
 PUTNAM VT CAPITAL         Capital appreciation       Putnam Investment Management,
  APPRECIATION FUND --                                LLC
  CLASS IB
 PUTNAM VT CAPITAL         Long-term growth of        Putnam Investment Management,
  OPPORTUNITIES FUND --    capital                    LLC
  CLASS IB
 PUTNAM VT DISCOVERY       Long-term growth of        Putnam Investment Management,
  GROWTH FUND -- CLASS IB  capital                    LLC
 PUTNAM VT DIVERSIFIED     As high a level of         Putnam Investment Management,
  INCOME FUND -- CLASS IB  current income as Putnam   LLC Sub-advised by Putnam
                           Management believes is     Investments Limited
                           consistent with
                           preservation of capital
 PUTNAM VT EQUITY INCOME   Capital growth and         Putnam Investment Management,
  FUND -- CLASS IB         current income             LLC
 PUTNAM VT GLOBAL ASSET    High level of long-term    Putnam Investment Management,
  ALLOCATION FUND --       total return consistent    LLC
  CLASS IB                 with preservation of
                           capital
 PUTNAM VT GLOBAL EQUITY   Capital appreciation       Putnam Investment Management,
  FUND -- CLASS IB                                    LLC

10

-------------------------------------------------------------------------------

FUNDING OPTION               INVESTMENT OBJECTIVE     INVESTMENT ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------
 PUTNAM VT GROWTH AND      Capital growth and         Putnam Investment Management,
  INCOME FUND -- CLASS IB  current income             LLC
 PUTNAM VT GROWTH          Capital appreciation       Putnam Investment Management,
  OPPORTUNITIES FUND --                               LLC
  CLASS IB
 PUTNAM VT HEALTH          Capital appreciation       Putnam Investment Management,
  SCIENCES FUND -- CLASS                              LLC
  IB+
 PUTNAM VT HIGH YIELD      High current income.       Putnam Investment Management,
  FUND -- CLASS IB         Capital growth is a        LLC Sub-advised by Putnam
                           secondary goal when        Investments Limited
                           consistent with achieving
                           high current income
 PUTNAM VT INCOME FUND --  High current income        Putnam Investment Management,
  CLASS IB                 consistent with what       LLC
                           Putnam Management
                           believes to be prudent
                           risk
 PUTNAM VT INTERNATIONAL   Capital appreciation       Putnam Investment Management,
  EQUITY FUND -- CLASS IB                             LLC Sub-advised by Putnam
                                                      Investments Limited
 PUTNAM VT INTERNATIONAL   Capital growth. Current    Putnam Investment Management,
  GROWTH AND INCOME FUND   income is a secondary      LLC Sub-advised by Putnam
  -- CLASS IB              objective                  Investments Limited
 PUTNAM VT INTERNATIONAL   Long-term capital          Putnam Investment Management,
  NEW OPPORTUNITIES FUND   appreciation               LLC
  -- CLASS IB
 PUTNAM VT INVESTORS FUND  Long-term growth of        Putnam Investment Management,
  -- CLASS IB              capital and any increased  LLC
                           income that results from
                           this growth
 PUTNAM VT MID CAP VALUE   Capital appreciation and,  Putnam Investment Management,
  FUND -- CLASS IB         as a secondary objective,  LLC
                           current income
 PUTNAM VT MONEY MARKET    As high a rate of current  Putnam Investment Management,
  FUND -- CLASS IB         income as Putnam           LLC
                           Management believes is
                           consistent with
                           preservation of capital
                           and maintenance of
                           liquidity
 PUTNAM VT NEW             Long-term capital          Putnam Investment Management,
  OPPORTUNITIES FUND --    appreciation               LLC
  CLASS IB
 PUTNAM VT NEW VALUE FUND  Long-term capital          Putnam Investment Management,
  -- CLASS IB              appreciation               LLC
 PUTNAM VT OTC & EMERGING  Capital appreciation       Putnam Investment Management,
  GROWTH FUND -- CLASS IB                             LLC
 PUTNAM VT RESEARCH FUND   Capital appreciation       Putnam Investment Management,
  -- CLASS IB                                         LLC
 PUTNAM VT SMALL CAP       Capital appreciation       Putnam Investment Management,
  VALUE FUND -- CLASS IB                              LLC
 PUTNAM VT THE GEORGE      A balanced investment      Putnam Investment Management,
  PUTNAM FUND OF BOSTON    composed of a well         LLC
  -- CLASS IB              diversified portfolio of
                           stocks and bonds which
                           provide both capital
                           growth and current income
 PUTNAM VT UTILITIES       Capital growth and         Putnam Investment Management,
  GROWTH AND INCOME FUND   current income             LLC Sub-advised by Putnam
  -- CLASS IB                                         Investments Limited
 PUTNAM VT VISTA FUND --   Capital appreciation       Putnam Investment Management,
  CLASS IB                                            LLC
 PUTNAM VT VOYAGER FUND    Capital appreciation       Putnam Investment Management,
  -- CLASS IB                                         LLC

+ Closed to new and subsequent Premium Payments and transfers of Contract Value.

-------------------------------------------------------------------------------

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Contract. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available

12

-------------------------------------------------------------------------------

classes of shares) may have lower fees and better overall investment performance.

As of December 31, 2006, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Branch Banking & Trust Company, Mentor Investment Advisors, LLC, Fidelity Distributors Corporation, Fifth Third Bank Corporation, Franklin Templeton Services, LLC, The Huntington Funds, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Merrill Lynch Asset Management & Princeton Funds Distributor, Morgan Stanley Distributors, Inc. & Morgan Stanley Select Dimensions Investment Series, MTB Investment Advisors, Inc., Banc of America Advisors, LLC, Banc One Investment Advisors Corporation, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, SunTrust Securities, Inc. & Trusco Capital Management, Inc., UBS Financial Services, Inc., Van Kampen Life Investment Trust & Van Kampen Asset Management, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.

We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to, among other things, provide administrative, processing, accounting and shareholder services for the HLS Funds.

Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount or fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees do not exceed 0.50% and 0.25%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $75 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2006, revenue sharing and Rule 12b-1 fees did not exceed $125.0 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Separate Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales

-------------------------------------------------------------------------------

literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.

We may credit interest at a rate in excess of the minimum guaranteed interest rate per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out basis." For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion

If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our Fixed Accumulation Feature to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract according to your instructions on record for a subsequent Premium Payment.

14

-------------------------------------------------------------------------------

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program unless you provide us with different instructions.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

In Oregon, you may only sign up for DCA Plus Programs that are six months or longer.

THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents.

The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity

-------------------------------------------------------------------------------

variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred.

Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

16

-------------------------------------------------------------------------------

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer;" however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                 PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth           Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number         Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to          Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth            No
Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an
international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET OR TELEPHONE.Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

-------------------------------------------------------------------------------

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

ABUSIVE TRANSFER POLICY (EFFECTIVE UNTIL JULY 1, 2007):

Regardless of the number of Sub-Account transfers you have done under the Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy.

We rely on the Funds to identify a pattern or frequency of Sub-Account transfers that the Fund wants us to investigate. Most often, the Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once a Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that Fund's Sub-Account on the day or days identified by the Fund. We may share tax identification numbers and other shareholder identifying information contained in our records with Funds. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of our analysis to help make it more difficult for abusive traders to adjust their behavior to escape detection.

We consider some or all of the following factors:

-   the dollar amount of the transfer;

-   the total assets of the Funds involved in the transfer;

-   the number of transfers completed in the current calendar quarter;

- whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies; or

-   the frequent trading policies and procedures of a potentially affected Fund.

If you violate the Abusive Trading Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary. We do not differentiate between Contract Owners when enforcing this policy.

FUND TRADING POLICIES (EFFECTIVE AFTER JULY 1, 2007)

You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information.

Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company- sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances

18

-------------------------------------------------------------------------------

  that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- Each Contract Year, you may transfer the greater of:

- 30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contacting us.

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

-------------------------------------------------------------------------------

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM      CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
------------------------------------------------
          1                         7%
          2                         6%
          3                         6%
          4                         5%
          5                         4%
          6                         3%
          7                         2%
      8 or more                     0%

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

-   Your Contingent Deferred Sales Charge is $435.

If you have any questions about these charges, please contact your Registered Representative or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

20

-------------------------------------------------------------------------------

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT, CONTRACT OWNER OR JOINT CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR THE HARTFORD'S PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

-   UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

SURRENDER ORDER -- During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of 0.15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

-------------------------------------------------------------------------------

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date.

The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

THE HARTFORD'S PRINCIPAL FIRST CHARGE

The Hartford's Principal First is an option that can be elected at an additional charge. We will deduct this charge on a daily basis based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. You may elect the annuitization option at any time. If you bought your contract on or after August 5, 2002, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% of your Contract Value invested in the Sub-Accounts. If you bought your Contract before August 5, 2002, you can elect to add this benefit to your Contract at the current charge.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

REDUCED FEES AND CHARGES

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST

The Hartford's Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First. This means that if you purchase two Contracts from us in any twelve month period and elect The Hartford's Principal First on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract. If you elect The Hartford's Principal First, a company-sponsored exchage will not be considered to be a revocation or termination of the benefit.

If you elect The Hartford's Principal First when you purchase your Contract, your initial Premium Payment is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. The Hartford's Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under The Hartford's Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

22

-------------------------------------------------------------------------------

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish The Hartford's Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT OUT OF YOUR CONTRACT WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT MAY BE LOWER IN THE FUTURE. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 7% of the additional Premium Payment for The Hartford's Principal First .

If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing The Hartford's Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment, or

-   The Contract Value at the time of the ownership change or assignment.

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up," we may be charging more for The Hartford's Principal First, but in no event will this charge exceed 0.75% annually. Regardless of when you bought your Contract, upon "step up" we will charge you the current charge. Before you decide to "step up," you should request a current prospectus which will describe the current charge for this Benefit. This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.

You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called "election dates" in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

-------------------------------------------------------------------------------

- We will not accept any written election request received more than 30 days prior to an election date.

- We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.

- If an election form is received in good order within the 30 days prior to an election date, the "step-up" will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the "step-up" will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

You can Surrender your Contract any time, even if you have The Hartford's Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called The Hartford's Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

For examples on how The Hartford's Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

-   The Contract Value of your Contract; or

-   The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

24

-------------------------------------------------------------------------------

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

-   Plus any Premium Payments made after the Optional Death Benefit is added;

-   Minus any partial Surrenders after the Optional Death Benefit is added;

-   Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II."

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

-   The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

-------------------------------------------------------------------------------

FOR EXAMPLE: Assuming that:

The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   You took no partial Surrenders,

-   The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death equals $400,000,

Minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

-   Plus Premium Payments made since that date ($0),

-   Minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

-   The aggregate Premium Payments minus any Surrenders;

-   The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

-   The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides, or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

26

-------------------------------------------------------------------------------

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

-------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives a payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Contract Owner  Designated Beneficiary receives a payout at death, if any.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments For a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation

28

-------------------------------------------------------------------------------

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

-   What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

-------------------------------------------------------------------------------

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout

30

-------------------------------------------------------------------------------

Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3.    HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   Monthly,

-   Quarterly,

-   Semi-annually, or

-   Annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

-------------------------------------------------------------------------------

The dollar amount of the first variable Annuity Payout depends on:

-   The Annuity Payout Option chosen,

-   The Annuitant's attained age and gender (if applicable),

- The applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

-   The Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.

COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

INVESTEASE PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. The Automatic Income Program may change based on your instructions after your seventh Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.

AUTOMATIC REBALANCING PROGRAM -- Automatic Rebalancing is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Automatic Rebalancing Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you

-------------------------------------------------------------------------------

to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.

OTHER PROGRAM CONSIDERATIONS

- You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund;

       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund; or

       - any Fund closes to new investments -- then your allocations to that Fund will be pro-rated among remaining available Funds.

     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

-   These Programs may be adversely affected by Fund trading policies.

OTHER INFORMATION

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HSD is the same as ours. PLANCO Financial Services, Inc., a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.

HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2006. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

The Core (the version of this Contract that we call "Core" has no specific marketing name) and Edge Contracts may be sold directly to the following individuals free of any sales commission: (1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and (2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Contract with a one-time only credit of 5.0% of the initial Premium Payment. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.

-------------------------------------------------------------------------------

We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediary's internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS

Subject to NASD and Financial Intermediary rules, we (or our affiliates) also pay the following types of promotional fees to encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

ADDITIONAL
PAYMENT TYPE                                                     WHAT IT'S USED FOR
-------------------------------------------------------------------------------------------------------------------------------
Access                Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits.
Gifts &               Occasional meals and entertainment, tickets to sporting events and nominal gifts.
Entertainment
Marketing             Joint marketing campaigns and/or Financial Intermediary event advertising/ participation; sponsorship of
                      Financial Intermediary sales contests and/or promotions in which participants (including Registered
                      Representatives) receive prizes such as travel awards, merchandise and recognition.
Marketing Expense     Pay Fund-related parties for wholesaler support, training and marketing activities for certain Funds.
Allowances
Support               Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services
                      (including sub-accounting and the preparation of account statements and other communications), sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training              Educational, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility            Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                Pay for the overall volume of their sales or the amount of money investing in our products.

As of December 31, 2006, we have entered into arrangements to make Additional Payments (excluding Marketing Expense Allowances and Travel & Entertainment) to the following Financial Intermediaries for our entire suite of variable annuities:

A.G. Edwards & Sons, Inc., Advisory Group Equity Services Ltd, AIG Advisors Group, Inc., (Advantage Capital, AIG Financial Advisors, American General, FSC Securities Corporation, Royal Alliance Assoc., Inc. AIG SunAmerica), Allen & Co., of Florida, Inc., Amcore Investment Services, Inc., American

34

-------------------------------------------------------------------------------

Classic Securities, American General Securities Inc., American Independent Sec's Inc., Ameritas Investment Corp., Amsouth Bank, AMSouth Investment Services, Inc., Arvest Asset Management, Associated Financial Services, Inc. Associated Investment Services Inc., Associated Securities Corp., B.C. Ziegler and Company, Banc of America Investment Services Inc., Bancorpsouth Investment Services Inc., Bancwest Investment Services, Inc., Bank of America, Bank of New York, Bank of the West, BB&T Investment Services, Inc., BCG Securities, Inc., Berthel, Fisher & Company Financial Services Inc., BI Investments, LLC, BNY Investment Center of The Bank of New York Company, Inc., BOSC, Inc., Brecek & Young Advisors, Inc., Brookstone Securities, Inc., Brookstreet Securities, Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cantella & Co., Inc., Capital Analyst Inc., Capital Investment Group, Inc., Carillon Investments, Inc., Centaurus Financial, Inc., Chase Investments Services, Corp., Citicorp Investment Services, Citigroup, Inc. (various divisions and affiliates), Colonial Brokerage, Inc., Comerica Securities, Commerce Brokerage Services, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, Compass Brokerage, Inc., Countrywide Investment Services Inc., Crown Capital Securities, L.P., CUE, Cuna Brokerage Services, Inc., Cuso Financial Services, L.P., Davenport & Company LLC, DFC Investor Services, Dominion Investor Services, Inc., Duerr Financial Corporation, Eagle One Investments, LLC, Edward D. Jones & Co., L.P., Empire Securities Corporation, Equity Services, Inc., Essex National Securities, Inc., Ferris/Baker Watts, FFP Securities, Inc., Fifth Third Securities, Financial Planning Consultants, Fintegra LLC, First Allied Securities, Inc., First Citizens Investor Services, First Montauk Securities Corp., First Southeast Inv. Services, First St. Louis Securities, Inc., First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities Inc., FNB Brokerage Services, Inc., FNIC F.I.D. Div., Forrester's Equity Services, Inc., Frost Brokerage Services, Inc., FSC Securities Corporation, Geneos Wealth Management, Inc., Girard Securities Inc., Grant Bettingen, Inc., Great American Advisors, Inc., Gunnallen Financial, Inc., H&R Block Financial Advs., Inc., H. Beck, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., Harold Dance Investments, Harvest Capital LLC, Hefren-Tillotson/Masterplan, Heim & Young Securities, Hornor, Townsend & Kent, Inc., HSBC Securities (USA) Inc., Huntington Investment Company, IBC Investments, IFMG Securities, Inc. at Rockland Trust, Independent Financial Group LLC, Infinex Financial Group, Infinex Investment, Inc., ING Advisors Network, (Financial Network Services (or Investment) Corp., ING Financial Partners, Multi-Financial Securities, Primevest Financial Services, Inc.), InterSecurities, Inc., Investacorp, Inc. Investment Management Corp., Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., IPI Investments, J.B. Hanauer & Co., J.J.B. Hilliard, W.L. Lyons, Inc., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corporation, Key Investment Services, KMS Financial Services, Inc., KNBT Securities, Inc., Kovack Securities, Inc., L.O. Thomas & Company LaSalle Financial Services, Inc., LaSalle Street Securities, Inc., Legacy Financial Services, Inc., Liberty Group, LLC, Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), Linsco/Private Ledger Corp., M&I Brokerage Services, Inc., M&T Securities, Inc., McDonald Investments Inc., Mercantile Brokerage Services Inc., Merrill Lynch Pierce Fenner & Smith, Milkie/Ferguson Investments, MML Investor Services, Inc., Money Concepts Capital Corp., Morgan Keegan & Company, Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, NatCity Investments, National Planning Holdings (Invest Financial Corp., Investment Centers of America, Inc., National Planning Corp., SII Investments, Inc.), NBC Securities, Inc., Nettworth Financial Group, Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., OFG Financial Services., Inc., Ohio Savings Securities, Inc., OneAmerica Securities Inc., Online Brokerage Services, Oppenheimer and Co., Inc., Pacific West Securities, Inc., Paulson Investment Company Inc., Pension Planners Securities, Inc., Peoples Securities, Inc., PFIC, Prime Capital Management, Prime Capital Services, Inc., Princor Financial Service Corp., ProEquities, Inc., Prospera Financial Services, Inc., QA3 Financial Corp., Questar Capital Corp, Raymond James & Associates, Inc., Raymond James FID Division, Raymond James Financial Services, RBC Dain FID Division, RBC Dain Rauscher Inc., Resource Horizons Group, LLC, Robert W. Baird & Co. Inc., Rogan, Rosenberg & Assoc., Inc., Royal Alliance Associates, Inc., Royal Securities Company, Ryan Beck & Co., Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signator Investors Inc., Smith Barney, Sorrento Pacific, South Valley Wealth Management, Spectrum Capital, Inc., Sterne Agee & Leach, Inc., Stifel Nicolaus & Company, Incorporated, Summit Brokerage Services Inc., Summit Equities, Inc., Sun Trust Bank, SunAmerica Securities, Inc., SunTrust Investment Services, Inc., SunTrust Securities, Inc., Symetra Investment Services Inc., Synovus Securities, TFS Securities, Inc., The Huntington Investment Company, The Huntington Investment Plt, The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., U.S. Bancorp Piper Jaffray, UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., UMB Scout Brokerage Services, UnionBanc Investment Services, United Brokerage Services, Inc., United Global Securities, United Heritage Financial Services, US Bancorp FID, US Bancorp Investments, USAllianz Securities, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Vision Investment Services, Inc., Vorpahl Wing Securities, VSR Financial Services, Inc., Wachovia Securities, LLC (various divisions), Wall Street Financial Group, Walnut Street Securities, Inc., Washington Mutual Financial, Waterstone Financial Group, Webster Investments, Weitzel Financial Services Inc., Wells Fargo Brokerage Services, L.L.C., WesBanco Securities, Inc., WM Financial Services, Inc., Woodbury Financial Services, Inc. (an affiliate of ours), Workman Securities Corp., World Equity Group Inc., WRP

-------------------------------------------------------------------------------

Investments, Inc., WWK Investments, Inc., XCU Capital Corporation, Inc.

Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.

As of December 31, 2006, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

For the fiscal year ended December 31, 2006, Additional Payments did not in the aggregate exceed approximately $52.5 million (excluding corporate-sponsorship related perquisites, Marketing Expense Allowances and home office travel and entertainment expenses) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $14.7 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period. For the fiscal year ended December 31, 2006, total travel and entertainment expenses incurred by our wholesalers did not in the aggregate exceed approximately $5.7 million.

LEGAL MATTERS

The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.

To date, the SEC's and New York Attorney General's Office's market timing investigations have not resulted in the initiation of any formal action against The Hartford. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these investigations. The potential timing of any resolution of these matters or the initiation of any formal action by these regulators is difficult to predict. After giving effect to the settlement of the SEC's directed brokerage investigation, as of December 31, 2006, Hartford Life had a reserve of $83 million, pre-tax, for the market timing matters, none of which was attributed to HLIC. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life.

On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.

On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.

36

-------------------------------------------------------------------------------

The Hartford does not expect any of these actions to result in a material adverse effect on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

The Hartford
Attn: U.S. Wealth Management
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-521-0538

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

-------------------------------------------------------------------------------

    1.   NON-NATURAL PERSONS AS OWNERS.

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

        a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract Value (determined without regard to the surrender charges) generally is an appropriate measure. However, in some instances, the IRS could take the position that the value should be the current Contract Value (determined without regard to the surrender charges) increased by some measure of the value of certain future cash-value type benefits.

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

38

-------------------------------------------------------------------------------

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

        b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

        c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

        d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

        1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

        2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

        3.   Distributions attributable to a recipient's becoming disabled.

        4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

        5. Distributions made under certain annuities issued in connection with structured settlement agreements.

        6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

        7. Distributions purchased by an employer upon termi-nation of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

        e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come

-------------------------------------------------------------------------------

(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

        f.   REQUIRED DISTRIBUTIONS.

i.   Death of Contract Owner or Primary Annuitant

Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

        1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

        2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

        3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

        g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

        h.  PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering
(1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Accordingly, we advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

40

-------------------------------------------------------------------------------

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

        1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

        2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally, no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be

-------------------------------------------------------------------------------

used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

42

-------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

                                                                     APP I-1

-------------------------------------------------------------------------------

APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts, accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider whether the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAs")

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

TRADITIONAL IRAs Traditional IRAs are subject to limits on the amounts that may be contributed each year (which contribution limits are scheduled to increase over the next several years), the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or

APP I-2

-------------------------------------------------------------------------------

securities) into your Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plan if the distribution is not transferred directly to your Traditional IRA. In addition, a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). Certain plans may not allow such rollovers.

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

SEP IRAs Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

SIMPLE IRAs The Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

ROTH IRAs Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA and under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth

                                                                     APP I-3

-------------------------------------------------------------------------------

IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2.    QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefit once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" contract ("TSA") and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, such contributions may not exceed the lesser of an annual dollar limit (e.g., $45,000 in 2007) or 100% of the employee's "includable compensation" for his most recent full year of service, subject to other adjustments. Special provisions may allow certain employees to elect a different overall limitation.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

       a.   after the employee reaches age 59 1/2;

       b.  upon the employee's separation from service;

       c.   upon the employee's death or disability;

       d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed); or

       e. as a qualified reservist distribution upon certain calls to active duty.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below.

4.    DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

All of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a

APP I-4

-------------------------------------------------------------------------------

Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors.

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer or, during 2007, certain distributions from an IRA for charitable purposes). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

- made to a beneficiary (or to the employee's estate) on or after the employee's death;

-   attributable to the employee's becoming disabled under Code Section
    72(m)(7);

- part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

- (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

- not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

-   certain qualified reservist distributions upon a call to active duty.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

- made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

-   for a qualified first-time home buyer and meets the requirements of Code
    Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied RETROACTIVELY TO ALL THE PRIOR PERIODIC PAYMENTS (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

b. RMDS AND 50% PENALTY TAX If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

                                                                     APP I-5

-------------------------------------------------------------------------------

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

-   the calendar year in which the individual attains age 70 1/2, or

- (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

(a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions). Such a "direct transfer" between the same kind of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

APP I-6

-------------------------------------------------------------------------------

By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either:

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be re-contributed within three years as a rollover contribution to a Plan from which a KETRA distribution was taken.

                                                                    APP II-1

-------------------------------------------------------------------------------

APPENDIX II -- DEATH BENEFIT -- EXAMPLES

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 - $8,000) = $144,754].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

-   your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403
    - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed $117, 403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

APP II-2

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

So, your Asset Protection Death Benefit cannot exceed $120,000.

                                                                    APP II-3

-------------------------------------------------------------------------------

PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

APP II-4

-------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals -$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.

                                                                    APP II-5

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   Your Maximum Anniversary Value is $140,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

APP II-6

-------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.

EXAMPLE 2

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

                                                                   APP III-1

-------------------------------------------------------------------------------

APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                                    APP IV-1

-------------------------------------------------------------------------------

APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Values, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-521-0538.

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.611          $12.618          $12.465          $12.447          $11.845
  Accumulation Unit Value at end of
   period                                    $12.836          $12.611          $12.618          $12.465          $12.447
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               23               27               36               15
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.383          $11.486          $11.498               --               --
  Accumulation Unit Value at end of
   period                                    $11.488          $11.383          $11.486               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.127           $8.580           $7.585           $6.164           $7.326
  Accumulation Unit Value at end of
   period                                    $10.109           $9.127           $8.580           $7.585           $6.164
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               11               10               10               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.790           $8.334           $7.545               --               --
  Accumulation Unit Value at end of
   period                                     $9.654           $8.790           $8.334               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.331          $15.034          $12.907          $10.000               --
  Accumulation Unit Value at end of
   period                                    $18.554          $16.331          $15.034          $12.907               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                4                4               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.965          $14.823          $13.233               --               --
  Accumulation Unit Value at end of
   period                                    $17.985          $15.965          $14.823               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM DISCOVERY GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $5.441           $5.145           $4.850           $3.726           $4.798
  Accumulation Unit Value at end of
   period                                     $5.959           $5.441           $5.145           $4.850           $3.726
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                9               11               13               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.229           $4.987           $4.835               --               --
  Accumulation Unit Value at end of
   period                                     $5.679           $5.229           $4.987               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --                3               --               --
PUTNAM DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.009          $16.739          $15.544          $13.131          $12.942
  Accumulation Unit Value at end of
   period                                    $17.828          $17.009          $16.739          $15.544          $13.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     38               41               39               42                8

APP IV-2

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.285          $13.186          $12.527               --               --
  Accumulation Unit Value at end of
   period                                    $13.807          $13.285          $13.186               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.809          $13.273          $12.038          $10.000               --
  Accumulation Unit Value at end of
   period                                    $16.183          $13.809          $13.273          $12.038               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     38               17               18               12               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.500          $13.086          $12.036               --               --
  Accumulation Unit Value at end of
   period                                    $15.687          $13.500          $13.086               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                3               --               --
PUTNAM GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $33.045          $31.327          $29.116          $24.223          $27.669
  Accumulation Unit Value at end of
   period                                    $36.776          $33.045          $31.327          $29.116          $24.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                7                7                2
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.200           $9.752           $9.247               --               --
  Accumulation Unit Value at end of
   period                                    $11.255          $10.200           $9.752               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $22.784          $21.240          $18.947          $14.868          $17.972
  Accumulation Unit Value at end of
   period                                    $27.683          $22.784          $21.240          $18.947          $14.868
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                6                6                6               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.895           $6.483           $5.955               --               --
  Accumulation Unit Value at end of
   period                                     $8.307           $6.895           $6.483               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $51.031          $49.179          $44.885          $35.733          $43.586
  Accumulation Unit Value at end of
   period                                    $58.328          $51.031          $49.179          $44.885          $35.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               62               64               63               16
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.791          $10.488           $9.794               --               --
  Accumulation Unit Value at end of
   period                                    $12.230          $10.791          $10.488               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $4.468           $4.352           $4.338           $3.574           $4.387
  Accumulation Unit Value at end of
   period                                     $4.782           $4.468           $4.352           $4.338           $3.574
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               28               30               28                4
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $4.453           $4.375           $4.456               --               --
  Accumulation Unit Value at end of
   period                                     $4.726           $4.453           $4.375               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --

                                                                    APP IV-3

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.022          $10.770          $10.196           $8.733          $10.175
  Accumulation Unit Value at end of
   period                                    $12.186          $12.022          $10.770          $10.196           $8.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               28               16               16                2
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.451           $7.635           $7.442               --               --
  Accumulation Unit Value at end of
   period                                     $8.494           $8.451           $7.635               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $30.863          $30.358          $27.850          $22.319          $23.141
  Accumulation Unit Value at end of
   period                                    $33.637          $30.863          $30.358          $27.850          $22.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               24               28               29                7
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.661          $12.560          $11.804               --               --
  Accumulation Unit Value at end of
   period                                    $13.682          $12.661          $12.560               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $26.286          $26.042          $25.288          $24.558          $23.607
  Accumulation Unit Value at end of
   period                                    $27.092          $26.286          $26.042          $25.288          $24.558
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36               40               48               49               21
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.881          $11.871          $11.731               --               --
  Accumulation Unit Value at end of
   period                                    $12.142          $11.881          $11.871               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.227          $17.379          $15.167          $11.967          $14.778
  Accumulation Unit Value at end of
   period                                    $24.216          $19.227          $17.379          $15.167          $11.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               39               39               40               14
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.125           $9.229           $8.254               --               --
  Accumulation Unit Value at end of
   period                                    $12.644          $10.125           $9.229               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM INTERNATIONAL GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.148          $17.018          $14.265          $10.494          $12.950
  Accumulation Unit Value at end of
   period                                    $24.022          $19.148          $17.018          $14.265          $10.494
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               10                9                7                1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.615          $11.307           $9.693               --               --
  Accumulation Unit Value at end of
   period                                    $15.692          $12.615          $11.307               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.900          $11.909          $10.655           $8.111           $9.673
  Accumulation Unit Value at end of
   period                                    $17.289          $13.900          $11.909          $10.655           $8.111
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               10                7                7               --

APP IV-4

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.808           $7.610           $6.910               --               --
  Accumulation Unit Value at end of
   period                                    $10.862           $8.808           $7.610               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.766           $9.102           $8.195           $6.536           $7.873
  Accumulation Unit Value at end of
   period                                    $10.972           $9.766           $9.102           $8.195           $6.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     44               47               57               59               17
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.129           $6.701           $6.203               --               --
  Accumulation Unit Value at end of
   period                                     $7.942           $7.129           $6.701               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.143          $14.559          $12.789          $10.000               --
  Accumulation Unit Value at end of
   period                                    $18.316          $16.143          $14.559          $12.789               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                5                5                2               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.781          $14.354          $12.902               --               --
  Accumulation Unit Value at end of
   period                                    $17.754          $15.781          $14.354               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.682           $1.664           $1.677           $1.692           $1.694
  Accumulation Unit Value at end of
   period                                     $1.732           $1.682           $1.664           $1.677           $1.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     67               69               73               79               34
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.985           $0.983           $0.997               --               --
  Accumulation Unit Value at end of
   period                                     $1.005           $0.985           $0.983               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM NEW OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $21.857          $20.149          $18.524          $14.184          $18.032
  Accumulation Unit Value at end of
   period                                    $23.397          $21.857          $20.149          $18.524          $14.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               17               19               25                6
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.432           $5.050           $4.797               --               --
  Accumulation Unit Value at end of
   period                                     $5.766           $5.432           $5.050               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM NEW VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.031          $18.225          $16.012          $12.257          $14.834
  Accumulation Unit Value at end of
   period                                    $21.771          $19.031          $18.225          $16.012          $12.257
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               23               24               26               14
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.129          $13.647          $12.255               --               --
  Accumulation Unit Value at end of
   period                                    $16.027          $14.129          $13.647               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --

                                                                    APP IV-5

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
PUTNAM OTC & EMERGING GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $5.848           $5.498           $5.138           $3.839           $5.034
  Accumulation Unit Value at end of
   period                                     $6.482           $5.848           $5.498           $5.138           $3.839
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               15               20               24                1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $3.641           $3.452           $3.318               --               --
  Accumulation Unit Value at end of
   period                                     $4.001           $3.641           $3.452               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.641          $12.207          $11.509           $9.313          $11.363
  Accumulation Unit Value at end of
   period                                    $13.875          $12.641          $12.207          $11.509           $9.313
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               15               15               20               13
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.000           $7.791           $7.471               --               --
  Accumulation Unit Value at end of
   period                                     $8.706           $8.000           $7.791               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $22.852          $21.652          $17.397          $11.789          $15.650
  Accumulation Unit Value at end of
   period                                    $26.432          $22.852          $21.652          $17.397          $11.789
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               33               35               34               10
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.861          $18.978          $15.994               --               --
  Accumulation Unit Value at end of
   period                                    $22.778          $19.861          $18.978               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.217          $11.913          $11.165           $9.674          $10.745
  Accumulation Unit Value at end of
   period                                    $13.484          $12.217          $11.913          $11.165           $9.674
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    109              122              122              124               26
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.487          $11.297          $10.785               --               --
  Accumulation Unit Value at end of
   period                                    $12.570          $11.487          $11.297               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM UTILITIES GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.408          $21.863          $18.233          $14.813          $17.884
  Accumulation Unit Value at end of
   period                                    $29.322          $23.408          $21.863          $18.233          $14.813
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               11                8                8                2
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.065           $8.539           $7.301               --               --
  Accumulation Unit Value at end of
   period                                    $11.260           $9.065           $8.539               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.504          $14.019          $11.986           $9.128          $12.010
  Accumulation Unit Value at end of
   period                                    $16.122          $15.504          $14.019          $11.986           $9.128
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7               13               18               19                2

APP IV-6

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.287           $5.733           $5.095               --               --
  Accumulation Unit Value at end of
   period                                     $6.482           $6.287           $5.733               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $52.308          $50.189          $48.458          $39.341          $49.264
  Accumulation Unit Value at end of
   period                                    $54.385          $52.308          $50.189          $48.458          $39.341
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               29               35               38                7
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.440           $6.232           $6.190               --               --
  Accumulation Unit Value at end of
   period                                     $6.639           $6.440           $6.232               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --

To obtain a Statement of Additional Information, please complete the form below and mail to:

     The Hartford
     Attn: U.S. Wealth Management
     P.O. Box 5085
     Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Series VII of Putnam Hartford Capital Manager variable annuity to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              SEPARATE ACCOUNT TEN

                 SERIES VII OF PUTNAM HARTFORD CAPITAL MANAGER

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: U.S. Wealth Management, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: May 1, 2007
Date of Statement of Additional Information: May 1, 2007

TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                2
  Total Return for all Sub-Accounts                                            2
  Yield for Sub-Accounts                                                       3
  Money Market Sub-Accounts                                                    3
  Additional Materials                                                         3
  Performance Comparisons                                                      3
ACCUMULATION UNIT VALUES                                                       4
FINANCIAL STATEMENTS                                                        SA-1

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2006 and 2005, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 29, 2007 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Ten (the "Account") as of December 31, 2006, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 19, 2007, which reports are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2006: $2,451,548; 2005: $4,452,052; and 2004: $9,032,718.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

-------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

             EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.611          $12.618          $12.465          $12.447          $11.845
  Accumulation Unit Value at end of
   period                                    $12.836          $12.611          $12.618          $12.465          $12.447
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               23               27               36               15
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.547          $12.573          $12.438          $12.439          $11.848
  Accumulation Unit Value at end of
   period                                    $12.752          $12.547          $12.573          $12.438          $12.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                1               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.525          $12.557          $12.429          $12.436          $11.849
  Accumulation Unit Value at end of
   period                                    $12.723          $12.525          $12.557          $12.429          $12.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.461          $12.512          $12.403          $12.429          $12.151
  Accumulation Unit Value at end of
   period                                    $12.639          $12.461          $12.512          $12.403          $12.429
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               38               41               45               12
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.461          $12.512          $12.403          $12.429          $11.852
  Accumulation Unit Value at end of
   period                                    $12.639          $12.461          $12.512          $12.403          $12.429
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               38               41               45               12
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.398          $12.467          $12.440               --               --
  Accumulation Unit Value at end of
   period                                    $12.556          $12.398          $12.467               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               13               13               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.398          $12.467          $12.377          $12.421          $12.151
  Accumulation Unit Value at end of
   period                                    $12.556          $12.398          $12.467          $12.377          $12.421
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               13               13               15                8
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.376          $12.452          $12.368          $12.418          $12.150
  Accumulation Unit Value at end of
   period                                    $12.528          $12.376          $12.452          $12.368          $12.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                4                5                5               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.461          $11.542          $11.533               --               --
  Accumulation Unit Value at end of
   period                                    $11.590          $11.461          $11.542               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.313          $12.406          $12.402               --               --
  Accumulation Unit Value at end of
   period                                    $12.445          $12.313          $12.406               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                5               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.313          $12.406          $12.341          $12.410          $12.150
  Accumulation Unit Value at end of
   period                                    $12.445          $12.313          $12.406          $12.341          $12.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                5                5               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.383          $11.486          $11.498               --               --
  Accumulation Unit Value at end of
   period                                    $11.488          $11.383          $11.486               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
PUTNAM CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.127           $8.580           $7.585           $6.164           $7.326
  Accumulation Unit Value at end of
   period                                    $10.109           $9.127           $8.580           $7.585           $6.164
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               11               10               10               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.080           $8.549           $7.569           $6.160           $7.328
  Accumulation Unit Value at end of
   period                                    $10.042           $9.080           $8.549           $7.569           $6.160
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.065           $8.538           $7.564           $6.159           $7.329
  Accumulation Unit Value at end of
   period                                    $10.020           $9.065           $8.538           $7.564           $6.159
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.018           $8.507           $7.548           $6.155           $5.752
  Accumulation Unit Value at end of
   period                                     $9.954           $9.018           $8.507           $7.548           $6.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     38               37               40               49                5
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.018           $8.507           $7.548           $6.155           $7.331
  Accumulation Unit Value at end of
   period                                     $9.954           $9.018           $8.507           $7.548           $6.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     38               37               40               49                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.919           $8.427           $7.605               --               --
  Accumulation Unit Value at end of
   period                                     $9.830           $8.919           $8.427               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8               10               10               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.919           $8.427           $7.487           $6.115           $5.718
  Accumulation Unit Value at end of
   period                                     $9.830           $8.919           $8.427           $7.487           $6.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8               10               10                9               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.881           $8.394           $7.463           $6.098           $5.703
  Accumulation Unit Value at end of
   period                                     $9.783           $8.881           $8.394           $7.463           $6.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                8                8                4                2
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.851           $8.374           $7.568               --               --
  Accumulation Unit Value at end of
   period                                     $9.739           $8.851           $8.374               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               41               46               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.911           $8.436           $7.627               --               --
  Accumulation Unit Value at end of
   period                                     $9.801           $8.911           $8.436               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.911           $8.436           $7.510           $6.146           $5.751
  Accumulation Unit Value at end of
   period                                     $9.801           $8.911           $8.436           $7.510           $6.146
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.790           $8.334           $7.545               --               --
  Accumulation Unit Value at end of
   period                                     $9.654           $8.790           $8.334               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.331          $15.034          $12.907          $10.000               --
  Accumulation Unit Value at end of
   period                                    $18.554          $16.331          $15.034          $12.907               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                4                4               --               --

6                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.266          $14.997          $12.894          $10.000               --
  Accumulation Unit Value at end of
   period                                    $18.453          $16.266          $14.997          $12.894               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.244          $14.984          $12.890          $10.000               --
  Accumulation Unit Value at end of
   period                                    $18.419          $16.244          $14.984          $12.890               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.180          $14.947          $12.877          $10.000               --
  Accumulation Unit Value at end of
   period                                    $18.318          $16.180          $14.947          $12.877               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               15               10                8               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.180          $14.947          $12.877          $10.000               --
  Accumulation Unit Value at end of
   period                                    $18.318          $16.180          $14.947          $12.877               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               15               10                8               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.115          $14.910          $13.268               --               --
  Accumulation Unit Value at end of
   period                                    $18.217          $16.115          $14.910               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.115          $14.910          $12.864          $10.000               --
  Accumulation Unit Value at end of
   period                                    $18.217          $16.115          $14.910          $12.864               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.094          $14.897          $12.860          $10.000               --
  Accumulation Unit Value at end of
   period                                    $18.184          $16.094          $14.897          $12.860               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --                3                2               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.051          $14.872          $13.253               --               --
  Accumulation Unit Value at end of
   period                                    $18.117          $16.051          $14.872               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               47               35               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.029          $14.860          $13.248               --               --
  Accumulation Unit Value at end of
   period                                    $18.084          $16.029          $14.860               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.029          $14.860          $12.847          $10.000               --
  Accumulation Unit Value at end of
   period                                    $18.084          $16.029          $14.860          $12.847               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.965          $14.823          $13.233               --               --
  Accumulation Unit Value at end of
   period                                    $17.985          $15.965          $14.823               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM DISCOVERY GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $5.441           $5.145           $4.850           $3.726           $4.798
  Accumulation Unit Value at end of
   period                                     $5.959           $5.441           $5.145           $4.850           $3.726
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                9               11               13               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.413           $5.126           $4.840           $3.724           $4.799
  Accumulation Unit Value at end of
   period                                     $5.920           $5.413           $5.126           $4.840           $3.724
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                1                1               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.404           $5.120           $4.836           $3.723           $4.800
  Accumulation Unit Value at end of
   period                                     $5.907           $5.404           $5.120           $4.836           $3.723
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.376           $5.102           $4.826           $3.721           $3.533
  Accumulation Unit Value at end of
   period                                     $5.868           $5.376           $5.102           $4.826           $3.721
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    129              131              169              183                2
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.376           $5.102           $4.826           $3.721           $4.801
  Accumulation Unit Value at end of
   period                                     $5.868           $5.376           $5.102           $4.826           $3.721
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    129              131              169              183                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.306           $5.042           $4.873               --               --
  Accumulation Unit Value at end of
   period                                     $5.782           $5.306           $5.042               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                7               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.306           $5.042           $4.777           $3.688           $3.505
  Accumulation Unit Value at end of
   period                                     $5.782           $5.306           $5.042           $4.777           $3.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                7                7                4
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.283           $5.023           $4.761           $3.678           $3.495
  Accumulation Unit Value at end of
   period                                     $5.754           $5.283           $5.023           $4.761           $3.678
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.265           $5.011           $4.849               --               --
  Accumulation Unit Value at end of
   period                                     $5.729           $5.265           $5.011               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               35               45               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.312           $5.059           $4.898               --               --
  Accumulation Unit Value at end of
   period                                     $5.778           $5.312           $5.059               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.312           $5.059           $4.802           $3.715           $3.533
  Accumulation Unit Value at end of
   period                                     $5.778           $5.312           $5.059           $4.802           $3.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.229           $4.987           $4.835               --               --
  Accumulation Unit Value at end of
   period                                     $5.679           $5.229           $4.987               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --                3               --               --
PUTNAM DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.009          $16.739          $15.544          $13.131          $12.942
  Accumulation Unit Value at end of
   period                                    $17.828          $17.009          $16.739          $15.544          $13.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     38               41               39               42                8
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.922          $16.678          $15.511          $13.122          $12.945
  Accumulation Unit Value at end of
   period                                    $17.711          $16.922          $16.678          $15.511          $13.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                6                6                4
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.893          $16.658          $15.500          $13.120          $12.947
  Accumulation Unit Value at end of
   period                                    $17.671          $16.893          $16.658          $15.500          $13.120
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                5                4                4               --

8                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.807          $16.598          $15.467          $13.111          $12.473
  Accumulation Unit Value at end of
   period                                    $17.555          $16.807          $16.598          $15.467          $13.111
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    112              146              153              160                7
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.807          $16.598          $15.467          $13.111          $12.950
  Accumulation Unit Value at end of
   period                                    $17.555          $16.807          $16.598          $15.467          $13.111
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    112              146              153              160                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.721          $16.537          $15.661               --               --
  Accumulation Unit Value at end of
   period                                    $17.439          $16.721          $16.537               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               28               34               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.721          $16.537          $15.434          $13.103          $12.473
  Accumulation Unit Value at end of
   period                                    $17.439          $16.721          $16.537          $15.434          $13.103
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               28               34               36                2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.692          $16.517          $15.423          $13.100          $12.472
  Accumulation Unit Value at end of
   period                                    $17.400          $16.692          $16.517          $15.423          $13.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                5                4               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.377          $13.250          $12.564               --               --
  Accumulation Unit Value at end of
   period                                    $13.930          $13.377          $13.250               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.607          $16.458          $15.614               --               --
  Accumulation Unit Value at end of
   period                                    $17.285          $16.607          $16.458               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                3               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.607          $16.458          $15.391          $13.092          $12.472
  Accumulation Unit Value at end of
   period                                    $17.285          $16.607          $16.458          $15.391          $13.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                3                3                1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.285          $13.186          $12.527               --               --
  Accumulation Unit Value at end of
   period                                    $13.807          $13.285          $13.186               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.809          $13.273          $12.038          $10.000               --
  Accumulation Unit Value at end of
   period                                    $16.183          $13.809          $13.273          $12.038               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     38               17               18               12               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.754          $13.240          $12.026          $10.000               --
  Accumulation Unit Value at end of
   period                                    $16.094          $13.754          $13.240          $12.026               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                5                5                5               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.736          $13.229          $12.022          $10.000               --
  Accumulation Unit Value at end of
   period                                    $16.065          $13.736          $13.229          $12.022               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                9                9               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.681          $13.196          $12.009          $10.000               --
  Accumulation Unit Value at end of
   period                                    $15.977          $13.681          $13.196          $12.009               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     83               68               56               48               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.681          $13.196          $12.009          $10.000               --
  Accumulation Unit Value at end of
   period                                    $15.977          $13.681          $13.196          $12.009               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     83               68               56               48               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.626          $13.163          $12.068               --               --
  Accumulation Unit Value at end of
   period                                    $15.889          $13.626          $13.163               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                3                3               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.626          $13.163          $11.997          $10.000               --
  Accumulation Unit Value at end of
   period                                    $15.889          $13.626          $13.163          $11.997               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                3                3                3               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.608          $13.152          $11.993          $10.000               --
  Accumulation Unit Value at end of
   period                                    $15.860          $13.608          $13.152          $11.993               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                8                8                8               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.572          $13.130          $12.055               --               --
  Accumulation Unit Value at end of
   period                                    $15.802          $13.572          $13.130               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     56               54               56               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.554          $13.119          $12.050               --               --
  Accumulation Unit Value at end of
   period                                    $15.773          $13.554          $13.119               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.554          $13.119          $11.981          $10.000               --
  Accumulation Unit Value at end of
   period                                    $15.773          $13.554          $13.119          $11.981               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.500          $13.086          $12.036               --               --
  Accumulation Unit Value at end of
   period                                    $15.687          $13.500          $13.086               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                3               --               --
PUTNAM GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $33.045          $31.327          $29.116          $24.223          $27.669
  Accumulation Unit Value at end of
   period                                    $36.776          $33.045          $31.327          $29.116          $24.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                7                7                2
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $32.876          $31.213          $29.055          $24.208          $27.676
  Accumulation Unit Value at end of
   period                                    $36.533          $32.876          $31.213          $29.055          $24.208
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               11               12               12               12
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $32.820          $31.176          $29.034          $24.203          $27.679
  Accumulation Unit Value at end of
   period                                    $36.452          $32.820          $31.176          $29.034          $24.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3               --                1               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $32.652          $31.063          $28.972          $24.187          $23.428
  Accumulation Unit Value at end of
   period                                    $36.211          $32.652          $31.063          $28.972          $24.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               18               17               19                3
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $32.652          $31.063          $28.972          $24.187          $27.686
  Accumulation Unit Value at end of
   period                                    $36.211          $32.652          $31.063          $28.972          $24.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               18               17               19                3

10                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $32.485          $30.950          $29.252               --               --
  Accumulation Unit Value at end of
   period                                    $35.972          $32.485          $30.950               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $32.485          $30.950          $28.911          $24.172          $23.428
  Accumulation Unit Value at end of
   period                                    $35.972          $32.485          $30.950          $28.911          $24.172
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $32.430          $30.913          $28.890          $24.167          $23.428
  Accumulation Unit Value at end of
   period                                    $35.893          $32.430          $30.913          $28.890          $24.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.270           $9.799           $9.274               --               --
  Accumulation Unit Value at end of
   period                                    $11.355          $10.270           $9.799               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $32.264          $30.801          $29.164               --               --
  Accumulation Unit Value at end of
   period                                    $35.656          $32.264          $30.801               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $32.264          $30.801          $28.829          $24.152          $23.427
  Accumulation Unit Value at end of
   period                                    $35.656          $32.264          $30.801          $28.829          $24.152
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.200           $9.752           $9.247               --               --
  Accumulation Unit Value at end of
   period                                    $11.255          $10.200           $9.752               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $22.784          $21.240          $18.947          $14.868          $17.972
  Accumulation Unit Value at end of
   period                                    $27.683          $22.784          $21.240          $18.947          $14.868
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                6                6                6               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $22.667          $21.163          $18.907          $14.859          $17.977
  Accumulation Unit Value at end of
   period                                    $27.500          $22.667          $21.163          $18.907          $14.859
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --                1                1                1
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $22.629          $21.137          $18.893          $14.856          $17.978
  Accumulation Unit Value at end of
   period                                    $27.440          $22.629          $21.137          $18.893          $14.856
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $22.513          $21.061          $18.853          $14.846          $14.307
  Accumulation Unit Value at end of
   period                                    $27.259          $22.513          $21.061          $18.853          $14.846
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               10               10               10               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $22.513          $21.061          $18.853          $14.846          $17.983
  Accumulation Unit Value at end of
   period                                    $27.259          $22.513          $21.061          $18.853          $14.846
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               10               10               10               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $22.398          $20.985          $19.213               --               --
  Accumulation Unit Value at end of
   period                                    $27.079          $22.398          $20.985               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $22.398          $20.985          $18.813          $14.837          $14.307
  Accumulation Unit Value at end of
   period                                    $27.079          $22.398          $20.985          $18.813          $14.837
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --                1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $22.360          $20.959          $18.800          $14.834          $14.307
  Accumulation Unit Value at end of
   period                                    $27.019          $22.360          $20.959          $18.800          $14.834
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.943           $6.514           $5.973               --               --
  Accumulation Unit Value at end of
   period                                     $8.381           $6.943           $6.514               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $22.245          $20.883          $19.156               --               --
  Accumulation Unit Value at end of
   period                                    $26.840          $22.245          $20.883               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $22.245          $20.883          $18.760          $14.824          $14.307
  Accumulation Unit Value at end of
   period                                    $26.840          $22.245          $20.883          $18.760          $14.824
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.895           $6.483           $5.955               --               --
  Accumulation Unit Value at end of
   period                                     $8.307           $6.895           $6.483               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $51.031          $49.179          $44.885          $35.733          $43.586
  Accumulation Unit Value at end of
   period                                    $58.328          $51.031          $49.179          $44.885          $35.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               62               64               63               16
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $50.770          $49.001          $44.790          $35.711          $43.597
  Accumulation Unit Value at end of
   period                                    $57.943          $50.770          $49.001          $44.790          $35.711
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                9                9                8                3
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $50.684          $48.942          $44.758          $35.703          $43.600
  Accumulation Unit Value at end of
   period                                    $57.815          $50.684          $48.942          $44.758          $35.703
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                7                7               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $50.424          $48.765          $44.663          $35.681          $33.969
  Accumulation Unit Value at end of
   period                                    $57.433          $50.424          $48.765          $44.663          $35.681
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     94              103              106              103               12
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $50.424          $48.765          $44.663          $35.681          $43.611
  Accumulation Unit Value at end of
   period                                    $57.433          $50.424          $48.765          $44.663          $35.681
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     94              103              106              103               12
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $50.166          $48.588          $45.226               --               --
  Accumulation Unit Value at end of
   period                                    $57.054          $50.166          $48.588               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               19               19               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $50.166          $48.588          $44.568          $35.658          $33.968
  Accumulation Unit Value at end of
   period                                    $57.054          $50.166          $48.588          $44.568          $35.658
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               19               19               19                4

12                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $50.081          $48.530          $44.536          $35.651          $33.968
  Accumulation Unit Value at end of
   period                                    $56.928          $50.081          $48.530          $44.536          $35.651
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                9                9                7                4
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.865          $10.539           $9.823               --               --
  Accumulation Unit Value at end of
   period                                    $12.338          $10.865          $10.539               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $49.825          $48.354          $45.090               --               --
  Accumulation Unit Value at end of
   period                                    $56.552          $49.825          $48.354               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                4               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $49.825          $48.354          $44.442          $35.628          $33.967
  Accumulation Unit Value at end of
   period                                    $56.552          $49.825          $48.354          $44.442          $35.628
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                4                4               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.791          $10.488           $9.794               --               --
  Accumulation Unit Value at end of
   period                                    $12.230          $10.791          $10.488               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $4.468           $4.352           $4.338           $3.574           $4.387
  Accumulation Unit Value at end of
   period                                     $4.782           $4.468           $4.352           $4.338           $3.574
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               28               30               28                4
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $4.445           $4.336           $4.328           $3.572           $4.388
  Accumulation Unit Value at end of
   period                                     $4.751           $4.445           $4.336           $4.328           $3.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               26               26               25               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $4.437           $4.331           $4.325           $3.571           $4.388
  Accumulation Unit Value at end of
   period                                     $4.740           $4.437           $4.331           $4.325           $3.571
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $4.414           $4.315           $4.316           $3.569           $3.450
  Accumulation Unit Value at end of
   period                                     $4.709           $4.414           $4.315           $4.316           $3.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     40               40               41               47                4
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $4.414           $4.315           $4.316           $3.569           $4.389
  Accumulation Unit Value at end of
   period                                     $4.709           $4.414           $4.315           $4.316           $3.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     40               40               41               47                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $4.392           $4.300           $4.366               --               --
  Accumulation Unit Value at end of
   period                                     $4.678           $4.392           $4.300               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     44               45               43               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $4.392           $4.300           $4.307           $3.567           $3.450
  Accumulation Unit Value at end of
   period                                     $4.678           $4.392           $4.300           $4.307           $3.567
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     44               45               43               41                2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $4.384           $4.294           $4.304           $3.566           $3.450
  Accumulation Unit Value at end of
   period                                     $4.667           $4.384           $4.294           $4.304           $3.566
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                3               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $4.484           $4.396           $4.470               --               --
  Accumulation Unit Value at end of
   period                                     $4.768           $4.484           $4.396               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $4.362           $4.279           $4.353               --               --
  Accumulation Unit Value at end of
   period                                     $4.637           $4.362           $4.279               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                4                4               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $4.362           $4.279           $4.295           $3.564           $3.450
  Accumulation Unit Value at end of
   period                                     $4.637           $4.362           $4.279           $4.295           $3.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                4                4                4                4
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $4.453           $4.375           $4.456               --               --
  Accumulation Unit Value at end of
   period                                     $4.726           $4.453           $4.375               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM HEALTH SCIENCES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.022          $10.770          $10.196           $8.733          $10.175
  Accumulation Unit Value at end of
   period                                    $12.186          $12.022          $10.770          $10.196           $8.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               28               16               16                2
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.961          $10.731          $10.174           $8.728          $10.178
  Accumulation Unit Value at end of
   period                                    $12.105          $11.961          $10.731          $10.174           $8.728
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                2               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.940          $10.718          $10.167           $8.726          $10.179
  Accumulation Unit Value at end of
   period                                    $12.079          $11.940          $10.718          $10.167           $8.726
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --                2               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.879          $10.679          $10.145           $8.721           $8.443
  Accumulation Unit Value at end of
   period                                    $11.999          $11.879          $10.679          $10.145           $8.721
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               22               20               20                4
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.879          $10.679          $10.145           $8.721          $10.181
  Accumulation Unit Value at end of
   period                                    $11.999          $11.879          $10.679          $10.145           $8.721
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               22               20               20                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.818          $10.641          $10.338               --               --
  Accumulation Unit Value at end of
   period                                    $11.920          $11.818          $10.641               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               10               10               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.818          $10.641          $10.124           $8.715           $8.443
  Accumulation Unit Value at end of
   period                                    $11.920          $11.818          $10.641          $10.124           $8.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               10               10               10                4
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.798          $10.628          $10.116           $8.713           $8.443
  Accumulation Unit Value at end of
   period                                    $11.893          $11.798          $10.628          $10.116           $8.713
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.509           $7.672           $7.465               --               --
  Accumulation Unit Value at end of
   period                                     $8.569           $8.509           $7.672               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --

14                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.738          $10.589          $10.307               --               --
  Accumulation Unit Value at end of
   period                                    $11.815          $11.738          $10.589               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                6               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.738          $10.589          $10.095           $8.708           $8.443
  Accumulation Unit Value at end of
   period                                    $11.815          $11.738          $10.589          $10.095           $8.708
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                6                6                2
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.451           $7.635           $7.442               --               --
  Accumulation Unit Value at end of
   period                                     $8.494           $8.451           $7.635               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $30.863          $30.358          $27.850          $22.319          $23.141
  Accumulation Unit Value at end of
   period                                    $33.637          $30.863          $30.358          $27.850          $22.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               24               28               29                7
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $30.705          $30.248          $27.791          $22.305          $23.147
  Accumulation Unit Value at end of
   period                                    $33.415          $30.705          $30.248          $27.791          $22.305
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                3                3               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $30.653          $30.212          $27.771          $22.300          $23.149
  Accumulation Unit Value at end of
   period                                    $33.341          $30.653          $30.212          $27.771          $22.300
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                5                5               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $30.496          $30.102          $27.712          $22.286          $21.267
  Accumulation Unit Value at end of
   period                                    $33.121          $30.496          $30.102          $27.712          $22.286
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               82              101              104                3
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $30.496          $30.102          $27.712          $22.286          $23.155
  Accumulation Unit Value at end of
   period                                    $33.121          $30.496          $30.102          $27.712          $22.286
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               82              101              104                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $30.340          $29.994          $28.097               --               --
  Accumulation Unit Value at end of
   period                                    $32.902          $30.340          $29.994               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                6               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $30.340          $29.994          $27.653          $22.272          $21.266
  Accumulation Unit Value at end of
   period                                    $32.902          $30.340          $29.994          $27.653          $22.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                6                7               12
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $30.288          $29.957          $27.634          $22.267          $21.266
  Accumulation Unit Value at end of
   period                                    $32.829          $30.288          $29.957          $27.634          $22.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                3                2               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.748          $12.621          $11.839               --               --
  Accumulation Unit Value at end of
   period                                    $13.803          $12.748          $12.621               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $30.133          $29.849          $28.013               --               --
  Accumulation Unit Value at end of
   period                                    $32.613          $30.133          $29.849               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $30.133          $29.849          $27.575          $22.253          $21.266
  Accumulation Unit Value at end of
   period                                    $32.613          $30.133          $29.849          $27.575          $22.253
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                2               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.661          $12.560          $11.804               --               --
  Accumulation Unit Value at end of
   period                                    $13.682          $12.661          $12.560               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $26.286          $26.042          $25.288          $24.558          $23.607
  Accumulation Unit Value at end of
   period                                    $27.092          $26.286          $26.042          $25.288          $24.558
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36               40               48               49               21
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $26.151          $25.947          $25.234          $24.542          $23.613
  Accumulation Unit Value at end of
   period                                    $26.913          $26.151          $25.947          $25.234          $24.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5                5                4               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $26.106          $25.916          $25.216          $24.537          $23.615
  Accumulation Unit Value at end of
   period                                    $26.853          $26.106          $25.916          $25.216          $24.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                3                7                7               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $25.973          $25.822          $25.162          $24.522          $23.891
  Accumulation Unit Value at end of
   period                                    $26.676          $25.973          $25.822          $25.162          $24.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    128              151              152              161               10
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $25.973          $25.822          $25.162          $24.522          $23.621
  Accumulation Unit Value at end of
   period                                    $26.676          $25.973          $25.822          $25.162          $24.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    128              151              152              161               10
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $25.840          $25.728          $25.343               --               --
  Accumulation Unit Value at end of
   period                                    $26.500          $25.840          $25.728               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               35               40               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $25.840          $25.728          $25.109          $24.506          $23.891
  Accumulation Unit Value at end of
   period                                    $26.500          $25.840          $25.728          $25.109          $24.506
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               35               40               43                2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $25.796          $25.697          $25.091          $24.501          $23.891
  Accumulation Unit Value at end of
   period                                    $26.441          $25.796          $25.697          $25.091          $24.501
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                5                4               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.962          $11.929          $11.766               --               --
  Accumulation Unit Value at end of
   period                                    $12.250          $11.962          $11.929               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $25.664          $25.604          $25.267               --               --
  Accumulation Unit Value at end of
   period                                    $26.267          $25.664          $25.604               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               10               11               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $25.664          $25.604          $25.038          $24.486          $23.890
  Accumulation Unit Value at end of
   period                                    $26.267          $25.664          $25.604          $25.038          $24.486
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               10               11               11               --

16                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.881          $11.871          $11.731               --               --
  Accumulation Unit Value at end of
   period                                    $12.142          $11.881          $11.871               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.227          $17.379          $15.167          $11.967          $14.778
  Accumulation Unit Value at end of
   period                                    $24.216          $19.227          $17.379          $15.167          $11.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               39               39               40               14
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $19.129          $17.316          $15.135          $11.960          $14.782
  Accumulation Unit Value at end of
   period                                    $24.056          $19.129          $17.316          $15.135          $11.960
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                1                1               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $19.096          $17.295          $15.124          $11.957          $14.783
  Accumulation Unit Value at end of
   period                                    $24.003          $19.096          $17.295          $15.124          $11.957
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2                2                1               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.999          $17.232          $15.092          $11.949          $11.987
  Accumulation Unit Value at end of
   period                                    $23.844          $18.999          $17.232          $15.092          $11.949
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    100              105              110              114                5
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $18.999          $17.232          $15.092          $11.949          $14.786
  Accumulation Unit Value at end of
   period                                    $23.844          $18.999          $17.232          $15.092          $11.949
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    100              105              110              114                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.902          $17.170          $15.306               --               --
  Accumulation Unit Value at end of
   period                                    $23.687          $18.902          $17.170               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               20               22               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.902          $17.170          $15.060          $11.942          $11.987
  Accumulation Unit Value at end of
   period                                    $23.687          $18.902          $17.170          $15.060          $11.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               20               22               33               10
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.869          $17.149          $15.049          $11.939          $11.987
  Accumulation Unit Value at end of
   period                                    $23.634          $18.869          $17.149          $15.049          $11.939
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.194           $9.274           $8.279               --               --
  Accumulation Unit Value at end of
   period                                    $12.756          $10.194           $9.274               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.773          $17.087          $15.260               --               --
  Accumulation Unit Value at end of
   period                                    $23.478          $18.773          $17.087               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.773          $17.087          $15.017          $11.932          $11.986
  Accumulation Unit Value at end of
   period                                    $23.478          $18.773          $17.087          $15.017          $11.932
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.125           $9.229           $8.254               --               --
  Accumulation Unit Value at end of
   period                                    $12.644          $10.125           $9.229               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               17

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.148          $17.018          $14.265          $10.494          $12.950
  Accumulation Unit Value at end of
   period                                    $24.022          $19.148          $17.018          $14.265          $10.494
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               10                9                7                1
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $19.050          $16.956          $14.235          $10.487          $12.954
  Accumulation Unit Value at end of
   period                                    $23.863          $19.050          $16.956          $14.235          $10.487
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $19.017          $16.936          $14.224          $10.485          $12.955
  Accumulation Unit Value at end of
   period                                    $23.811          $19.017          $16.936          $14.224          $10.485
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                6                1                1               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.920          $16.874          $14.194          $10.479          $10.692
  Accumulation Unit Value at end of
   period                                    $23.653          $18.920          $16.874          $14.194          $10.479
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     60               55               38               23                4
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $18.920          $16.874          $14.194          $10.479          $12.958
  Accumulation Unit Value at end of
   period                                    $23.653          $18.920          $16.874          $14.194          $10.479
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     60               55               38               23                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.823          $16.813          $14.367               --               --
  Accumulation Unit Value at end of
   period                                    $23.497          $18.823          $16.813               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               10               10               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.823          $16.813          $14.164          $10.472          $10.692
  Accumulation Unit Value at end of
   period                                    $23.497          $18.823          $16.813          $14.164          $10.472
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               10               10                1                1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.791          $16.793          $14.154          $10.470          $10.692
  Accumulation Unit Value at end of
   period                                    $23.445          $18.791          $16.793          $14.154          $10.470
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                4                5               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.701          $11.362           $9.722               --               --
  Accumulation Unit Value at end of
   period                                    $15.831          $12.701          $11.362               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.695          $16.732          $14.324               --               --
  Accumulation Unit Value at end of
   period                                    $23.290          $18.695          $16.732               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.695          $16.732          $14.124          $10.463          $10.692
  Accumulation Unit Value at end of
   period                                    $23.290          $18.695          $16.732          $14.124          $10.463
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.615          $11.307           $9.693               --               --
  Accumulation Unit Value at end of
   period                                    $15.692          $12.615          $11.307               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.900          $11.909          $10.655           $8.111           $9.673
  Accumulation Unit Value at end of
   period                                    $17.289          $13.900          $11.909          $10.655           $8.111
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               10                7                7               --

18                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.829          $11.866          $10.632           $8.106           $9.676
  Accumulation Unit Value at end of
   period                                    $17.175          $13.829          $11.866          $10.632           $8.106
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.805          $11.852          $10.625           $8.105           $9.677
  Accumulation Unit Value at end of
   period                                    $17.137          $13.805          $11.852          $10.625           $8.105
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                3                3               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.735          $11.809          $10.602           $8.099           $8.206
  Accumulation Unit Value at end of
   period                                    $17.023          $13.735          $11.809          $10.602           $8.099
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                7                4                6                1
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.735          $11.809          $10.602           $8.099           $9.679
  Accumulation Unit Value at end of
   period                                    $17.023          $13.735          $11.809          $10.602           $8.099
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                7                4                6                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.665          $11.766          $10.649               --               --
  Accumulation Unit Value at end of
   period                                    $16.911          $13.665          $11.766               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                3                3               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.665          $11.766          $10.580           $8.094           $8.206
  Accumulation Unit Value at end of
   period                                    $16.911          $13.665          $11.766          $10.580           $8.094
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                3                3                4               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.641          $11.752          $10.572           $8.093           $8.206
  Accumulation Unit Value at end of
   period                                    $16.874          $13.641          $11.752          $10.572           $8.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                1               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.868           $7.647           $6.931               --               --
  Accumulation Unit Value at end of
   period                                    $10.958           $8.868           $7.647               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.572          $11.709          $10.617               --               --
  Accumulation Unit Value at end of
   period                                    $16.762          $13.572          $11.709               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --                1               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.572          $11.709          $10.550           $8.088           $8.206
  Accumulation Unit Value at end of
   period                                    $16.762          $13.572          $11.709          $10.550           $8.088
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --                1               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.808           $7.610           $6.910               --               --
  Accumulation Unit Value at end of
   period                                    $10.862           $8.808           $7.610               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.766           $9.102           $8.195           $6.536           $7.873
  Accumulation Unit Value at end of
   period                                    $10.972           $9.766           $9.102           $8.195           $6.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     44               47               57               59               17
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.716           $9.069           $8.177           $6.532           $7.875
  Accumulation Unit Value at end of
   period                                    $10.900           $9.716           $9.069           $8.177           $6.532
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               11               11               10                4

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               19

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.700           $9.059           $8.172           $6.531           $7.876
  Accumulation Unit Value at end of
   period                                    $10.876           $9.700           $9.059           $8.172           $6.531
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                6                6                5               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.650           $9.026           $8.154           $6.527           $6.125
  Accumulation Unit Value at end of
   period                                    $10.804           $9.650           $9.026           $8.154           $6.527
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    130              138              141              141                3
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.650           $9.026           $8.154           $6.527           $7.878
  Accumulation Unit Value at end of
   period                                    $10.804           $9.650           $9.026           $8.154           $6.527
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    130              138              141              141                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.601           $8.993           $8.298               --               --
  Accumulation Unit Value at end of
   period                                    $10.733           $9.601           $8.993               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               39               41               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.601           $8.993           $8.137           $6.523           $6.125
  Accumulation Unit Value at end of
   period                                    $10.733           $9.601           $8.993           $8.137           $6.523
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               39               41               42                9
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.584           $8.982           $8.131           $6.521           $6.125
  Accumulation Unit Value at end of
   period                                    $10.709           $9.584           $8.982           $8.131           $6.521
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                2               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.178           $6.734           $6.222               --               --
  Accumulation Unit Value at end of
   period                                     $8.012           $7.178           $6.734               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.535           $8.950           $8.273               --               --
  Accumulation Unit Value at end of
   period                                    $10.638           $9.535           $8.950               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.535           $8.950           $8.114           $6.517           $6.125
  Accumulation Unit Value at end of
   period                                    $10.638           $9.535           $8.950           $8.114           $6.517
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                2                2
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.129           $6.701           $6.203               --               --
  Accumulation Unit Value at end of
   period                                     $7.942           $7.129           $6.701               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.143          $14.559          $12.789          $10.000               --
  Accumulation Unit Value at end of
   period                                    $18.316          $16.143          $14.559          $12.789               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                5                5                2               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.078          $14.523          $12.776          $10.000               --
  Accumulation Unit Value at end of
   period                                    $18.216          $16.078          $14.523          $12.776               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.057          $14.511          $12.772          $10.000               --
  Accumulation Unit Value at end of
   period                                    $18.183          $16.057          $14.511          $12.772               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --               --               --               --

20                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                                           2006             2005             2004             2003             2002
---------------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning of period      $15.993          $14.474          $12.759          $10.000               --
  Accumulation Unit Value at end of period            $18.083          $15.993          $14.474          $12.759               --
  Number of Accumulation Units outstanding at end
   of period (in thousands)                                25               19                7                8               --
 WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL
  DEATH BENEFIT
  Accumulation Unit Value at beginning of period      $15.993          $14.474          $12.759          $10.000               --
  Accumulation Unit Value at end of period            $18.083          $15.993          $14.474          $12.759               --
  Number of Accumulation Units outstanding at end
   of period (in thousands)                                25               19                7                8               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning of period      $15.929          $14.438          $12.936               --               --
  Accumulation Unit Value at end of period            $17.984          $15.929          $14.438               --               --
  Number of Accumulation Units outstanding at end
   of period (in thousands)                                 2                1                1               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning of period      $15.929          $14.438          $12.746          $10.000               --
  Accumulation Unit Value at end of period            $17.984          $15.929          $14.438          $12.746               --
  Number of Accumulation Units outstanding at end
   of period (in thousands)                                 2                1                1                1               --
 WITH EARNINGS PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning of period      $15.908          $14.426          $12.742          $10.000               --
  Accumulation Unit Value at end of period            $17.951          $15.908          $14.426          $12.742               --
  Number of Accumulation Units outstanding at end
   of period (in thousands)                                 3                1                2                2               --
 WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning of period      $15.865          $14.402          $12.921               --               --
  Accumulation Unit Value at end of period            $17.885          $15.865          $14.402               --               --
  Number of Accumulation Units outstanding at end
   of period (in thousands)                                26               28               21               --               --
 WITH EARNINGS PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning of period      $15.844          $14.390          $12.916               --               --
  Accumulation Unit Value at end of period            $17.852          $15.844          $14.390               --               --
  Number of Accumulation Units outstanding at end
   of period (in thousands)                                --               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning of period      $15.844          $14.390          $12.729          $10.000               --
  Accumulation Unit Value at end of period            $17.852          $15.844          $14.390          $12.729               --
  Number of Accumulation Units outstanding at end
   of period (in thousands)                                --               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning of period      $15.781          $14.354          $12.902               --               --
  Accumulation Unit Value at end of period            $17.754          $15.781          $14.354               --               --
  Number of Accumulation Units outstanding at end
   of period (in thousands)                                --               --               --               --               --
PUTNAM MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period       $1.682           $1.664           $1.677           $1.692           $1.694
  Accumulation Unit Value at end of period             $1.732           $1.682           $1.664           $1.677           $1.692
  Number of Accumulation Units outstanding at end
   of period (in thousands)                                67               69               73               79               34
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning of period       $1.674           $1.658           $1.673           $1.691           $1.695
  Accumulation Unit Value at end of period             $1.720           $1.674           $1.658           $1.673           $1.691
  Number of Accumulation Units outstanding at end
   of period (in thousands)                                23               23               24              350                2
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning of period       $1.671           $1.656           $1.672           $1.690           $1.695
  Accumulation Unit Value at end of period             $1.716           $1.671           $1.656           $1.672           $1.690
  Number of Accumulation Units outstanding at end
   of period (in thousands)                                --               25               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning of period       $1.662           $1.650           $1.668           $1.689           $1.694
  Accumulation Unit Value at end of period             $1.705           $1.662           $1.650           $1.668           $1.689
  Number of Accumulation Units outstanding at end
   of period (in thousands)                               281              281              404              476               37

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               21

-------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                                           2006             2005             2004             2003             2002
---------------------------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL
  DEATH BENEFIT
  Accumulation Unit Value at beginning of period       $1.662           $1.650           $1.668           $1.689           $1.695
  Accumulation Unit Value at end of period             $1.705           $1.662           $1.650           $1.668           $1.689
  Number of Accumulation Units outstanding at end
   of period (in thousands)                               281              281              404              476               37
 WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning of period       $1.654           $1.644           $1.663               --               --
  Accumulation Unit Value at end of period             $1.694           $1.654           $1.644               --               --
  Number of Accumulation Units outstanding at end
   of period (in thousands)                                 8               11               12               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning of period       $1.654           $1.644           $1.665           $1.688           $1.694
  Accumulation Unit Value at end of period             $1.694           $1.654           $1.644           $1.665           $1.688
  Number of Accumulation Units outstanding at end
   of period (in thousands)                                 8               11               12               13               32
 WITH EARNINGS PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning of period       $1.651           $1.642           $1.663           $1.688           $1.694
  Accumulation Unit Value at end of period             $1.690           $1.651           $1.642           $1.663           $1.688
  Number of Accumulation Units outstanding at end
   of period (in thousands)                                --               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning of period       $0.992           $0.987           $1.000               --               --
  Accumulation Unit Value at end of period             $1.014           $0.992           $0.987               --               --
  Number of Accumulation Units outstanding at end
   of period (in thousands)                                --               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning of period       $1.643           $1.636           $1.658               --               --
  Accumulation Unit Value at end of period             $1.679           $1.643           $1.636               --               --
  Number of Accumulation Units outstanding at end
   of period (in thousands)                                 9               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning of period       $1.643           $1.636           $1.660           $1.687           $1.694
  Accumulation Unit Value at end of period             $1.679           $1.643           $1.636           $1.660           $1.687
  Number of Accumulation Units outstanding at end
   of period (in thousands)                                 9               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning of period       $0.985           $0.983           $0.997               --               --
  Accumulation Unit Value at end of period             $1.005           $0.985           $0.983               --               --
  Number of Accumulation Units outstanding at end
   of period (in thousands)                                --               --               --               --               --
PUTNAM NEW OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period      $21.857          $20.149          $18.524          $14.184          $18.032
  Accumulation Unit Value at end of period            $23.397          $21.857          $20.149          $18.524          $14.184
  Number of Accumulation Units outstanding at end
   of period (in thousands)                                17               17               19               25                6
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning of period      $21.745          $20.076          $18.484          $14.175          $18.036
  Accumulation Unit Value at end of period            $23.243          $21.745          $20.076          $18.484          $14.175
  Number of Accumulation Units outstanding at end
   of period (in thousands)                                 5                5                6                6               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning of period      $21.708          $20.052          $18.471          $14.172          $18.038
  Accumulation Unit Value at end of period            $23.192          $21.708          $20.052          $18.471          $14.172
  Number of Accumulation Units outstanding at end
   of period (in thousands)                                 1                1                1                1               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning of period      $21.597          $19.979          $18.432          $14.163          $13.284
  Accumulation Unit Value at end of period            $23.038          $21.597          $19.979          $18.432          $14.163
  Number of Accumulation Units outstanding at end
   of period (in thousands)                                39               37               37               36                2
 WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL
  DEATH BENEFIT
  Accumulation Unit Value at beginning of period      $21.597          $19.979          $18.432          $14.163          $18.043
  Accumulation Unit Value at end of period            $23.038          $21.597          $19.979          $18.432          $14.163
  Number of Accumulation Units outstanding at end
   of period (in thousands)                                39               37               37               36                2

22                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                                           2006             2005             2004             2003             2002
---------------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning of period      $21.486          $19.907          $18.847               --               --
  Accumulation Unit Value at end of period            $22.886          $21.486          $19.907               --               --
  Number of Accumulation Units outstanding at end
   of period (in thousands)                                10               10               10               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning of period      $21.486          $19.907          $18.393          $14.154          $13.284
  Accumulation Unit Value at end of period            $22.886          $21.486          $19.907          $18.393          $14.154
  Number of Accumulation Units outstanding at end
   of period (in thousands)                                10               10               10               11                4
 WITH EARNINGS PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning of period      $21.450          $19.883          $18.380          $14.151          $13.284
  Accumulation Unit Value at end of period            $22.836          $21.450          $19.883          $18.380          $14.151
  Number of Accumulation Units outstanding at end
   of period (in thousands)                                --               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning of period       $5.469           $5.075           $4.811               --               --
  Accumulation Unit Value at end of period             $5.817           $5.469           $5.075               --               --
  Number of Accumulation Units outstanding at end
   of period (in thousands)                                --               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning of period      $21.340          $19.811          $18.790               --               --
  Accumulation Unit Value at end of period            $22.685          $21.340          $19.811               --               --
  Number of Accumulation Units outstanding at end
   of period (in thousands)                                 2                2                2               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning of period      $21.340          $19.811          $18.341          $14.142          $13.284
  Accumulation Unit Value at end of period            $22.685          $21.340          $19.811          $18.341          $14.142
  Number of Accumulation Units outstanding at end
   of period (in thousands)                                 2                2                2                2                1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning of period       $5.432           $5.050           $4.797               --               --
  Accumulation Unit Value at end of period             $5.766           $5.432           $5.050               --               --
  Number of Accumulation Units outstanding at end
   of period (in thousands)                                --               --               --               --               --
PUTNAM NEW VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period      $19.031          $18.225          $16.012          $12.257          $14.834
  Accumulation Unit Value at end of period            $21.771          $19.031          $18.225          $16.012          $12.257
  Number of Accumulation Units outstanding at end
   of period (in thousands)                                21               23               24               26               14
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning of period      $18.933          $18.159          $15.977          $12.249          $14.838
  Accumulation Unit Value at end of period            $21.627          $18.933          $18.159          $15.977          $12.249
  Number of Accumulation Units outstanding at end
   of period (in thousands)                                 3                4                1                1               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning of period      $18.901          $18.137          $15.966          $12.246          $14.839
  Accumulation Unit Value at end of period            $21.580          $18.901          $18.137          $15.966          $12.246
  Number of Accumulation Units outstanding at end
   of period (in thousands)                                10               11                5                4               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning of period      $18.804          $18.071          $15.932          $12.239          $11.277
  Accumulation Unit Value at end of period            $21.437          $18.804          $18.071          $15.932          $12.239
  Number of Accumulation Units outstanding at end
   of period (in thousands)                                92               90               80               70                4
 WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL
  DEATH BENEFIT
  Accumulation Unit Value at beginning of period      $18.804          $18.071          $15.932          $12.239          $14.843
  Accumulation Unit Value at end of period            $21.437          $18.804          $18.071          $15.932          $12.239
  Number of Accumulation Units outstanding at end
   of period (in thousands)                                92               90               80               70                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning of period      $18.708          $18.006          $16.118               --               --
  Accumulation Unit Value at end of period            $21.296          $18.708          $18.006               --               --
  Number of Accumulation Units outstanding at end
   of period (in thousands)                                10                9                9               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               23

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.708          $18.006          $15.898          $12.231          $11.277
  Accumulation Unit Value at end of
   period                                    $21.296          $18.708          $18.006          $15.898          $12.231
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                9                9               10                6
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.676          $17.984          $15.887          $12.228          $11.277
  Accumulation Unit Value at end of
   period                                    $21.249          $18.676          $17.984          $15.887          $12.228
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                4                3                1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.226          $13.713          $12.292               --               --
  Accumulation Unit Value at end of
   period                                    $16.169          $14.226          $13.713               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.581          $17.919          $16.070               --               --
  Accumulation Unit Value at end of
   period                                    $21.108          $18.581          $17.919               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.581          $17.919          $15.853          $12.221          $11.276
  Accumulation Unit Value at end of
   period                                    $21.108          $18.581          $17.919          $15.853          $12.221
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                2                1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.129          $13.647          $12.255               --               --
  Accumulation Unit Value at end of
   period                                    $16.027          $14.129          $13.647               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM OTC & EMERGING GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $5.848           $5.498           $5.138           $3.839           $5.034
  Accumulation Unit Value at end of
   period                                     $6.482           $5.848           $5.498           $5.138           $3.839
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               15               20               24                1
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.818           $5.478           $5.127           $3.836           $5.035
  Accumulation Unit Value at end of
   period                                     $6.439           $5.818           $5.478           $5.127           $3.836
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.808           $5.472           $5.123           $3.836           $5.035
  Accumulation Unit Value at end of
   period                                     $6.425           $5.808           $5.472           $5.123           $3.836
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.779           $5.452           $5.112           $3.833           $3.585
  Accumulation Unit Value at end of
   period                                     $6.383           $5.779           $5.452           $5.112           $3.833
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               14               13               14               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.779           $5.452           $5.112           $3.833           $5.037
  Accumulation Unit Value at end of
   period                                     $6.383           $5.779           $5.452           $5.112           $3.833
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               14               13               14               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.749           $5.432           $5.204               --               --
  Accumulation Unit Value at end of
   period                                     $6.340           $5.749           $5.432               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.749           $5.432           $5.101           $3.831           $3.585
  Accumulation Unit Value at end of
   period                                     $6.340           $5.749           $5.432           $5.101           $3.831
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --                1

24                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.739           $5.426           $5.098           $3.830           $3.585
  Accumulation Unit Value at end of
   period                                     $6.326           $5.739           $5.426           $5.098           $3.830
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $3.666           $3.469           $3.328               --               --
  Accumulation Unit Value at end of
   period                                     $4.037           $3.666           $3.469               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.710           $5.406           $5.189               --               --
  Accumulation Unit Value at end of
   period                                     $6.285           $5.710           $5.406               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                3               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.710           $5.406           $5.087           $3.828           $3.585
  Accumulation Unit Value at end of
   period                                     $6.285           $5.710           $5.406           $5.087           $3.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                3                3                2
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $3.641           $3.452           $3.318               --               --
  Accumulation Unit Value at end of
   period                                     $4.001           $3.641           $3.452               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.641          $12.207          $11.509           $9.313          $11.363
  Accumulation Unit Value at end of
   period                                    $13.875          $12.641          $12.207          $11.509           $9.313
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               15               15               20               13
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.576          $12.163          $11.485           $9.307          $11.366
  Accumulation Unit Value at end of
   period                                    $13.783          $12.576          $12.163          $11.485           $9.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                3                3               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.555          $12.148          $11.476           $9.305          $11.367
  Accumulation Unit Value at end of
   period                                    $13.753          $12.555          $12.148          $11.476           $9.305
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                3                3                3               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.490          $12.104          $11.452           $9.299           $8.481
  Accumulation Unit Value at end of
   period                                    $13.662          $12.490          $12.104          $11.452           $9.299
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     38               50               45               46                3
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.490          $12.104          $11.452           $9.299          $11.370
  Accumulation Unit Value at end of
   period                                    $13.662          $12.490          $12.104          $11.452           $9.299
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     38               50               45               46                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.427          $12.060          $11.529               --               --
  Accumulation Unit Value at end of
   period                                    $13.572          $12.427          $12.060               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                5               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.427          $12.060          $11.428           $9.293           $8.481
  Accumulation Unit Value at end of
   period                                    $13.572          $12.427          $12.060          $11.428           $9.293
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                5                4                3
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.405          $12.046          $11.420           $9.291           $8.481
  Accumulation Unit Value at end of
   period                                    $13.542          $12.405          $12.046          $11.420           $9.291
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               25

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.054           $7.829           $7.494               --               --
  Accumulation Unit Value at end of
   period                                     $8.784           $8.054           $7.829               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.342          $12.002          $11.494               --               --
  Accumulation Unit Value at end of
   period                                    $13.453          $12.342          $12.002               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.342          $12.002          $11.395           $9.285           $8.480
  Accumulation Unit Value at end of
   period                                    $13.453          $12.342          $12.002          $11.395           $9.285
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.000           $7.791           $7.471               --               --
  Accumulation Unit Value at end of
   period                                     $8.706           $8.000           $7.791               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $22.852          $21.652          $17.397          $11.789          $15.650
  Accumulation Unit Value at end of
   period                                    $26.432          $22.852          $21.652          $17.397          $11.789
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               33               35               34               10
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $22.735          $21.574          $17.360          $11.781          $15.654
  Accumulation Unit Value at end of
   period                                    $26.257          $22.735          $21.574          $17.360          $11.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2                2                1                1
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $22.697          $21.547          $17.347          $11.779          $15.655
  Accumulation Unit Value at end of
   period                                    $26.199          $22.697          $21.547          $17.347          $11.779
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --                2               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $22.581          $21.469          $17.310          $11.771          $11.797
  Accumulation Unit Value at end of
   period                                    $26.026          $22.581          $21.469          $17.310          $11.771
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     55               58               55               64               11
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $22.581          $21.469          $17.310          $11.771          $15.659
  Accumulation Unit Value at end of
   period                                    $26.026          $22.581          $21.469          $17.310          $11.771
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     55               58               55               64               11
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $22.465          $21.392          $17.970               --               --
  Accumulation Unit Value at end of
   period                                    $25.854          $22.465          $21.392               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               20               22               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $22.465          $21.392          $17.274          $11.764          $11.797
  Accumulation Unit Value at end of
   period                                    $25.854          $22.465          $21.392          $17.274          $11.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               20               22               15                7
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $22.427          $21.366          $17.261          $11.762          $11.797
  Accumulation Unit Value at end of
   period                                    $25.797          $22.427          $21.366          $17.261          $11.762
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --                2                1               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.997          $19.070          $16.042               --               --
  Accumulation Unit Value at end of
   period                                    $22.980          $19.997          $19.070               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --

26                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $22.312          $21.289          $17.916               --               --
  Accumulation Unit Value at end of
   period                                    $25.627          $22.312          $21.289               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $22.312          $21.289          $17.225          $11.754          $11.796
  Accumulation Unit Value at end of
   period                                    $25.627          $22.312          $21.289          $17.225          $11.754
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.861          $18.978          $15.994               --               --
  Accumulation Unit Value at end of
   period                                    $22.778          $19.861          $18.978               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.217          $11.913          $11.165           $9.674          $10.745
  Accumulation Unit Value at end of
   period                                    $13.484          $12.217          $11.913          $11.165           $9.674
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    109              122              122              124               26
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.155          $11.870          $11.141           $9.668          $10.748
  Accumulation Unit Value at end of
   period                                    $13.395          $12.155          $11.870          $11.141           $9.668
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5                5                5               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.134          $11.856          $11.133           $9.666          $10.749
  Accumulation Unit Value at end of
   period                                    $13.365          $12.134          $11.856          $11.133           $9.666
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               27               25               28               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.072          $11.813          $11.109           $9.660           $9.290
  Accumulation Unit Value at end of
   period                                    $13.277          $12.072          $11.813          $11.109           $9.660
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    180              212              220              194               18
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.072          $11.813          $11.109           $9.660          $10.752
  Accumulation Unit Value at end of
   period                                    $13.277          $12.072          $11.813          $11.109           $9.660
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    180              212              220              194               18
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.010          $11.770          $11.201               --               --
  Accumulation Unit Value at end of
   period                                    $13.189          $12.010          $11.770               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               22               23               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.010          $11.770          $11.086           $9.654           $9.290
  Accumulation Unit Value at end of
   period                                    $13.189          $12.010          $11.770          $11.086           $9.654
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               22               23               23                4
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.990          $11.756          $11.078           $9.652           $9.290
  Accumulation Unit Value at end of
   period                                    $13.160          $11.990          $11.756          $11.078           $9.652
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               18               18               16                1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.566          $11.351          $10.817               --               --
  Accumulation Unit Value at end of
   period                                    $12.682          $11.566          $11.351               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.929          $11.713          $11.167               --               --
  Accumulation Unit Value at end of
   period                                    $13.073          $11.929          $11.713               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                4               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               27

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.929          $11.713          $11.054           $9.645           $9.289
  Accumulation Unit Value at end of
   period                                    $13.073          $11.929          $11.713          $11.054           $9.645
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                4                4               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.487          $11.297          $10.785               --               --
  Accumulation Unit Value at end of
   period                                    $12.570          $11.487          $11.297               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM UTILITIES GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.408          $21.863          $18.233          $14.813          $17.884
  Accumulation Unit Value at end of
   period                                    $29.322          $23.408          $21.863          $18.233          $14.813
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               11                8                8                2
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $23.288          $21.784          $18.194          $14.803          $17.889
  Accumulation Unit Value at end of
   period                                    $29.128          $23.288          $21.784          $18.194          $14.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                3
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $23.248          $21.757          $18.181          $14.800          $17.890
  Accumulation Unit Value at end of
   period                                    $29.064          $23.248          $21.757          $18.181          $14.800
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $23.129          $21.679          $18.143          $14.791          $13.957
  Accumulation Unit Value at end of
   period                                    $28.872          $23.129          $21.679          $18.143          $14.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                4                4                2
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $23.129          $21.679          $18.143          $14.791          $17.895
  Accumulation Unit Value at end of
   period                                    $28.872          $23.129          $21.679          $18.143          $14.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                4                4                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $23.011          $21.600          $18.409               --               --
  Accumulation Unit Value at end of
   period                                    $28.682          $23.011          $21.600               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                4                4               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $23.011          $21.600          $18.104          $14.781          $13.957
  Accumulation Unit Value at end of
   period                                    $28.682          $23.011          $21.600          $18.104          $14.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                4                4                5                2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $22.972          $21.574          $18.091          $14.778          $13.957
  Accumulation Unit Value at end of
   period                                    $28.618          $22.972          $21.574          $18.091          $14.778
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                1                1               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.127           $8.581           $7.323               --               --
  Accumulation Unit Value at end of
   period                                    $11.360           $9.127           $8.581               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $22.854          $21.496          $18.354               --               --
  Accumulation Unit Value at end of
   period                                    $28.429          $22.854          $21.496               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $22.854          $21.496          $18.053          $14.769          $13.957
  Accumulation Unit Value at end of
   period                                    $28.429          $22.854          $21.496          $18.053          $14.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --

28                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.065           $8.539           $7.301               --               --
  Accumulation Unit Value at end of
   period                                    $11.260           $9.065           $8.539               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
PUTNAM VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.504          $14.019          $11.986           $9.128          $12.010
  Accumulation Unit Value at end of
   period                                    $16.122          $15.504          $14.019          $11.986           $9.128
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7               13               18               19                2
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.424          $13.968          $11.961           $9.122          $12.013
  Accumulation Unit Value at end of
   period                                    $16.015          $15.424          $13.968          $11.961           $9.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.398          $13.951          $11.952           $9.120          $12.014
  Accumulation Unit Value at end of
   period                                    $15.980          $15.398          $13.951          $11.952           $9.120
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                3                6                3               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.319          $13.901          $11.927           $9.115           $8.771
  Accumulation Unit Value at end of
   period                                    $15.874          $15.319          $13.901          $11.927           $9.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               24               17               16                2
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.319          $13.901          $11.927           $9.115          $12.017
  Accumulation Unit Value at end of
   period                                    $15.874          $15.319          $13.901          $11.927           $9.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               24               17               16                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.241          $13.851          $12.269               --               --
  Accumulation Unit Value at end of
   period                                    $15.769          $15.241          $13.851               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               14               14               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.241          $13.851          $11.902           $9.109           $8.771
  Accumulation Unit Value at end of
   period                                    $15.769          $15.241          $13.851          $11.902           $9.109
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               14               14               12                3
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.215          $13.834          $11.893           $9.107           $8.771
  Accumulation Unit Value at end of
   period                                    $15.735          $15.215          $13.834          $11.893           $9.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2                3               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.330           $5.761           $5.110               --               --
  Accumulation Unit Value at end of
   period                                     $6.539           $6.330           $5.761               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.137          $13.784          $12.232               --               --
  Accumulation Unit Value at end of
   period                                    $15.631          $15.137          $13.784               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.137          $13.784          $11.868           $9.101           $8.771
  Accumulation Unit Value at end of
   period                                    $15.631          $15.137          $13.784          $11.868           $9.101
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.287           $5.733           $5.095               --               --
  Accumulation Unit Value at end of
   period                                     $6.482           $6.287           $5.733               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               29

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2006             2005             2004             2003             2002
------------------------------------------------------------------------------------------------------------------------
PUTNAM VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $52.308          $50.189          $48.458          $39.341          $49.264
  Accumulation Unit Value at end of
   period                                    $54.385          $52.308          $50.189          $48.458          $39.341
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               29               35               38                7
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $52.041          $50.007          $48.354          $39.316          $49.276
  Accumulation Unit Value at end of
   period                                    $54.026          $52.041          $50.007          $48.354          $39.316
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                3                3                3               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $51.952          $49.946          $48.320          $39.308          $49.280
  Accumulation Unit Value at end of
   period                                    $53.906          $51.952          $49.946          $48.320          $39.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                4                4               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $51.686          $49.766          $48.217          $39.283          $38.141
  Accumulation Unit Value at end of
   period                                    $53.550          $51.686          $49.766          $48.217          $39.283
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     56               64               61               60                4
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $51.686          $49.766          $48.217          $39.283          $49.293
  Accumulation Unit Value at end of
   period                                    $53.550          $51.686          $49.766          $48.217          $39.283
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     56               64               61               60                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $51.422          $49.585          $49.095               --               --
  Accumulation Unit Value at end of
   period                                    $53.196          $51.422          $49.585               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                7               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $51.422          $49.585          $48.115          $39.258          $38.140
  Accumulation Unit Value at end of
   period                                    $53.196          $51.422          $49.585          $48.115          $39.258
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                7                9               14
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $51.334          $49.525          $48.081          $39.250          $38.140
  Accumulation Unit Value at end of
   period                                    $53.079          $51.334          $49.525          $48.081          $39.250
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                2               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.484           $6.262           $6.208               --               --
  Accumulation Unit Value at end of
   period                                     $6.698           $6.484           $6.262               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $51.072          $49.346          $48.948               --               --
  Accumulation Unit Value at end of
   period                                    $52.728          $51.072          $49.346               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                4               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $51.072          $49.346          $47.979          $39.225          $38.139
  Accumulation Unit Value at end of
   period                                    $52.728          $51.072          $49.346          $47.979          $39.225
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                4                4               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.440           $6.232           $6.190               --               --
  Accumulation Unit Value at end of
   period                                     $6.639           $6.440           $6.232               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT TEN AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account Ten (the "Account") as of December 31, 2006 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2006, by correspondence with the investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting the Hartford Life and Annuity Insurance Company Separate Account Ten as of December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 19, 2007

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                  PUTNAM
                                   PUTNAM        AMERICAN        PUTNAM
                                   MID CAP      GOVERNMENT       CAPITAL
                                    VALUE         INCOME      APPRECIATION
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                         2,028,597      3,385,590      1,681,304
   Class IB                           347,383        584,252        342,635
                                =============  =============  =============
  Cost:
   Class IA                       $26,823,830    $37,116,408    $12,668,755
   Class IB                         4,886,830      6,851,466      2,530,176
                                =============  =============  =============
  Market Value:
   Class IA                       $36,169,879    $38,528,017    $16,174,146
   Class IB                         6,162,576      6,625,413      3,265,312
 Due from Hartford Life and
  Annuity Insurance Company                --             --             --
 Receivable from fund shares
  sold                                  6,810         23,086         66,456
 Other assets                              --             55             --
                                -------------  -------------  -------------
 Total Assets                      42,339,265     45,176,571     19,505,914
                                -------------  -------------  -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company             6,810         23,086         66,456
 Payable for fund shares
  purchased                                --             --             --
 Other liabilities                      2,230             --             25
                                -------------  -------------  -------------
 Total Liabilities                      9,040         23,086         66,481
                                -------------  -------------  -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $42,330,225    $45,153,485    $19,439,433
                                =============  =============  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   PUTNAM          PUTNAM                           PUTNAM
                                DIVERSIFIED     GLOBAL ASSET       PUTNAM           GROWTH
                                   INCOME        ALLOCATION    GLOBAL EQUITY      AND INCOME
                                SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                        15,391,402       9,479,850      19,516,104        55,063,153
   Class IB                         2,113,982         534,976         324,152         2,109,558
                               ==============  ==============  ==============  ================
  Cost:
   Class IA                      $158,018,770    $131,507,469    $262,287,685      $986,225,696
   Class IB                        18,509,213       7,107,939       4,168,807        47,349,344
                               ==============  ==============  ==============  ================
  Market Value:
   Class IA                      $136,829,567    $156,417,528    $266,980,308    $1,626,565,548
   Class IB                        18,560,763       8,848,502       4,398,748        61,936,625
 Due from Hartford Life and
  Annuity Insurance Company                --              --              --                --
 Receivable from fund shares
  sold                                117,966          67,816          64,841         1,364,651
 Other assets                             136             407              --            17,499
                               --------------  --------------  --------------  ----------------
 Total Assets                     155,508,432     165,334,253     271,443,897     1,689,884,323
                               --------------  --------------  --------------  ----------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company           117,966          67,816          64,841         1,364,651
 Payable for fund shares
  purchased                                --              --              --                --
 Other liabilities                         --              --             289                --
                               --------------  --------------  --------------  ----------------
 Total Liabilities                    117,966          67,816          65,130         1,364,651
                               --------------  --------------  --------------  ----------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $155,390,466    $165,266,437    $271,378,767    $1,688,519,672
                               ==============  ==============  ==============  ================

                                  PUTNAM         PUTNAM
                                  GROWTH         HEALTH          PUTNAM
                               OPPORTUNITIES    SCIENCES       HIGH YIELD
                                SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
-----------------------------  --------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                        2,296,027      4,461,092      21,319,322
   Class IB                          609,059        356,981       1,952,642
                               =============  =============  ==============
  Cost:
   Class IA                      $24,474,356    $44,187,237    $253,945,488
   Class IB                        3,361,631      4,132,457      14,936,179
                               =============  =============  ==============
  Market Value:
   Class IA                      $12,145,983    $61,072,353    $166,930,292
   Class IB                        3,191,468      4,854,944      15,191,560
 Due from Hartford Life and
  Annuity Insurance Company               --             --              --
 Receivable from fund shares
  sold                                 4,817         52,745          95,097
 Other assets                             43            258             635
                               -------------  -------------  --------------
 Total Assets                     15,342,311     65,980,300     182,217,584
                               -------------  -------------  --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company            4,817         52,745          95,097
 Payable for fund shares
  purchased                               --             --              --
 Other liabilities                        --             --              --
                               -------------  -------------  --------------
 Total Liabilities                     4,817         52,745          95,097
                               -------------  -------------  --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $15,337,494    $65,927,555    $182,122,487
                               =============  =============  ==============

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                    PUTNAM
                                                INTERNATIONAL       PUTNAM
                                    PUTNAM          GROWTH      INTERNATIONAL
                                    INCOME        AND INCOME        EQUITY
                                 SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                         13,245,665       9,385,181       9,289,021
   Class IB                          2,577,392         911,062       1,156,916
                                ==============  ==============  ==============
  Cost:
   Class IA                       $176,226,273    $105,587,288    $109,043,529
   Class IB                         32,655,417      11,126,537      14,862,350
                                ==============  ==============  ==============
  Market Value:
   Class IA                       $168,219,940    $181,321,697    $193,025,854
   Class IB                         32,500,916      17,501,504      23,878,753
 Due from Hartford Life and
  Annuity Insurance Company                 --              --              --
 Receivable from fund shares
  sold                                  38,424          34,498         146,888
 Other assets                               --              --           3,490
                                --------------  --------------  --------------
 Total Assets                      200,759,280     198,857,699     217,054,985
                                --------------  --------------  --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company             38,424          34,498         146,888
 Payable for fund shares
  purchased                                 --              --              --
 Other liabilities                         298           5,468              --
                                --------------  --------------  --------------
 Total Liabilities                      38,722          39,966         146,888
                                --------------  --------------  --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $200,720,558    $198,817,733    $216,908,097
                                ==============  ==============  ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       PUTNAM
                                    INTERNATIONAL           PUTNAM          PUTNAM               PUTNAM
                                  NEW OPPORTUNITIES       INVESTORS      MONEY MARKET      NEW OPPORTUNITIES
                                     SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                             3,405,390           10,424,206      94,182,520           16,539,856
   Class IB                               191,310            1,643,793       6,556,374              674,973
                                    =============       ==============  ==============       ==============
  Cost:
   Class IA                           $35,042,148         $106,680,769     $94,182,520         $219,072,725
   Class IB                             2,540,245           15,452,713       6,556,374           12,355,380
                                    =============       ==============  ==============       ==============
  Market Value:
   Class IA                           $62,454,861         $127,905,006     $94,182,520         $336,751,475
   Class IB                             3,491,410           20,070,712       6,556,374           13,526,469
 Due from Hartford Life and
  Annuity Insurance Company                    --                   --              --                   --
 Receivable from fund shares
  sold                                    147,554              113,505         331,015              553,918
 Other assets                               2,036                2,405          14,346                8,653
                                    -------------       --------------  --------------       --------------
 Total Assets                          66,095,861          148,091,628     101,084,255          350,840,515
                                    -------------       --------------  --------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company               147,554              113,505         331,015              553,918
 Payable for fund shares
  purchased                                    --                   --              --                   --
 Other liabilities                             --                   --              --                   --
                                    -------------       --------------  --------------       --------------
 Total Liabilities                        147,554              113,505         331,015              553,918
                                    -------------       --------------  --------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $65,948,307         $147,978,123    $100,753,240         $350,286,597
                                    =============       ==============  ==============       ==============

                                                       PUTNAM
                                   PUTNAM          OTC & EMERGING          PUTNAM
                                 NEW VALUE             GROWTH             RESEARCH
                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                        12,442,354           2,503,165           3,088,274
   Class IB                         1,323,975             332,493             671,216
                               ==============       =============       =============
  Cost:
   Class IA                      $138,331,961         $25,153,265         $36,877,343
   Class IB                        18,793,081           2,644,834           7,553,119
                               ==============       =============       =============
  Market Value:
   Class IA                      $229,810,278         $18,473,359         $40,734,338
   Class IB                        24,281,709           2,410,579           8,806,353
 Due from Hartford Life and
  Annuity Insurance Company                --                  --                  --
 Receivable from fund shares
  sold                                250,917              19,558              79,316
 Other assets                           1,690                 354                 639
                               --------------       -------------       -------------
 Total Assets                     254,344,594          20,903,850          49,620,646
                               --------------       -------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company           250,917              19,558              79,316
 Payable for fund shares
  purchased                                --                  --                  --
 Other liabilities                         --                  --                  --
                               --------------       -------------       -------------
 Total Liabilities                    250,917              19,558              79,316
                               --------------       -------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $254,093,677         $20,884,292         $49,541,330
                               ==============       =============       =============

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                    PUTNAM
                                    PUTNAM        THE GEORGE
                                  SMALL CAP      PUTNAM FUND
                                    VALUE         OF BOSTON
                                 SUB-ACCOUNT     SUB-ACCOUNT
--------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                          5,492,074      15,452,134
   Class IB                            578,763       2,152,648
                                ==============  ==============
  Cost:
   Class IA                        $67,658,348    $158,536,270
   Class IB                          9,679,496      22,406,386
                                ==============  ==============
  Market Value:
   Class IA                       $134,500,902    $192,688,113
   Class IB                         14,046,582      26,692,841
 Due from Hartford Life and
  Annuity Insurance Company                 --              --
 Receivable from fund shares
  sold                                 295,882         145,524
 Other assets                               --             839
                                --------------  --------------
 Total Assets                      148,843,366     219,527,317
                                --------------  --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company            295,883         145,524
 Payable for fund shares
  purchased                                 --              --
 Other liabilities                         162              --
                                --------------  --------------
 Total Liabilities                     296,045         145,524
                                --------------  --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $148,547,321    $219,381,793
                                ==============  ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        PUTNAM
                                      UTILITIES
                                        GROWTH               PUTNAM          PUTNAM
                                      AND INCOME             VISTA          VOYAGER
                                     SUB-ACCOUNT          SUB-ACCOUNT     SUB-ACCOUNT
---------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                              8,351,527            6,189,008      22,685,010
   Class IB                                236,430              722,467       1,069,875
                                    ==============       ==============  ==============
  Cost:
   Class IA                            $99,994,929          $67,016,479    $532,761,579
   Class IB                              3,161,806            9,907,331      30,920,110
                                    ==============       ==============  ==============
  Market Value:
   Class IA                           $148,907,720          $92,587,564    $686,221,568
   Class IB                              4,196,645           10,620,276      32,171,150
 Due from Hartford Life and
  Annuity Insurance Company                     --                   --              --
 Receivable from fund shares
  sold                                     118,461              118,213         878,952
 Other assets                                3,443                1,176          16,366
                                    --------------       --------------  --------------
 Total Assets                          153,226,269          103,327,229     719,288,036
                                    --------------       --------------  --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                118,461              118,213         878,952
 Payable for fund shares
  purchased                                     --                   --              --
 Other liabilities                              --                   --              --
                                    --------------       --------------  --------------
 Total Liabilities                         118,461              118,213         878,952
                                    --------------       --------------  --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $153,107,808         $103,209,016    $718,409,084
                                    ==============       ==============  ==============


                                       PUTNAM             PUTNAM
                                     DISCOVERY            CAPITAL         PUTNAM
                                       GROWTH          OPPORTUNITIES  EQUITY INCOME
                                    SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT
-----------------------------  -----------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                              994,038             921,771       5,510,311
   Class IB                              404,135             286,242       1,001,606
                                    ============       =============  ==============
  Cost:
   Class IA                           $4,995,787         $12,961,702     $67,303,681
   Class IB                            1,646,493           3,990,735      11,968,057
                                    ============       =============  ==============
  Market Value:
   Class IA                           $5,974,168         $15,808,378     $87,448,636
   Class IB                            2,392,482           4,877,569      15,815,360
 Due from Hartford Life and
  Annuity Insurance Company                   --                  --              --
 Receivable from fund shares
  sold                                     1,253               5,965          49,106
 Other assets                                 --                  88              --
                                    ------------       -------------  --------------
 Total Assets                          8,367,903          20,692,000     103,313,102
                                    ------------       -------------  --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                1,253               5,965          49,106
 Payable for fund shares
  purchased                                   --                  --              --
 Other liabilities                            20                  --             215
                                    ------------       -------------  --------------
 Total Liabilities                         1,273               5,965          49,321
                                    ------------       -------------  --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $8,366,630         $20,686,035    $103,263,781
                                    ============       =============  ==============

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                     UNITS        MINIMUM            MAXIMUM
                                                                    OWNED BY        UNIT               UNIT          CONTRACT
                                                                  PARTICIPANTS  FAIR VALUE#        FAIR VALUE#      LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD (BY
 SUB-ACCOUNT):
Putnam Mid Cap Value -- Class IA                                     1,945,239    $18.139483  to     $18.782399       $35,933,150
Putnam Mid Cap Value -- Class IB                                       340,232     17.630509  to      18.621027         6,162,520
Putnam American Government Income -- Class IA                        2,936,140     12.691490  to      13.475700        38,341,251
Putnam American Government Income -- Class IB                          516,801     11.432670  to      12.917016         6,350,613
Putnam Capital Appreciation -- Class IA                              1,568,937      9.877465  to      10.581038        16,145,142
Putnam Capital Appreciation -- Class IB                                329,623      9.575555  to      10.311985         3,265,309
Putnam Diversified Income -- Class IA                                7,503,361     15.173348  to      18.194134       136,410,530
Putnam Diversified Income -- Class IB                                1,231,080     13.304096  to      18.186222        18,560,769
Putnam Global Asset Allocation -- Class IA                           4,185,074     12.759287  to      37.330714       155,675,904
Putnam Global Asset Allocation -- Class IB                             608,798     10.802439  to      37.514193         8,848,488
Putnam Global Equity -- Class IA                                     9,451,942     10.114340  to      28.183415       265,367,726
Putnam Global Equity -- Class IB                                       423,561      6.131912  to      28.239165         4,398,735
Putnam Growth and Income -- Class IA                                27,562,899     12.869608  to      59.435618     1,617,835,159
Putnam Growth and Income -- Class IB                                 2,927,883     12.112525  to      59.499553        61,848,380
Putnam Growth Opportunities -- Class IA                              2,474,957      4.718587  to      10.914761        12,047,605
Putnam Growth Opportunities -- Class IB                                699,872      4.113833  to       4.878322         3,191,459
Putnam Health Sciences -- Class IA                                   4,912,807     12.046290  to      13.491720        60,997,902
Putnam Health Sciences -- Class IB                                     445,831      8.452880  to      12.430709         4,853,038
Putnam High Yield -- Class IA                                        4,880,367     14.589374  to      34.265559       166,418,855
Putnam High Yield -- Class IB                                          835,063     12.390695  to      34.311955        15,191,675
Putnam Income -- Class IA                                            6,082,232     10.598528  to      27.613251       167,342,766
Putnam Income -- Class IB                                            2,093,216     12.025393  to      27.635914        32,453,174
Putnam International Growth and Income -- Class IA                   7,411,043     16.644426  to      24.473366       180,575,131
Putnam International Growth and Income -- Class IB                     994,617     14.978091  to      24.504130        17,501,033
Putnam International Equity -- Class IA                              7,828,593     15.694231  to      24.660671       192,293,788
Putnam International Equity -- Class IB                              1,622,495     10.049649  to      24.702058        23,774,736
Putnam International New Opportunities -- Class IA                   3,547,281     12.269175  to      17.624799        62,443,228
Putnam International New Opportunities -- Class IB                     358,853      6.495222  to      17.635844         3,491,395
Putnam Investors -- Class IA                                        11,470,830      0.966534  to      13.257352       126,933,844
Putnam Investors -- Class IB                                         2,238,270      7.306905  to      11.192662        19,985,013
Putnam Money Market -- Class IA                                     53,302,031      1.155355  to      11.430026        93,936,060
Putnam Money Market -- Class IB                                      5,412,035      0.997267  to       1.766348         6,557,111
Putnam New Opportunities -- Class IA                                14,105,965      8.574923  to      23.861868       335,742,904
Putnam New Opportunities -- Class IB                                 1,901,948      4.447453  to      23.867242        13,442,438
Putnam New Value -- Class IA                                        10,327,844     13.454864  to      22.194722       228,959,661
Putnam New Value -- Class IB                                         1,231,157     15.873638  to      22.208285        24,152,495
Putnam OTC & Emerging Growth -- Class IA                             2,805,539      4.945150  to       6.603652        18,460,018
Putnam OTC & Emerging Growth -- Class IB                               647,427      1.997215  to       6.627008         2,410,018
Putnam Research -- Class IA                                          2,890,869     10.732771  to      14.128238        40,662,541
Putnam Research -- Class IB                                            868,217      8.574102  to      14.153735         8,806,654
Putnam Small Cap Value -- Class IA                                   4,979,496     14.760266  to      29.429504       134,054,502
Putnam Small Cap Value -- Class IB                                     555,843     22.559466  to      26.962456        13,906,357
Putnam The George Putnam Fund of Boston -- Class IA                 13,955,701     11.952312  to      14.354043       191,781,181
Putnam The George Putnam Fund of Boston -- Class IB                  1,975,697     12.449916  to      14.235201        26,692,783
Putnam Utilities Growth and Income -- Class IA                       4,965,215     13.574874  to      29.889328       148,213,656
Putnam Utilities Growth and Income -- Class IB                         247,129     11.205826  to      29.910518         4,196,641

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                     UNITS        MINIMUM            MAXIMUM
                                                                    OWNED BY        UNIT               UNIT          CONTRACT
                                                                  PARTICIPANTS  FAIR VALUE#        FAIR VALUE#      LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Putnam Vista -- Class IA                                             5,624,343    $10.787978  to     $16.437614       $92,240,563
Putnam Vista -- Class IB                                             1,400,634      5.469965  to      16.445388        10,620,379
Putnam Voyager -- Class IA                                          12,439,487      9.099253  to      55.420008       681,763,610
Putnam Voyager -- Class IB                                           3,336,178      5.311318  to      55.477048        32,096,971
Putnam Discovery Growth -- Class IA                                    987,326      5.924815  to       6.221582         5,972,344
Putnam Discovery Growth -- Class IB                                    410,271      5.632658  to       5.996627         2,392,478
Putnam Capital Opportunities -- Class IA                               843,587     18.404800  to      19.057053        15,805,420
Putnam Capital Opportunities -- Class IB                               266,853     17.859648  to      18.863017         4,877,558
Putnam Equity Income -- Class IA                                     5,313,128     16.048034  to      16.616842        86,841,684
Putnam Equity Income -- Class IB                                       977,336     15.629199  to      16.452427        15,685,344
ANNUITY CONTRACTS IN THE ANNUITY PERIOD
 (BY SUB-ACCOUNT):
Putnam Mid Cap Value -- Class IA                                        12,696     18.475066  to      18.475066           234,555
Putnam American Government Income -- Class IA                           14,303     13.062885  to      13.062885           186,842
Putnam American Government Income -- Class IB                           21,351     12.869687  to      12.869687           274,779
Putnam Capital Appreciation -- Class IA                                  2,816     10.291466  to      10.291466            28,982
Putnam Diversified Income -- Class IA                                   23,039     18.194134  to      18.194134           419,167
Putnam Global Asset Allocation -- Class IA                              19,878     37.330714  to      37.330714           742,045
Putnam Global Equity -- Class IA                                        57,208     28.183415  to      28.183415         1,612,306
Putnam Growth and Income -- Class IA                                   147,177     59.435618  to      59.435618         8,747,578
Putnam Growth and Income -- Class IB                                     2,778     13.428336  to      58.479241            88,555
Putnam Growth Opportunities -- Class IA                                 20,222      4.867499  to       4.867499            98,430
Putnam Health Sciences -- Class IA                                       6,014     12.412793  to      12.412793            74,654
Putnam Health Sciences -- Class IB                                         174     11.270879  to      11.270879             1,961
Putnam High Yield -- Class IA                                           14,941     34.265559  to      34.265559           511,957
Putnam Income -- Class IA                                               31,758     27.613251  to      27.613251           876,934
Putnam Income -- Class IB                                                1,756     27.161901  to      27.161901            47,684
Putnam International Growth and Income -- Class IA                      30,301     24.473366  to      24.473366           741,569
Putnam International Equity -- Class IA                                 29,811     24.660671  to      24.660671           735,164
Putnam International Equity -- Class IB                                  4,300     24.278470  to      24.278470           104,409
Putnam International New Opportunities -- Class IA                         776     17.624799  to      17.624799            13,684
Putnam Investors -- Class IA                                            87,010     11.180668  to      11.180668           972,826
Putnam Investors -- Class IB                                             7,858     11.000734  to      11.000734            86,440
Putnam Money Market -- Class IA                                        147,372      1.764704  to       1.764704           260,069
Putnam New Opportunities -- Class IA                                    42,611     23.861868  to      23.861868         1,016,777
Putnam New Opportunities -- Class IB                                     3,601     23.457952  to      23.457952            84,478
Putnam New Value -- Class IA                                            38,394     22.194722  to      22.194722           852,154
Putnam New Value -- Class IB                                             5,927     21.827479  to      21.827479           129,367
Putnam OTC & Emerging Growth -- Class IA                                 2,073      6.603652  to       6.603652            13,690
Putnam OTC & Emerging Growth -- Class IB                                   212      2.675800  to       2.675800               566
Putnam Research -- Class IA                                              5,106     14.128238  to      14.128238            72,135
Putnam Small Cap Value -- Class IA                                      16,575     26.923765  to      26.923765           446,275
Putnam Small Cap Value -- Class IB                                       5,290     26.500223  to      26.500223           140,187
Putnam The George Putnam Fund of Boston -- Class IA                     66,065     13.741525  to      13.741525           907,829
Putnam Utilities Growth and Income -- Class IA                          23,336     29.889328  to      29.889328           697,511
Putnam Vista -- Class IA                                                21,175     16.437614  to      16.437614           348,074
Putnam Voyager -- Class IA                                              80,721     55.420008  to      55.420008         4,473,549

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                     UNITS        MINIMUM            MAXIMUM
                                                                    OWNED BY        UNIT               UNIT          CONTRACT
                                                                  PARTICIPANTS  FAIR VALUE#        FAIR VALUE#      LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager -- Class IB                                               1,375    $54.525510  to     $54.525510           $74,954
Putnam Discovery Growth -- Class IA                                        299      6.051201  to       6.051201             1,808
Putnam Capital Opportunities -- Class IA                                   163     18.745271  to      18.745271             3,057
Putnam Equity Income -- Class IA                                        37,123     16.344916  to      16.344916           606,779
Putnam Equity Income -- Class IB                                         8,017     16.212888  to      16.212888           129,974

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                PUTNAM
                                        PUTNAM                 AMERICAN                 PUTNAM
                                       MID CAP                GOVERNMENT               CAPITAL
                                        VALUE                   INCOME               APPRECIATION
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $151,502              $2,246,408                 $58,865
                                     ------------            ------------            ------------
EXPENSES:
 Mortality and expense risk
  charges                                (540,342)               (639,966)               (256,953)
                                     ------------            ------------            ------------
  Net Investment income (loss)           (388,840)              1,606,442                (198,088)
                                     ------------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   125,481                (256,586)                 84,023
 Net realized gain on
  distributions                         1,891,116                      --               1,731,586
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,619,618                (421,774)                370,093
                                     ------------            ------------            ------------
  Net gain (loss) on
   investments                          5,636,215                (678,360)              2,185,702
                                     ------------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $5,247,375                $928,082              $1,987,614
                                     ============            ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   PUTNAM                PUTNAM                                       PUTNAM
                                 DIVERSIFIED          GLOBAL ASSET             PUTNAM                 GROWTH
                                   INCOME              ALLOCATION           GLOBAL EQUITY           AND INCOME
                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $10,171,599            $5,053,901            $1,607,778             $32,677,406
                               ---------------       ---------------       ---------------       -----------------
EXPENSES:
 Mortality and expense risk
  charges                           (2,162,098)           (2,160,197)           (3,402,716)            (22,249,894)
                               ---------------       ---------------       ---------------       -----------------
  Net Investment income
   (loss)                            8,009,501             2,893,704            (1,794,938)             10,427,512
                               ---------------       ---------------       ---------------       -----------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             (6,094,163)            3,856,545            (9,231,565)             80,157,142
 Net realized gain on
  distributions                             --                    --                    --              43,789,493
 Net unrealized appreciation
  (depreciation) of
  investments during the year        6,241,659            11,783,548            64,714,618             103,699,204
                               ---------------       ---------------       ---------------       -----------------
  Net gain (loss) on
   investments                         147,496            15,640,093            55,483,053             227,645,839
                               ---------------       ---------------       ---------------       -----------------
  Net increase (decrease) in
   net assets resulting from
   operations                       $8,156,997           $18,533,797           $53,688,115            $238,073,351
                               ===============       ===============       ===============       =================

                                        PUTNAM                PUTNAM
                                        GROWTH                HEALTH                 PUTNAM
                                     OPPORTUNITIES           SCIENCES              HIGH YIELD
                                      SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $45,305              $418,835            $16,012,209
                                    ---------------       ---------------       ----------------
EXPENSES:
 Mortality and expense risk
  charges                                  (212,188)             (983,282)            (2,495,036)
                                    ---------------       ---------------       ----------------
  Net Investment income
   (loss)                                  (166,883)             (564,447)            13,517,173
                                    ---------------       ---------------       ----------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (2,936,688)            7,092,454            (20,685,597)
 Net realized gain on
  distributions                                  --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             4,171,416            (5,528,942)            24,084,365
                                    ---------------       ---------------       ----------------
  Net gain (loss) on
   investments                            1,234,728             1,563,512              3,398,768
                                    ---------------       ---------------       ----------------
  Net increase (decrease) in
   net assets resulting from
   operations                            $1,067,845              $999,065            $16,915,941
                                    ===============       ===============       ================

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                       PUTNAM
                                                    INTERNATIONAL          PUTNAM
                                   PUTNAM              GROWTH           INTERNATIONAL
                                   INCOME            AND INCOME            EQUITY
                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $10,191,931          $2,528,040          $1,689,092
                                -------------       -------------       -------------
EXPENSES:
 Mortality and expense risk
  charges                          (2,841,776)         (2,345,138)         (2,678,194)
                                -------------       -------------       -------------
  Net Investment income (loss)      7,350,155             182,902            (989,102)
                                -------------       -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              (628,068)          5,033,758           8,892,133
 Net realized gain on
  distributions                            --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          68,009          37,117,421          40,918,008
                                -------------       -------------       -------------
  Net gain (loss) on
   investments                       (560,059)         42,151,179          49,810,141
                                -------------       -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                      $6,790,096         $42,334,081         $48,821,039
                                =============       =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       PUTNAM
                                   INTERNATIONAL          PUTNAM                  PUTNAM                  PUTNAM
                                 NEW OPPORTUNITIES      INVESTORS              MONEY MARKET         NEW OPPORTUNITIES
                                    SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $952,033           $988,871              $4,739,105                $675,671
                                    ------------       ------------            ------------            ------------
EXPENSES:
 Mortality and expense risk
  charges                               (797,854)        (1,977,203)             (1,334,961)             (4,850,700)
                                    ------------       ------------            ------------            ------------
  Net Investment income
   (loss)                                154,179           (988,332)              3,404,144              (4,175,029)
                                    ------------       ------------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                1,313,118           (524,650)                     --              16,833,447
 Net realized gain on
  distributions                               --                 --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         12,080,606         19,349,082                      --              13,945,544
                                    ------------       ------------            ------------            ------------
  Net gain (loss) on
   investments                        13,393,724         18,824,432                      --              30,778,991
                                    ------------       ------------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                        $13,547,903        $17,836,100              $3,404,144             $26,603,962
                                    ============       ============            ============            ============

                                                          PUTNAM
                                  PUTNAM              OTC & EMERGING              PUTNAM
                                NEW VALUE                 GROWTH                 RESEARCH
                               SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                       $3,398,209                    $ --                $423,693
                               ------------            ------------            ------------
EXPENSES:
 Mortality and expense risk
  charges                        (3,337,935)               (300,600)               (690,972)
                               ------------            ------------            ------------
  Net Investment income
   (loss)                            60,274                (300,600)               (267,279)
                               ------------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions           9,605,949              (5,068,278)               (725,778)
 Net realized gain on
  distributions                  18,290,750                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     7,370,492               7,824,338               5,975,888
                               ------------            ------------            ------------
  Net gain (loss) on
   investments                   35,267,191               2,756,060               5,250,110
                               ------------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                   $35,327,465              $2,455,460              $4,982,831
                               ============            ============            ============

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                              PUTNAM
                                    PUTNAM               THE GEORGE PUTNAM
                                SMALL CAP VALUE           FUND OF BOSTON
                                  SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends                            $859,540                $6,602,999
                                 -------------             -------------
EXPENSES
 Mortality and expense risk
  charges                           (2,071,400)               (3,024,261)
                                 -------------             -------------
  Net Investment income (loss)      (1,211,860)                3,578,738
                                 -------------             -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on
  security transactions             10,902,949                 5,800,272
 Net realized gain on
  distributions                     16,811,854                 8,626,005
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (2,694,588)                5,474,850
                                 -------------             -------------
  Net gain (loss) on
   investments                      25,020,215                19,901,127
                                 -------------             -------------
  Net increase (decrease) in
   net assets resulting from
   operations                      $23,808,355               $23,479,865
                                 =============             =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  PUTNAM
                                 UTILITIES
                                GROWTH AND            PUTNAM               PUTNAM
                                  INCOME               VISTA              VOYAGER
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends                        $4,756,645                $ --           $3,066,406
                               -------------       -------------       --------------
EXPENSES
 Mortality and expense risk
  charges                         (1,846,120)         (1,534,071)         (10,113,546)
                               -------------       -------------       --------------
  Net Investment income
   (loss)                          2,910,525          (1,534,071)          (7,047,140)
                               -------------       -------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on
  security transactions            7,200,857           4,974,959          (20,478,702)
 Net realized gain on
  distributions                           --                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     23,455,424           1,291,251           55,564,704
                               -------------       -------------       --------------
  Net gain (loss) on
   investments                    30,656,281           6,266,210           35,086,002
                               -------------       -------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $33,566,806          $4,732,139          $28,038,862
                               =============       =============       ==============


                                      PUTNAM                  PUTNAM             PUTNAM
                                     DISCOVERY               CAPITAL             EQUITY
                                      GROWTH              OPPORTUNITIES          INCOME
                                    SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME
 Dividends                                 $ --                 $38,920          $1,194,221
                                    -----------            ------------       -------------
EXPENSES
 Mortality and expense risk
  charges                              (125,637)               (250,375)         (1,166,393)
                                    -----------            ------------       -------------
  Net Investment income
   (loss)                              (125,637)               (211,455)             27,828
                                    -----------            ------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on
  security transactions                 982,675                  50,725             516,023
 Net realized gain on
  distributions                              --               1,168,045           2,835,187
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (14,631)              1,246,981          11,636,184
                                    -----------            ------------       -------------
  Net gain (loss) on
   investments                          968,044               2,465,751          14,987,394
                                    -----------            ------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $842,407              $2,254,296         $15,015,222
                                    ===========            ============       =============

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                        PUTNAM
                                   PUTNAM              AMERICAN             PUTNAM
                                   MID CAP            GOVERNMENT            CAPITAL
                                    VALUE               INCOME           APPRECIATION
                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(388,840)          $1,606,442           $(198,088)
 Net realized gain (loss) on
  security transactions               125,481             (256,586)             84,023
 Net realized gain on
  distributions                     1,891,116                   --           1,731,586
 Net unrealized appreciation
  (depreciation) of
  investments during the year       3,619,618             (421,774)            370,093
                                -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        5,247,375              928,082           1,987,614
                                -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                            328,657              123,227             231,297
 Net transfers                      6,266,802              612,170           2,105,079
 Surrenders for benefit
  payments and fees                (8,283,941)         (12,758,258)         (4,027,308)
 Net annuity transactions             136,516               49,593               2,897
                                -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (1,551,966)         (11,973,268)         (1,688,035)
                                -------------       --------------       -------------
 Net increase (decrease) in
  net assets                        3,695,409          (11,045,186)            299,579
NET ASSETS:
 Beginning of year                 38,634,816           56,198,671          19,139,854
                                -------------       --------------       -------------
 End of year                      $42,330,225          $45,153,485         $19,439,433
                                =============       ==============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   PUTNAM                PUTNAM                                       PUTNAM
                                 DIVERSIFIED          GLOBAL ASSET             PUTNAM                 GROWTH
                                   INCOME              ALLOCATION           GLOBAL EQUITY           AND INCOME
                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $8,009,501            $2,893,704           $(1,794,938)            $10,427,512
 Net realized gain (loss) on
  security transactions             (6,094,163)            3,856,545            (9,231,565)             80,157,142
 Net realized gain on
  distributions                             --                    --                    --              43,789,493
 Net unrealized appreciation
  (depreciation) of
  investments during the year        6,241,659            11,783,548            64,714,618             103,699,204
                               ---------------       ---------------       ---------------       -----------------
 Net increase (decrease) in
  net assets resulting from
  operations                         8,156,997            18,533,797            53,688,115             238,073,351
                               ---------------       ---------------       ---------------       -----------------
UNIT TRANSACTIONS:
 Purchases                             791,214               700,549             1,263,914               7,967,761
 Net transfers                       3,164,221             3,907,488            (6,308,689)            (71,460,815)
 Surrenders for benefit
  payments and fees                (42,117,487)          (35,763,210)          (54,277,857)           (403,789,977)
 Net annuity transactions              (67,741)               67,617              (218,671)               (722,831)
                               ---------------       ---------------       ---------------       -----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (38,229,793)          (31,087,556)          (59,541,303)           (468,005,862)
                               ---------------       ---------------       ---------------       -----------------
 Net increase (decrease) in
  net assets                       (30,072,796)          (12,553,759)           (5,853,188)           (229,932,511)
NET ASSETS:
 Beginning of year                 185,463,262           177,820,196           277,231,955           1,918,452,183
                               ---------------       ---------------       ---------------       -----------------
 End of year                      $155,390,466          $165,266,437          $271,378,767          $1,688,519,672
                               ===============       ===============       ===============       =================

                                   PUTNAM               PUTNAM
                                   GROWTH               HEALTH               PUTNAM
                               OPPORTUNITIES           SCIENCES            HIGH YIELD
                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(166,883)           $(564,447)          $13,517,173
 Net realized gain (loss) on
  security transactions            (2,936,688)           7,092,454           (20,685,597)
 Net realized gain on
  distributions                            --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       4,171,416           (5,528,942)           24,084,365
                               --------------       --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,067,845              999,065            16,915,941
                               --------------       --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                             73,717              325,140               856,444
 Net transfers                       (201,494)          (6,915,852)           (8,896,791)
 Surrenders for benefit
  payments and fees                (2,863,245)         (18,605,018)          (48,196,464)
 Net annuity transactions              (7,070)             (14,289)              (65,944)
                               --------------       --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (2,998,092)         (25,210,019)          (56,302,755)
                               --------------       --------------       ---------------
 Net increase (decrease) in
  net assets                       (1,930,247)         (24,210,954)          (39,386,814)
NET ASSETS:
 Beginning of year                 17,267,741           90,138,509           221,509,301
                               --------------       --------------       ---------------
 End of year                      $15,337,494          $65,927,555          $182,122,487
                               ==============       ==============       ===============

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                         PUTNAM
                                                     INTERNATIONAL            PUTNAM
                                    PUTNAM               GROWTH           INTERNATIONAL
                                    INCOME             AND INCOME             EQUITY
                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $7,350,155             $182,902            $(989,102)
 Net realized gain (loss) on
  security transactions               (628,068)           5,033,758            8,892,133
 Net realized gain on
  distributions                             --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           68,009           37,117,421           40,918,008
                                --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         6,790,096           42,334,081           48,821,039
                                --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                           1,023,250            1,015,546              966,743
 Net transfers                       1,515,742           23,454,998            8,271,624
 Surrenders for benefit
  payments and fees                (51,528,181)         (38,027,708)         (42,938,761)
 Net annuity transactions               (1,106)              76,594              (78,152)
                                --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (48,990,295)         (13,480,570)         (33,778,546)
                                --------------       --------------       --------------
 Net increase (decrease) in
  net assets                       (42,200,199)          28,853,511           15,042,493
NET ASSETS:
 Beginning of year                 242,920,757          169,964,222          201,865,604
                                --------------       --------------       --------------
 End of year                      $200,720,558         $198,817,733         $216,908,097
                                ==============       ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        PUTNAM
                                    INTERNATIONAL            PUTNAM               PUTNAM                    PUTNAM
                                  NEW OPPORTUNITIES        INVESTORS           MONEY MARKET            NEW OPPORTUNITIES
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT                SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $154,179            $(988,332)          $3,404,144                $(4,175,029)
 Net realized gain (loss) on
  security transactions                  1,313,118             (524,650)                  --                 16,833,447
 Net realized gain on
  distributions                                 --                   --                   --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           12,080,606           19,349,082                   --                 13,945,544
                                    --------------       --------------       --------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                            13,547,903           17,836,100            3,404,144                 26,603,962
                                    --------------       --------------       --------------            ---------------
UNIT TRANSACTIONS:
 Purchases                                 471,015              827,636            1,652,198                  2,139,672
 Net transfers                           7,580,552            1,410,811           94,438,766                (28,574,163)
 Surrenders for benefit
  payments and fees                    (11,789,650)         (35,342,068)         (98,835,583)               (74,989,062)
 Net annuity transactions                   (3,266)             (70,691)             (86,467)                  (179,447)
                                    --------------       --------------       --------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (3,741,349)         (33,174,312)          (2,831,086)              (101,603,000)
                                    --------------       --------------       --------------            ---------------
 Net increase (decrease) in
  net assets                             9,806,554          (15,338,212)             573,058                (74,999,038)
NET ASSETS:
 Beginning of year                      56,141,753          163,316,335          100,180,182                425,285,635
                                    --------------       --------------       --------------            ---------------
 End of year                           $65,948,307         $147,978,123         $100,753,240               $350,286,597
                                    ==============       ==============       ==============            ===============

                                                            PUTNAM
                                   PUTNAM               OTC & EMERGING          PUTNAM
                                 NEW VALUE                  GROWTH             RESEARCH
                                SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $60,274                $(300,600)          $(267,279)
 Net realized gain (loss) on
  security transactions             9,605,949               (5,068,278)           (725,778)
 Net realized gain on
  distributions                    18,290,750                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       7,370,492                7,824,338           5,975,888
                               --------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       35,327,465                2,455,460           4,982,831
                               --------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                          1,503,749                  215,314             281,118
 Net transfers                     (2,468,973)              (1,820,859)         (3,564,270)
 Surrenders for benefit
  payments and fees               (56,842,881)              (4,758,964)        (10,911,739)
 Net annuity transactions              22,265                   (7,846)             24,890
                               --------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (57,785,840)              (6,372,355)        (14,170,001)
                               --------------            -------------       -------------
 Net increase (decrease) in
  net assets                      (22,458,375)              (3,916,895)         (9,187,170)
NET ASSETS:
 Beginning of year                276,552,052               24,801,187          58,728,500
                               --------------            -------------       -------------
 End of year                     $254,093,677              $20,884,292         $49,541,330
                               ==============            =============       =============

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                         PUTNAM
                                    PUTNAM             THE GEORGE
                                  SMALL CAP           PUTNAM FUND
                                    VALUE              OF BOSTON
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(1,211,860)          $3,578,738
 Net realized gain (loss) on
  security transactions             10,902,949            5,800,272
 Net realized gain on
  distributions                     16,811,854            8,626,005
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (2,694,588)           5,474,850
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        23,808,355           23,479,865
                                --------------       --------------
UNIT TRANSACTIONS:
 Purchases                             795,184              842,302
 Net transfers                      (7,588,687)          (7,265,625)
 Surrenders for benefit
  payments and fees                (37,001,056)         (61,476,893)
 Net annuity transactions              135,057             (167,614)
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (43,659,502)         (68,067,830)
                                --------------       --------------
 Net increase (decrease) in
  net assets                       (19,851,147)         (44,587,965)
NET ASSETS:
 Beginning of year                 168,398,468          263,969,758
                                --------------       --------------
 End of year                      $148,547,321         $219,381,793
                                ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   PUTNAM
                                 UTILITIES
                                   GROWTH               PUTNAM               PUTNAM
                                 AND INCOME             VISTA               VOYAGER
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $2,910,525          $(1,534,071)         $(7,047,140)
 Net realized gain (loss) on
  security transactions             7,200,857            4,974,959          (20,478,702)
 Net realized gain on
  distributions                            --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      23,455,424            1,291,251           55,564,704
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       33,566,806            4,732,139           28,038,862
                               --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                          1,028,390              795,274            3,888,134
 Net transfers                     (3,040,082)          (7,034,952)         (72,024,696)
 Surrenders for benefit
  payments and fees               (33,308,384)         (26,229,291)        (169,755,305)
 Net annuity transactions             (88,479)              11,772             (849,631)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (35,408,555)         (32,457,197)        (238,741,498)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets                       (1,841,749)         (27,725,058)        (210,702,636)
NET ASSETS:
 Beginning of year                154,949,557          130,934,074          929,111,720
                               --------------       --------------       --------------
 End of year                     $153,107,808         $103,209,016         $718,409,084
                               ==============       ==============       ==============


                                        PUTNAM               PUTNAM
                                      DISCOVERY             CAPITAL               PUTNAM
                                        GROWTH           OPPORTUNITIES        EQUITY INCOME
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(125,637)           $(211,455)             $27,828
 Net realized gain (loss) on
  security transactions                    982,675               50,725              516,023
 Net realized gain on
  distributions                                 --            1,168,045            2,835,187
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (14,631)           1,246,981           11,636,184
                                    --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                               842,407            2,254,296           15,015,222
                                    --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                  61,489              123,314              488,889
 Net transfers                            (752,084)           6,465,875           20,357,708
 Surrenders for benefit
  payments and fees                     (1,887,944)          (3,390,679)         (20,030,012)
 Net annuity transactions                     (230)               3,071              (40,010)
                                    --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,578,769)           3,201,581              776,575
                                    --------------       --------------       --------------
 Net increase (decrease) in
  net assets                            (1,736,362)           5,455,877           15,791,797
NET ASSETS:
 Beginning of year                      10,102,992           15,230,158           87,471,984
                                    --------------       --------------       --------------
 End of year                            $8,366,630          $20,686,035         $103,263,781
                                    ==============       ==============       ==============

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                        PUTNAM
                                   PUTNAM              AMERICAN             PUTNAM
                                   MID CAP            GOVERNMENT            CAPITAL
                                    VALUE               INCOME           APPRECIATION
                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(307,672)          $1,573,716           $(129,014)
 Net realized gain (loss) on
  security transactions                28,532             (168,880)             91,503
 Net realized gain on
  distributions                       511,705              150,191                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       3,414,332           (1,357,256)          1,266,019
                                -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        3,646,897              197,771           1,228,508
                                -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                            758,978              598,590             219,853
 Net transfers                     16,668,177           (5,557,945)          2,731,910
 Surrenders for benefit
  payments and fees                (5,404,088)         (16,501,379)         (2,966,476)
 Net annuity transactions              78,944               (9,826)             14,993
                                -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                12,102,011          (21,470,560)                280
                                -------------       --------------       -------------
 Net increase (decrease) in
  net assets                       15,748,908          (21,272,789)          1,228,788
NET ASSETS:
 Beginning of year                 22,885,908           77,471,460          17,911,066
                                -------------       --------------       -------------
 End of year                      $38,634,816          $56,198,671         $19,139,854
                                =============       ==============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   PUTNAM               PUTNAM                                          PUTNAM
                                DIVERSIFIED          GLOBAL ASSET            PUTNAM                     GROWTH
                                   INCOME             ALLOCATION         GLOBAL EQUITY                AND INCOME
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $12,914,417             $310,168            $(519,492)                $13,016,546
 Net realized gain (loss) on
  security transactions            (5,094,438)          (3,493,138)         (33,923,710)                 70,501,563
 Net realized gain on
  distributions                            --                   --                   --                          --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (3,962,745)          13,736,833           55,191,387                  (4,724,942)
                               --------------       --------------       --------------            ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                        3,857,234           10,553,863           20,748,185                  78,793,167
                               --------------       --------------       --------------            ----------------
UNIT TRANSACTIONS:
 Purchases                          1,574,741            1,622,870            1,623,131                  11,608,526
 Net transfers                      8,406,495              685,051          (13,560,714)                (72,796,132)
 Surrenders for benefit
  payments and fees               (43,939,847)         (40,656,065)         (57,851,425)               (453,336,638)
 Net annuity transactions               2,672              (59,829)            (298,438)                 (1,115,090)
                               --------------       --------------       --------------            ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (33,955,939)         (38,407,973)         (70,087,446)               (515,639,334)
                               --------------       --------------       --------------            ----------------
 Net increase (decrease) in
  net assets                      (30,098,705)         (27,854,110)         (49,339,261)               (436,846,167)
NET ASSETS:
 Beginning of year                215,561,967          205,674,306          326,571,216               2,355,298,350
                               --------------       --------------       --------------            ----------------
 End of year                     $185,463,262         $177,820,196         $277,231,955              $1,918,452,183
                               ==============       ==============       ==============            ================

                                  PUTNAM              PUTNAM
                                  GROWTH              HEALTH              PUTNAM
                               OPPORTUNITIES         SCIENCES           HIGH YIELD
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(79,695)          $(909,938)        $18,564,980
 Net realized gain (loss) on
  security transactions           (5,452,407)          2,928,942         (34,249,247)
 Net realized gain on
  distributions                           --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      5,916,309           8,448,139          20,552,662
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         384,207          10,467,143           4,868,395
                               -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                           265,328             556,194           1,698,223
 Net transfers                      (734,366)         (3,372,101)        (18,548,524)
 Surrenders for benefit
  payments and fees               (3,746,093)        (16,188,948)        (58,673,444)
 Net annuity transactions                472             (14,148)             18,172
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (4,214,659)        (19,019,003)        (75,505,573)
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets                      (3,830,452)         (8,551,860)        (70,637,178)
NET ASSETS:
 Beginning of year                21,098,193          98,690,369         292,146,479
                               -------------       -------------       -------------
 End of year                     $17,267,741         $90,138,509        $221,509,301
                               =============       =============       =============

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                         PUTNAM
                                                     INTERNATIONAL            PUTNAM
                                    PUTNAM               GROWTH           INTERNATIONAL
                                    INCOME             AND INCOME             EQUITY
                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $6,056,547            $(364,902)            $889,236
 Net realized gain (loss) on
  security transactions               (922,310)           2,855,666            4,969,140
 Net realized gain on
  distributions                      3,125,036                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (4,882,590)          17,442,606           14,985,102
                                --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         3,376,683           19,933,370           20,843,478
                                --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                           2,847,183            2,171,684            1,736,102
 Net transfers                         (23,524)          16,756,797              592,624
 Surrenders for benefit
  payments and fees                (59,736,610)         (35,472,457)         (38,968,463)
 Net annuity transactions              114,042              (62,855)             (96,103)
                                --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (56,798,909)         (16,606,831)         (36,735,840)
                                --------------       --------------       --------------
 Net increase (decrease) in
  net assets                       (53,422,226)           3,326,539          (15,892,362)
NET ASSETS:
 Beginning of year                 296,342,983          166,637,683          217,757,966
                                --------------       --------------       --------------
 End of year                      $242,920,757         $169,964,222         $201,865,604
                                ==============       ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       PUTNAM
                                    INTERNATIONAL           PUTNAM               PUTNAM                     PUTNAM
                                  NEW OPPORTUNITIES       INVESTORS           MONEY MARKET             NEW OPPORTUNITIES
                                     SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(174,575)            $(86,920)           $1,726,734                $(4,014,986)
 Net realized gain (loss) on
  security transactions                   470,516           (5,351,476)                   --                 (6,365,362)
 Net realized gain on
  distributions                                --                   --                    --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           7,743,651           17,320,233                    --                 45,905,517
                                    -------------       --------------       ---------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                            8,039,592           11,881,837             1,726,734                 35,525,169
                                    -------------       --------------       ---------------            ---------------
UNIT TRANSACTIONS:
 Purchases                                415,320            1,288,408             2,488,680                  3,282,903
 Net transfers                          6,940,324           (1,412,526)           78,122,709                (44,690,575)
 Surrenders for benefit
  payments and fees                    (9,694,394)         (31,204,064)         (113,167,404)               (88,915,023)
 Net annuity transactions                 (30,959)            (145,934)              (53,624)                  (192,027)
                                    -------------       --------------       ---------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,369,709)         (31,474,116)          (32,609,639)              (130,514,722)
                                    -------------       --------------       ---------------            ---------------
 Net increase (decrease) in
  net assets                            5,669,883          (19,592,279)          (30,882,905)               (94,989,553)
NET ASSETS:
 Beginning of year                     50,471,870          182,908,614           131,063,087                520,275,188
                                    -------------       --------------       ---------------            ---------------
 End of year                          $56,141,753         $163,316,335          $100,180,182               $425,285,635
                                    =============       ==============       ===============            ===============

                                                             PUTNAM
                                   PUTNAM                OTC & EMERGING           PUTNAM
                                 NEW VALUE                   GROWTH              RESEARCH
                                SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(595,639)                $(343,140)           $(123,519)
 Net realized gain (loss) on
  security transactions             5,416,761               (13,131,236)          (3,391,115)
 Net realized gain on
  distributions                            --                        --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       8,355,832                14,970,777            5,755,469
                               --------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       13,176,954                 1,496,401            2,240,835
                               --------------            --------------       --------------
UNIT TRANSACTIONS:
 Purchases                          3,021,789                   350,759            1,001,451
 Net transfers                     35,309,619                (3,378,789)          (6,962,463)
 Surrenders for benefit
  payments and fees               (59,892,538)               (4,740,521)         (12,238,606)
 Net annuity transactions             (90,046)                     (280)             (10,098)
                               --------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (21,651,176)               (7,768,831)         (18,209,716)
                               --------------            --------------       --------------
 Net increase (decrease) in
  net assets                       (8,474,222)               (6,272,430)         (15,968,881)
NET ASSETS:
 Beginning of year                285,026,274                31,073,617           74,697,381
                               --------------            --------------       --------------
 End of year                     $276,552,052               $24,801,187          $58,728,500
                               ==============            ==============       ==============

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                              PUTNAM
                                    PUTNAM                  THE GEORGE
                                  SMALL CAP                   PUTNAM
                                    VALUE                   OF BOSTON
                                 SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(1,631,540)               $2,831,721
 Net realized gain (loss) on
  security transactions             10,719,613                 4,240,535
 Net realized gain on
  distributions                     10,586,629                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (10,194,991)                  791,122
                                --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         9,479,711                 7,863,378
                                --------------            --------------
UNIT TRANSACTIONS:
 Purchases                           1,351,947                 2,240,458
 Net transfers                      (7,679,270)               12,549,576
 Surrenders for benefit
  payments and fees                (33,181,153)              (62,492,971)
 Net annuity transactions               54,950                  (133,205)
                                --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (39,453,526)              (47,836,142)
                                --------------            --------------
 Net increase (decrease) in
  net assets                       (29,973,815)              (39,972,764)
NET ASSETS:
 Beginning of year                 198,372,283               303,942,522
                                --------------            --------------
 End of year                      $168,398,468              $263,969,758
                                ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   PUTNAM
                                 UTILITIES
                                   GROWTH               PUTNAM                PUTNAM
                                 AND INCOME             VISTA                VOYAGER
                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $1,527,467          $(1,707,620)           $(2,900,759)
 Net realized gain (loss) on
  security transactions             5,812,004           (2,389,996)           (58,747,229)
 Net realized gain on
  distributions                            --                   --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       4,841,386           17,479,639             98,525,149
                               --------------       --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                       12,180,857           13,382,023             36,877,161
                               --------------       --------------       ----------------
UNIT TRANSACTIONS:
 Purchases                            793,294            1,173,393              6,907,596
 Net transfers                      2,652,763           (3,372,167)          (107,625,692)
 Surrenders for benefit
  payments and fees               (34,548,363)         (26,330,990)          (209,649,979)
 Net annuity transactions             (28,119)             (37,334)            (1,204,935)
                               --------------       --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (31,130,425)         (28,567,098)          (311,573,010)
                               --------------       --------------       ----------------
 Net increase (decrease) in
  net assets                      (18,949,568)         (15,185,075)          (274,695,849)
NET ASSETS:
 Beginning of year                173,899,125          146,119,149          1,203,807,569
                               --------------       --------------       ----------------
 End of year                     $154,949,557         $130,934,074           $929,111,720
                               ==============       ==============       ================


                                  PUTNAM              PUTNAM
                                 DISCOVERY            CAPITAL              PUTNAM
                                  GROWTH           OPPORTUNITIES       EQUITY INCOME
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(146,372)          $(179,330)           $(209,059)
 Net realized gain (loss) on
  security transactions              882,407              24,410               72,499
 Net realized gain on
  distributions                           --              57,133            1,032,116
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (211,371)          1,360,016            2,883,746
                               -------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         524,664           1,262,229            3,779,302
                               -------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                            83,650             274,223            1,241,624
 Net transfers                    (1,390,670)          4,599,763           32,876,064
 Surrenders for benefit
  payments and fees               (1,887,319)         (1,906,850)         (16,168,497)
 Net annuity transactions              1,792                  --              (24,524)
                               -------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (3,192,547)          2,967,136           17,924,667
                               -------------       -------------       --------------
 Net increase (decrease) in
  net assets                      (2,667,883)          4,229,365           21,703,969
NET ASSETS:
 Beginning of year                12,770,875          11,000,793           65,768,015
                               -------------       -------------       --------------
 End of year                     $10,102,992         $15,230,158          $87,471,984
                               =============       =============       ==============

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Ten (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in the various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the Putnam Mid Cap Value, Putnam American Government Income, Putnam Capital Appreciation, Putnam Diversified Income, Putnam Global Asset Allocation, Putnam Global Equity, Putnam Growth and Income, Putnam Growth Opportunities, Putnam Health Sciences, Putnam High Yield, Putnam Income, Putnam International Growth and Income, Putnam International Equity, Putnam International New Opportunities, Putnam Investors, Putnam Money Market, Putnam New Opportunities, Putnam New Value, Putnam OTC & Emerging Growth, Putnam Research, Putnam Small Cap Value, Putnam The George Putnam Fund of Boston, Putnam Utilities Growth and Income, Putnam Vista, Putnam Voyager, Putnam Discovery Growth, Putnam Capital Opportunities, and Putnam Equity Income.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2006.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) SECURITY CLASS -- Putnam Variable Trust consists of a series of funds, each of which is represented by a separate series of class IA and class IB shares.

       Class IA shares are offered at net asset value and are not subject to a distribution fee. Forty percent of Class IA shares are for Company employees only.

       Class IB shares are offered at net asset value and pay an ongoing distribution fee.

       e) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       f) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       g) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.50% of the Account's average daily net assets.

-------------------------------------------------------------------------------

       b) DEDUCTION OF ANNUAL MAINTENANCE FEES -- Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. In addition, certain other charges may apply based on the characteristics of the underlying contract. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) COST OF INSURANCE -- In accordance with terms of the contracts, the Company accesses deductions for the costs of insurance charges to cover the Company's anticipated mortality costs. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charges may also vary.

       d) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum annual rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       e) ADMINISTRATIVE CHARGE -- The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.20% of the contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

4.     PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                                  PURCHASES         PROCEEDS
SUB-ACCOUNT                                        AT COST         FROM SALES
--------------------------------------------------------------------------------
Putnam Mid Cap Value                                $9,622,529        $9,671,917
Putnam American Government Income                    5,005,632        15,372,490
Putnam Capital Appreciation                          5,305,983         5,460,516
Putnam Diversified Income                           15,226,778        45,447,092
Putnam Global Asset Allocation                       7,798,832        35,992,728
Putnam Global Equity                                 3,136,597        64,472,745
Putnam Growth and Income                            84,766,556       498,557,775
Putnam Growth Opportunities                            998,144         4,163,130
Putnam Health Sciences                               2,916,231        28,690,708
Putnam High Yield                                   28,606,390        71,392,036
Putnam Income                                       14,765,592        56,405,698
Putnam International Growth and Income              14,646,503        27,943,016
Putnam International Equity                          8,714,330        43,482,750
Putnam International New Opportunities               9,514,343        13,101,908
Putnam Investors                                     6,358,269        40,521,201
Putnam Money Market                                 78,414,924        77,850,827
Putnam New Opportunities                             3,120,675       108,899,544
Putnam New Value                                    27,208,558        66,643,677
Putnam OTC & Emerging Growth                         1,872,218         8,545,217
Putnam Research                                      1,718,367        16,155,689
Putnam Small Cap Value                              23,475,479        51,534,941
Putnam The George Putnam Fund of Boston             19,210,561        75,073,798
Putnam Utilities Growth and Income                   6,711,950        39,210,744
Putnam Vista                                         3,987,571        37,978,929
Putnam Voyager                                       7,061,254       252,850,755
Putnam Discovery Growth                                685,986         3,390,386
Putnam Capital Opportunities                         9,021,060         4,862,905
Putnam Equity Income                                18,287,530        14,647,932
                                                --------------  ----------------
                                                  $418,158,842    $1,718,321,054
                                                ==============  ================

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

5.     CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2006 were as follows:

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Putnam Mid Cap Value                474,426       559,413           (84,987)
Putnam American Government
 Income                             236,222     1,171,158          (934,936)
Putnam Capital Appreciation         373,784       550,111          (176,327)
Putnam Diversified Income           321,459     2,554,628        (2,233,169)
Putnam Global Asset
 Allocation                         114,699     1,050,078          (935,379)
Putnam Global Equity                128,171     2,523,093        (2,394,922)
Putnam Growth and Income            251,497     9,777,784        (9,526,287)
Putnam Growth Opportunities         218,941       873,856          (654,915)
Putnam Health Sciences              213,460     2,290,270        (2,076,810)
Putnam High Yield                   680,661     2,834,689        (2,154,028)
Putnam Income                       263,180     2,219,452        (1,956,272)
Putnam International Growth
 and Income                         667,350     1,288,890          (621,540)
Putnam International Equity         416,622     2,066,131        (1,649,509)
Putnam International New
 Opportunities                      625,495       881,936          (256,441)
Putnam Investors                    604,064     3,876,457        (3,272,393)
Putnam Money Market              47,329,042    48,861,969        (1,532,927)
Putnam New Opportunities            220,282     4,981,714        (4,761,432)
Putnam New Value                    308,505     3,178,453        (2,869,948)
Putnam OTC & Emerging Growth        331,653     1,415,802        (1,084,149)
Putnam Research                     117,115     1,209,768        (1,092,653)
Putnam Small Cap Value              263,453     2,003,236        (1,739,783)
Putnam The George Putnam Fund
 of Boston                          324,161     5,614,278        (5,290,117)
Putnam Utilities Growth and
 Income                              98,649     1,526,116        (1,427,467)
Putnam Vista                        414,201     2,495,986        (2,081,785)
Putnam Voyager                      228,927     5,547,313        (5,318,386)
Putnam Discovery Growth             126,061       576,705          (450,644)
Putnam Capital Opportunities        448,469       267,439           181,030
Putnam Equity Income                984,438       950,520            33,918

-------------------------------------------------------------------------------

    The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Putnam Mid Cap Value                 1,015,244       200,010        815,234
Putnam American Government
 Income                                230,276     1,909,610     (1,679,334)
Putnam Capital Appreciation            525,970       519,894          6,076
Putnam Diversified Income              428,067     2,422,977     (1,994,910)
Putnam Global Asset Allocation         168,707     1,369,843     (1,201,136)
Putnam Global Equity                    58,024     3,347,187     (3,289,163)
Putnam Growth and Income               415,970    11,262,678    (10,846,708)
Putnam Growth Opportunities            525,557     1,501,758       (976,201)
Putnam Health Sciences                 315,977     1,981,601     (1,665,624)
Putnam High Yield                    1,699,761     4,313,754     (2,613,993)
Putnam Income                          448,766     2,601,848     (2,153,082)
Putnam International Growth and
 Income                                648,983     1,542,311       (893,328)
Putnam International Equity            367,194     2,432,797     (2,065,603)
Putnam International New
 Opportunities                         905,703     1,047,444       (141,741)
Putnam Investors                       438,163     3,829,632     (3,391,469)
Putnam Money Market                 49,569,024    69,559,097    (19,990,073)
Putnam New Opportunities               229,168     6,814,406     (6,585,238)
Putnam New Value                       953,755     2,051,727     (1,097,972)
Putnam OTC & Emerging Growth           393,794     1,845,799     (1,452,005)
Putnam Research                        203,395     1,659,379     (1,455,984)
Putnam Small Cap Value                 235,483     2,019,635     (1,784,152)
Putnam The George Putnam Fund of
 Boston                                611,748     4,498,155     (3,886,407)
Putnam Utilities Growth and
 Income                                204,972     1,576,194     (1,371,222)
Putnam Vista                           486,316     2,387,282     (1,900,966)
Putnam Voyager                         436,266     7,211,811     (6,775,545)
Putnam Discovery Growth                204,567       828,388       (623,821)
Putnam Capital Opportunities           405,187       205,648        199,539
Putnam Equity Income                 1,879,663       514,625      1,365,038

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                               UNIT FAIR        CONTRACT
SUB-ACCOUNT                        UNITS         VALUE#      OWNERS' EQUITY
----------------------------------------------------------------------------
PUTNAM MID CAP VALUE
 2006  Lowest contract charges        11,417    $18.621027          $212,594
    Highest contract charges             181     17.630509             3,163
    Remaining contract charges     2,286,569            --        42,114,468
 2005  Lowest contract charges         9,237     16.337546           150,916
    Highest contract charges             179     15.702247             2,816
    Remaining contract charges     2,373,738            --        38,481,084
 2004  Lowest contract charges         6,348     14.668596            93,112
    Highest contract charges             147     14.311135             2,100
    Remaining contract charges     1,561,425            --        22,790,696
 2003  Lowest contract charges         1,848     12.827432            23,699
    Highest contract charges             125     12.720890             1,584
    Remaining contract charges       779,469            --         9,978,909
PUTNAM AMERICAN GOVERNMENT
 INCOME
 2006  Lowest contract charges         4,363     13.475700            58,797
    Highest contract charges            5856     11.432670            66,937
    Remaining contract charges     3,478,376            --        45,027,751
 2005  Lowest contract charges         6,754     13.143557            88,767
    Highest contract charges           5,855     11.339415            66,390
    Remaining contract charges     4,410,922            --        56,043,514
 2004  Lowest contract charges         9,419     13.053452           122,952
    Highest contract charges           5,855     11.453959            67,061
    Remaining contract charges     6,087,591            --        77,281,447
 2003  Lowest contract charges        10,869     12.812710           139,258
    Highest contract charges           9,029     11.422536           103,130
    Remaining contract charges     9,727,903            --       121,976,926
 2002  Lowest contract charges        18,014     12.705309           228,876
    Highest contract charges             842     11.561321             9,734
    Remaining contract charges    16,449,821            --       206,027,652

                                                   INVESTMENT
                                    EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**          RETURN***
------------------------------  ---------------------------------------------------
PUTNAM MID CAP VALUE
 2006  Lowest contract charges        0.95%            0.18%             13.98%
    Highest contract charges          2.45%            0.21%             12.28%
    Remaining contract charges          --               --                 --
 2005  Lowest contract charges        0.94%            0.19%             11.38%
    Highest contract charges          2.44%            0.23%              9.72%
    Remaining contract charges          --               --                 --
 2004  Lowest contract charges        0.94%            0.34%             14.35%
    Highest contract charges          2.41%            0.14%             12.65%
    Remaining contract charges          --               --                 --
 2003  Lowest contract charges        0.62%            1.73%             28.27%
    Highest contract charges          1.45%            0.96%             27.21%
    Remaining contract charges          --               --                 --
PUTNAM AMERICAN GOVERNMENT
 INCOME
 2006  Lowest contract charges        0.95%            5.07%              2.53%
    Highest contract charges          2.35%            4.10%              0.82%
    Remaining contract charges          --               --                 --
 2005  Lowest contract charges        0.95%            3.44%              0.69%
    Highest contract charges          2.34%            3.19%             (1.00)%
    Remaining contract charges          --               --                 --
 2004  Lowest contract charges        0.95%            4.08%              1.88%
    Highest contract charges          2.35%            4.77%              0.28%
    Remaining contract charges          --               --                 --
 2003  Lowest contract charges        0.95%            5.10%              0.85%
    Highest contract charges          1.56%              --              (1.32)%
    Remaining contract charges          --               --                 --
 2002  Lowest contract charges        0.95%            0.69%              8.13%
    Highest contract charges          0.91%              --               2.76%
    Remaining contract charges          --               --                 --

-------------------------------------------------------------------------------

SUB-ACCOUNT                                                              UNITS
------------------------------------------------------------------------------------
PUTNAM CAPITAL APPRECIATION
 2006  Lowest contract charges                13,904    $10.581038          $147,123
    Highest contract charges                   4,342      9.575555            41,590
    Remaining contract charges             1,883,130            --        19,250,720
 2005  Lowest contract charges                20,197      9.485818           191,588
    Highest contract charges                   4,343      8.736567            37,946
    Remaining contract charges             2,053,163            --        18,910,320
 2004  Lowest contract charges                19,400      8.851955           171,725
    Highest contract charges                   3,634      8.299424            30,158
    Remaining contract charges             2,048,593            --        17,709,183
 2003  Lowest contract charges                 8,470      7.769459            65,806
    Highest contract charges                   2,213      7.426784            16,434
    Remaining contract charges             2,053,961            --        15,681,601
 2002  Lowest contract charges                11,919      6.272773            74,764
    Highest contract charges                     208      6.109519             1,272
    Remaining contract charges             1,486,345            --         9,222,797
PUTNAM DIVERSIFIED INCOME
 2006  Lowest contract charges                21,891     18.186222           398,106
    Highest contract charges                  56,905     13.695602           779,317
    Remaining contract charges             8,678,684            --       154,213,043
 2005  Lowest contract charges                23,781     17.272822           410,757
    Highest contract charges                  69,146     13.204279           913,027
    Remaining contract charges            10,897,722            --       184,139,478
 2004  Lowest contract charges                21,407     16.921696           362,249
    Highest contract charges                  66,579     13.131361           874,276
    Remaining contract charges            12,897,573            --       214,325,442
 2003  Lowest contract charges                 8,726     15.643739           136,502
    Highest contract charges                   4,785     12.327239            58,982
    Remaining contract charges            14,963,248            --       231,654,228
 2002  Lowest contract charges                    69     13.155410               901
    Highest contract charges                   1,591     10.554681            16,796
    Remaining contract charges            15,991,271            --       210,486,548
PUTNAM GLOBAL ASSET ALLOCATION
 2006  Lowest contract charges                 5,875     37.514193           220,381
    Highest contract charges                   1,417     11.201591            15,856
    Remaining contract charges             4,806,458            --       165,030,200
 2005  Lowest contract charges                 5,141     33.557575           172,514
    Highest contract charges                   1,415     10.161396            14,383
    Remaining contract charges             5,742,573            --       177,633,299
 2004  Lowest contract charges                 2,726     31.669672            86,341
    Highest contract charges                   2,688      9.724887            26,138
    Remaining contract charges             6,944,851            --       205,561,827
 2003  Lowest contract charges                 1,212     29.302893            35,526
    Highest contract charges                   2,463      9.124940            22,472
    Remaining contract charges             8,023,245            --       229,605,774
 2002  Lowest contract charges                23,186      8.202807           190,188
    Highest contract charges                   4,406      7.694538            33,903
    Remaining contract charges             9,574,585            --       230,567,229

                                                                                       INVESTMENT
                                        UNIT FAIR     CONTRACT         EXPENSE           INCOME          TOTAL
SUB-ACCOUNT                              VALUE#    OWNERS' EQUITY      RATIO*            RATIO**       RETURN***
--------------------------------------  ------------------------------------------------------------------------
PUTNAM CAPITAL APPRECIATION
 2006  Lowest contract charges                           0.95%                0.37%             11.55%
    Highest contract charges                             2.45%                0.10%              9.60%
    Remaining contract charges                             --                   --                 --
 2005  Lowest contract charges                           0.95%                0.62%              7.16%
    Highest contract charges                             2.44%                0.38%              5.27%
    Remaining contract charges                             --                   --                 --
 2004  Lowest contract charges                           0.95%                  --              13.93%
    Highest contract charges                             2.44%                  --              11.93%
    Remaining contract charges                             --                   --                 --
 2003  Lowest contract charges                           0.95%                  --              23.86%
    Highest contract charges                             2.33%                  --              21.90%
    Remaining contract charges                             --                   --                 --
 2002  Lowest contract charges                           0.95%                0.51%            (22.87)%
    Highest contract charges                             0.90%                0.61%             (1.30)%
    Remaining contract charges                             --                   --                 --
PUTNAM DIVERSIFIED INCOME
 2006  Lowest contract charges                           0.95%                5.70%              5.29%
    Highest contract charges                             2.45%                5.98%              3.72%
    Remaining contract charges                             --                   --                 --
 2005  Lowest contract charges                           0.95%                8.17%              2.08%
    Highest contract charges                             2.44%                7.33%              0.56%
    Remaining contract charges                             --                   --                 --
 2004  Lowest contract charges                           0.95%                7.34%              8.17%
    Highest contract charges                             2.43%                4.85%              6.56%
    Remaining contract charges                             --                   --                 --
 2003  Lowest contract charges                           0.94%                1.40%             18.92%
    Highest contract charges                             1.56%                  --               9.19%
    Remaining contract charges                             --                   --                 --
 2002  Lowest contract charges                             --                   --                 --
    Highest contract charges                             0.89%                  --               5.03%
    Remaining contract charges                             --                   --                 --
PUTNAM GLOBAL ASSET ALLOCATION
 2006  Lowest contract charges                           0.95%                2.47%             11.79%
    Highest contract charges                             2.35%                2.67%             10.24%
    Remaining contract charges                             --                   --                 --
 2005  Lowest contract charges                           0.94%                1.01%              5.96%
    Highest contract charges                             2.35%                1.76%              4.49%
    Remaining contract charges                             --                   --                 --
 2004  Lowest contract charges                           0.95%                2.73%              8.08%
    Highest contract charges                             2.35%                2.87%              6.58%
    Remaining contract charges                             --                   --                 --
 2003  Lowest contract charges                           0.92%                  --              20.74%
    Highest contract charges                             1.56%                  --              15.43%
    Remaining contract charges                             --                   --                 --
 2002  Lowest contract charges                           0.95%                2.11%            (13.19)%
    Highest contract charges                             0.90%                  --              (2.45)%
    Remaining contract charges                             --                   --                 --

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                              UNIT FAIR        CONTRACT
SUB-ACCOUNT                       UNITS         VALUE#      OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM GLOBAL EQUITY
 2006  Lowest contract
  charges                            49,655    $10.346231          $513,738
    Highest contract charges            901      8.240043             7,435
    Remaining contract
     charges                      9,882,155            --       270,857,594
 2005  Lowest contract
  charges                            56,350      8.457141           476,560
    Highest contract charges            902      6.853303             6,184
    Remaining contract
     charges                     12,270,381            --       276,749,211
 2004  Lowest contract
  charges                            74,822      7.826381           585,584
    Highest contract charges            902      6.456263             5,826
    Remaining contract
     charges                     15,541,072            --       325,979,806
 2003  Lowest contract
  charges                            88,624      6.934505           614,564
    Highest contract charges          2,046      5.822057            11,914
    Remaining contract
     charges                     19,704,134            --       369,251,161
 2002  Lowest contract
  charges                            99,096      5.404183           535,534
    Highest contract charges          1,272      4.630748             5,891
    Remaining contract
     charges                     24,938,040            --       367,752,283
PUTNAM GROWTH AND INCOME
 2006  Lowest contract
  charges                            41,918     59.499553         2,494,102
    Highest contract charges         13,082     12.112525           158,477
    Remaining contract
     charges                     30,585,737            --     1,685,867,093
 2005  Lowest contract
  charges                            47,311     51.822182         2,451,768
    Highest contract charges         13,183     10.714366           141,244
    Remaining contract
     charges                     40,106,530            --     1,915,859,171
 2004  Lowest contract
  charges                            45,476     49.717491         2,260,973
    Highest contract charges          7,114     10.439750            74,265
    Remaining contract
     charges                     50,961,142            --     2,352,963,112
 2003  Lowest contract
  charges                            29,794     45.172626         1,345,856
    Highest contract charges          4,027      9.633561            38,796
    Remaining contract
     charges                     61,137,366            --     2,607,166,001
 2002  Lowest contract
  charges                             2,184     35.800806            78,198
    Highest contract charges          1,412      7.746297            10,936
    Remaining contract
     charges                     71,276,742            --     2,455,694,794
PUTNAM GROWTH OPPORTUNITIES
 2006  Lowest contract
  charges                            16,721      5.021486            83,964
    Highest contract charges          7,088      4.681085            33,175
    Remaining contract
     charges                      3,171,242            --        15,220,355
 2005  Lowest contract
  charges                            22,076      4.661652           102,908
    Highest contract charges          6,696      4.421402            29,608
    Remaining contract
     charges                      3,821,194            --        17,135,225
 2004  Lowest contract
  charges                            30,119      4.510283           135,846
    Highest contract charges            485      4.354501             2,112
    Remaining contract
     charges                      4,795,563            --        20,960,235
 2003  Lowest contract
  charges                            43,158      4.460696           192,515
    Highest contract charges          5,293      4.388262            23,225
    Remaining contract
     charges                      5,672,999            --        24,723,150
 2002  Lowest contract
  charges                            49,054      3.647313           178,914
    Highest contract charges          1,843      3.652568             6,731
    Remaining contract
     charges                      5,458,210            --        19,583,046

                                                   INVESTMENT
                                   EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                        RATIO*           RATIO**           RETURN***
-----------------------------  ----------------------------------------------------
PUTNAM GLOBAL EQUITY
 2006  Lowest contract
  charges                            0.95%             0.60%             22.34%
    Highest contract charges         2.45%             0.33%             20.24%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.95%             1.08%              8.06%
    Highest contract charges         2.44%             0.78%              6.15%
    Remaining contract
     charges                           --                --                 --
 2004  Lowest contract
  charges                            0.95%             2.29%             12.86%
    Highest contract charges         2.42%               --              10.93%
    Remaining contract
     charges                           --                --                 --
 2003  Lowest contract
  charges                            0.95%             1.24%             28.32%
    Highest contract charges         1.57%               --              23.75%
    Remaining contract
     charges                           --                --                 --
 2002  Lowest contract
  charges                            0.95%             0.33%            (22.90)%
    Highest contract charges         0.89%               --              (3.08)%
    Remaining contract
     charges                           --                --                 --
PUTNAM GROWTH AND INCOME
 2006  Lowest contract
  charges                            0.95%             1.54%             14.82%
    Highest contract charges         2.50%             1.50%             13.05%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.95%             1.53%              4.23%
    Highest contract charges         2.49%             1.56%              2.63%
    Remaining contract
     charges                           --                --                 --
 2004  Lowest contract
  charges                            0.95%             1.40%             10.06%
    Highest contract charges         2.45%               --               8.37%
    Remaining contract
     charges                           --                --                 --
 2003  Lowest contract
  charges                            0.94%             0.90%             26.18%
    Highest contract charges         2.39%             1.38%             24.36%
    Remaining contract
     charges                           --                --                 --
 2002  Lowest contract
  charges                            0.39%               --              (3.00)%
    Highest contract charges         0.98%               --              (3.59)%
    Remaining contract
     charges                           --                --                 --
PUTNAM GROWTH OPPORTUNITIES
 2006  Lowest contract
  charges                            0.95%             0.38%              7.72%
    Highest contract charges         2.50%             0.06%              5.87%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.95%             0.91%              3.36%
    Highest contract charges         2.48%             0.63%              1.54%
    Remaining contract
     charges                           --                --                 --
 2004  Lowest contract
  charges                            0.95%             0.15%              1.11%
    Highest contract charges         2.24%               --              (0.77)%
    Remaining contract
     charges                           --                --                 --
 2003  Lowest contract
  charges                            0.95%               --              22.30%
    Highest contract charges         2.39%               --              20.14%
    Remaining contract
     charges                           --                --                 --
 2002  Lowest contract
  charges                            0.95%               --             (30.05)%
    Highest contract charges         0.98%               --              (5.56)%
    Remaining contract
     charges                           --                --                 --

-------------------------------------------------------------------------------

                                              UNIT FAIR        CONTRACT
SUB-ACCOUNT                       UNITS         VALUE#      OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES
 2006  Lowest contract
  charges                            36,070    $13.491720          $486,640
    Highest contract charges          1,738      8.452880            14,671
    Remaining contract
     charges                      5,327,018            --        65,426,244
 2005  Lowest contract
  charges                            49,740     13.215507           657,342
    Highest contract charges          1,725      8.418814            14,522
    Remaining contract
     charges                      7,390,171            --        89,466,645
 2004  Lowest contract
  charges                            62,752     11.755249           737,668
    Highest contract charges          1,734      7.614125            13,199
    Remaining contract
     charges                      9,042,774            --        97,939,502
 2003  Lowest contract
  charges                            72,544     11.059717           802,313
    Highest contract charges          1,834      7.276779            13,345
    Remaining contract
     charges                     11,158,087            --       114,359,833
 2002  Lowest contract
  charges                            82,632      9.398130           776,586
    Highest contract charges         16,470      6.883948           113,381
    Remaining contract
     charges                     13,867,122            --       121,633,298
PUTNAM HIGH YIELD
 2006  Lowest contract
  charges                            36,427     14.763103           537,783
    Highest contract charges          2,342     13.571050            31,786
    Remaining contract
     charges                      5,691,602            --       181,552,918
 2005  Lowest contract
  charges                            45,167     13.475624           608,658
    Highest contract charges          2,449     12.583377            30,817
    Remaining contract
     charges                      7,836,783            --       220,869,826
 2004  Lowest contract
  charges                            64,196     13.148482           844,077
    Highest contract charges          1,526     12.508249            19,089
    Remaining contract
     charges                     10,432,670            --       291,283,313
 2003  Lowest contract
  charges                            70,233     11.959535           839,949
    Highest contract charges            991     11.599744            11,500
    Remaining contract
     charges                     12,716,206            --       333,005,441
 2002  Lowest contract
  charges                            82,247      9.517619           782,798
    Highest contract charges            265      9.422256             2,495
    Remaining contract
     charges                     13,473,183            --       290,398,329
PUTNAM INCOME
 2006  Lowest contract
  charges                            21,600     13.945055           301,208
    Highest contract charges         13,375     12.025393           160,764
    Remaining contract
     charges                      8,173,987            --       200,258,586
 2005  Lowest contract
  charges                            30,710     13.430082           412,439
    Highest contract charges         13,097     11.796535           154,499
    Remaining contract
     charges                     10,121,427            --       242,353,819
 2004  Lowest contract
  charges                            41,233     13.214950           544,886
    Highest contract charges          4,519     11.816311            53,398
    Remaining contract
     charges                     12,272,564            --       295,744,699
 2003  Lowest contract
  charges                            50,032     12.739621           637,394
    Highest contract charges          5,321     11.605056            61,754
    Remaining contract
     charges                     14,395,472            --       347,418,551
 2002  Lowest contract
  charges                            66,705     12.284392           819,427
    Highest contract charges          7,597     11.423286            86,787
    Remaining contract
     charges                     16,681,058            --       400,872,443

                                                   INVESTMENT
                                   EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                        RATIO*           RATIO**           RETURN***
-----------------------------  ----------------------------------------------------
PUTNAM HEALTH SCIENCES
 2006  Lowest contract
  charges                            0.95%             0.58%              2.09%
    Highest contract charges         2.35%             0.30%              0.41%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.95%             0.31%             12.42%
    Highest contract charges         2.34%             0.06%             10.57%
    Remaining contract
     charges                           --                --                 --
 2004  Lowest contract
  charges                            0.95%             0.41%              6.29%
    Highest contract charges         2.35%             0.19%              4.64%
    Remaining contract
     charges                           --                --                 --
 2003  Lowest contract
  charges                            0.95%             0.77%             17.68%
    Highest contract charges         1.53%               --              10.53%
    Remaining contract
     charges                           --                --                 --
 2002  Lowest contract
  charges                            0.95%             0.07%            (20.96)%
    Highest contract charges         0.97%               --              (3.47)%
    Remaining contract
     charges                           --                --                 --
PUTNAM HIGH YIELD
 2006  Lowest contract
  charges                            0.95%             7.81%              9.55%
    Highest contract charges         2.45%             7.64%              7.85%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.95%             8.77%              2.49%
    Highest contract charges         2.44%             8.17%              0.60%
    Remaining contract
     charges                           --                --                 --
 2004  Lowest contract
  charges                            0.95%             8.43%              9.94%
    Highest contract charges         2.43%               --               7.87%
    Remaining contract
     charges                           --                --                 --
 2003  Lowest contract
  charges                            0.95%            10.71%             25.66%
    Highest contract charges         1.57%               --              12.14%
    Remaining contract
     charges                           --                --                 --
 2002  Lowest contract
  charges                            0.95%            12.12%             (1.48)%
    Highest contract charges         0.88%               --               4.26%
    Remaining contract
     charges                           --                --                 --
PUTNAM INCOME
 2006  Lowest contract
  charges                            0.95%             4.49%              3.83%
    Highest contract charges         2.50%             4.19%              1.94%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.95%             3.52%              1.63%
    Highest contract charges         2.50%             3.39%             (0.17)%
    Remaining contract
     charges                           --                --                 --
 2004  Lowest contract
  charges                            0.95%             4.50%              3.73%
    Highest contract charges         2.49%               --               1.86%
    Remaining contract
     charges                           --                --                 --
 2003  Lowest contract
  charges                            0.95%             5.04%              3.71%
    Highest contract charges         1.55%               --               0.47%
    Remaining contract
     charges                           --                --                 --
 2002  Lowest contract
  charges                            0.95%             4.89%              7.07%
    Highest contract charges         0.90%               --               3.16%
    Remaining contract
     charges                           --                --                 --

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                              UNIT FAIR        CONTRACT
SUB-ACCOUNT                       UNITS         VALUE#      OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH
 AND INCOME
 2006  Lowest contract
  charges                            18,201    $24.504130          $445,991
    Highest contract charges         10,809     15.541727           168,022
    Remaining contract
     charges                      8,406,951            --       198,203,720
 2005  Lowest contract
  charges                            18,819     19.444326           365,927
    Highest contract charges         12,202     12.525106           152,830
    Remaining contract
     charges                      9,026,480            --       169,445,465
 2004  Lowest contract
  charges                            11,465     17.204076           197,249
    Highest contract charges          4,462     11.255104            50,217
    Remaining contract
     charges                      9,934,902            --       166,390,217
 2003  Lowest contract
  charges                             3,110     14.356243            44,644
    Highest contract charges            539     14.163323             7,629
    Remaining contract
     charges                      9,892,324            --       140,533,229
 2002  Lowest contract
  charges                           115,373      7.220088           833,000
    Highest contract charges            712     10.463269             7,449
    Remaining contract
     charges                     11,440,779            --       120,041,799
PUTNAM INTERNATIONAL EQUITY
 2006  Lowest contract
  charges                            68,850     15.881238         1,093,423
    Highest contract charges           7502     12.522501            93,939
    Remaining contract
     charges                      9,408,847            --       215,720,735
 2005  Lowest contract
  charges                            74,974     12.521365           938,777
    Highest contract charges          8,248     10.052848            82,920
    Remaining contract
     charges                     11,051,486            --       200,843,907
 2004  Lowest contract
  charges                            75,980     11.240876           854,082
    Highest contract charges          2,545      9.186741            23,384
    Remaining contract
     charges                     13,121,786            --       216,880,500
 2003  Lowest contract
  charges                            81,796      9.742092           796,863
    Highest contract charges          4,206      8.109110            34,105
    Remaining contract
     charges                     15,144,229            --       222,006,039
 2002  Lowest contract
  charges                            91,856      7.630717           700,928
    Highest contract charges            387      6.485110             2,509
    Remaining contract
     charges                     18,475,523            --       217,815,358

                                                   INVESTMENT
                                   EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                        RATIO*           RATIO**           RETURN***
-----------------------------  ----------------------------------------------------
PUTNAM INTERNATIONAL GROWTH
 AND INCOME
 2006  Lowest contract
  charges                            0.95%             1.16%             26.02%
    Highest contract charges         2.50%             1.21%             24.09%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.94%             0.70%             13.02%
    Highest contract charges         2.49%             0.88%             11.28%
    Remaining contract
     charges                           --                --                 --
 2004  Lowest contract
  charges                            0.95%             1.02%             19.84%
    Highest contract charges         2.48%               --              18.00%
    Remaining contract
     charges                           --                --                 --
 2003  Lowest contract
  charges                            0.94%               --              36.55%
    Highest contract charges         2.08%               --              35.50%
    Remaining contract
     charges                           --                --                 --
 2002  Lowest contract
  charges                            0.95%             0.74%            (14.49)%
    Highest contract charges         0.82%               --              (6.58)%
    Remaining contract
     charges                           --                --                 --
PUTNAM INTERNATIONAL EQUITY
 2006  Lowest contract
  charges                            0.95%             0.79%             26.83%
    Highest contract charges         2.50%             0.63%             24.57%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.95%             1.75%             11.39%
    Highest contract charges         2.50%             1.45%              9.43%
    Remaining contract
     charges                           --                --                 --
 2004  Lowest contract
  charges                            0.95%             1.67%             15.39%
    Highest contract charges         2.48%               --              13.33%
    Remaining contract
     charges                           --                --                 --
 2003  Lowest contract
  charges                            0.95%             1.11%             27.67%
    Highest contract charges         1.56%               --              26.49%
    Remaining contract
     charges                           --                --                 --
 2002  Lowest contract
  charges                            0.95%             1.01%            (18.30)%
    Highest contract charges         0.90%               --              (5.15)%
    Remaining contract
     charges                           --                --                 --

-------------------------------------------------------------------------------

                                              UNIT FAIR        CONTRACT
SUB-ACCOUNT                       UNITS         VALUE#      OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM INTERNATIONAL NEW
 OPPORTUNITIES
 2006  Lowest contract
  charges                               813    $17.635844           $14,340
    Highest contract charges          2,067     10.774040            22,286
    Remaining contract
     charges                      3,904,030            --        65,911,681
 2005  Lowest contract
  charges                             1,697     14.115601            23,950
    Highest contract charges          2,069      8.753731            18,109
    Remaining contract
     charges                      4,159,585            --        56,099,694
 2004  Lowest contract
  charges                               814     12.039492             9,795
    Highest contract charges          1,335      7.579025            10,117
    Remaining contract
     charges                      4,302,943            --        50,451,958
 2003  Lowest contract
  charges                               760     10.723149             8,149
    Highest contract charges          8,388      4.118621            34,548
    Remaining contract
     charges                      5,154,972            --        54,382,354
 2002  Lowest contract
  charges                               760      8.126680             6,176
    Highest contract charges          8,756      3.165318            27,717
    Remaining contract
     charges                      6,171,634            --        49,680,482
PUTNAM INVESTORS
 2006  Lowest contract
  charges                           132,193      9.770554         1,291,601
    Highest contract charges          8,838      7.865861            69,510
    Remaining contract
     charges                     13,662,937            --       146,617,012
 2005  Lowest contract
  charges                           152,157      8.634611         1,313,815
    Highest contract charges          8,933      7.078697            63,231
    Remaining contract
     charges                     16,915,271            --       161,939,289
 2004  Lowest contract
  charges                           198,354      7.995115         1,585,860
    Highest contract charges          3,211      6.670482            21,418
    Remaining contract
     charges                     20,266,265            --       181,301,336
 2003  Lowest contract
  charges                           230,602      7.138334         1,646,113
    Highest contract charges          9,482      6.073811            57,592
    Remaining contract
     charges                     23,803,969            --       192,650,124
 2002  Lowest contract
  charges                           264,012      5.663126         1,495,136
    Highest contract charges         24,033      4.521341           108,663
    Remaining contract
     charges                     27,352,500            --       178,216,560

                                                   INVESTMENT
                                   EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                        RATIO*           RATIO**           RETURN***
-----------------------------  ----------------------------------------------------
PUTNAM INTERNATIONAL NEW
 OPPORTUNITIES
 2006  Lowest contract
  charges                            0.95%             1.40%             24.94%
    Highest contract charges         2.45%             1.29%             23.08%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.95%             0.71%             17.24%
    Highest contract charges         2.45%             0.47%             15.50%
    Remaining contract
     charges                           --                --                 --
 2004  Lowest contract
  charges                            0.94%             0.96%             12.28%
    Highest contract charges         2.43%               --              10.61%
    Remaining contract
     charges                           --                --                 --
 2003  Lowest contract
  charges                            0.95%             0.31%             31.95%
    Highest contract charges         2.35%             0.31%             30.12%
    Remaining contract
     charges                           --                --                 --
 2002  Lowest contract
  charges                            0.39%               --              (4.94)%
    Highest contract charges         0.97%               --              (5.50)%
    Remaining contract
     charges                           --                --                 --
PUTNAM INVESTORS
 2006  Lowest contract
  charges                            0.95%             0.69%             13.16%
    Highest contract charges         2.50%             0.40%             11.12%
    Remaining contract
     charges                           --                --                 --
 2005  Lowest contract
  charges                            0.95%             1.31%              8.00%
    Highest contract charges         2.50%             0.98%              6.12%
    Remaining contract
     charges                           --                --                 --
 2004  Lowest contract
  charges                            0.95%             0.73%             12.00%
    Highest contract charges         2.48%               --               9.86%
    Remaining contract
     charges                           --                --                 --
 2003  Lowest contract
  charges                            0.95%             0.70%             26.05%
    Highest contract charges         1.56%               --              20.98%
    Remaining contract
     charges                           --                --                 --
 2002  Lowest contract
  charges                            0.95%             0.43%            (24.40)%
    Highest contract charges         0.98%               --              (3.32)%
    Remaining contract
     charges                           --                --                 --

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                               UNIT FAIR        CONTRACT
SUB-ACCOUNT                        UNITS         VALUE#      OWNERS' EQUITY
----------------------------------------------------------------------------
PUTNAM MONEY MARKET
 2006  Lowest contract
  charges                            183,649     $1.155355          $212,179
    Highest contract charges          21,488      0.997267            21,426
    Remaining contract
     charges                      58,656,301            --       100,519,635
 2005  Lowest contract
  charges                            118,736      1.114757           132,361
    Highest contract charges          21,234      0.979257            20,794
    Remaining contract
     charges                      60,254,395            --       100,027,027
 2004  Lowest contract
  charges                            115,183      1.094889           126,113
    Highest contract charges         217,584      0.979258           213,071
    Remaining contract
     charges                      80,051,671            --       130,723,903
 2003  Lowest contract
  charges                            272,964      1.095398           299,004
    Highest contract charges         257,889      0.996495           256,985
    Remaining contract
     charges                     139,998,716            --       232,171,119
 2002  Lowest contract
  charges                            266,556      1.097540           292,556
    Highest contract charges          87,612      1.015544            88,973
    Remaining contract
     charges                     244,778,029            --       409,831,699
PUTNAM NEW OPPORTUNITIES
 2006  Lowest contract
  charges                             15,801     23.867242           377,124
    Highest contract charges           3,546      5.710479            20,244
    Remaining contract
     charges                      16,034,778            --       349,889,229
 2005  Lowest contract
  charges                             16,386     22.195385           363,701
    Highest contract charges           3,500      5.393438            18,878
    Remaining contract
     charges                      20,795,671            --       424,903,056
 2004  Lowest contract
  charges                             16,517     20.369744           336,437
    Highest contract charges           2,328      5.027090            11,701
    Remaining contract
     charges                      27,381,950            --       519,927,050
 2003  Lowest contract
  charges                             10,825     18.642383           201,808
    Highest contract charges           5,038      4.674219            23,546
    Remaining contract
     charges                      34,587,576            --       614,121,119
 2002  Lowest contract
  charges                                526     14.210831             7,481
    Highest contract charges          51,512      2.800515           144,259
    Remaining contract
     charges                      42,001,329            --       583,783,875
PUTNAM NEW VALUE
 2006  Lowest contract
  charges                             62,465     19.776242         1,235,327
    Highest contract charges          18,892     15.873638           299,870
    Remaining contract
     charges                      11,521,965            --       252,558,480
 2005  Lowest contract
  charges                             74,938     17.168823         1,286,594
    Highest contract charges          19,062     14.028905           267,424
    Remaining contract
     charges                      14,379,270            --       274,998,034
 2004  Lowest contract
  charges                             69,107     16.330760         1,128,575
    Highest contract charges          14,281     13.583544           193,982
    Remaining contract
     charges                      15,487,854            --       283,703,717
 2003  Lowest contract
  charges                             73,282     14.240291         1,043,562
    Highest contract charges           2,154     12.065799            25,994
    Remaining contract
     charges                      15,924,709            --       256,413,732
 2002  Lowest contract
  charges                             79,897     10.820343           864,508
    Highest contract charges             770      9.328840             7,182
    Remaining contract
     charges                      17,510,865            --       215,681,806

                                                  INVESTMENT
                                   EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                        RATIO*           RATIO**          RETURN***
-----------------------------  ---------------------------------------------------
PUTNAM MONEY MARKET
 2006  Lowest contract
  charges                            0.95%            4.66%              3.64%
    Highest contract charges         2.45%            4.27%              1.84%
    Remaining contract
     charges                           --               --                 --
 2005  Lowest contract
  charges                            0.95%            2.75%              1.82%
    Highest contract charges         2.44%            2.60%              0.05%
    Remaining contract
     charges                           --               --                 --
 2004  Lowest contract
  charges                            0.95%            0.89%             (0.05)%
    Highest contract charges         2.40%            0.65%             (1.73)%
    Remaining contract
     charges                           --               --                 --
 2003  Lowest contract
  charges                            0.95%            0.77%             (0.20)%
    Highest contract charges         2.39%            0.47%             (1.88)%
    Remaining contract
     charges                           --               --                 --
 2002  Lowest contract
  charges                            0.95%            1.41%              0.50%
    Highest contract charges         0.98%            0.40%             (0.54)%
    Remaining contract
     charges                           --               --                 --
PUTNAM NEW OPPORTUNITIES
 2006  Lowest contract
  charges                            0.95%              --               7.53%
    Highest contract charges         2.50%              --               5.88%
    Remaining contract
     charges                           --               --                 --
 2005  Lowest contract
  charges                            0.95%            0.10%              8.96%
    Highest contract charges         2.50%            0.11%              7.29%
    Remaining contract
     charges                           --               --                 --
 2004  Lowest contract
  charges                            0.95%              --               9.27%
    Highest contract charges         2.48%              --               7.59%
    Remaining contract
     charges                           --               --                 --
 2003  Lowest contract
  charges                            0.94%              --              31.18%
    Highest contract charges         1.57%              --              22.48%
    Remaining contract
     charges                           --               --                 --
 2002  Lowest contract
  charges                            0.37%              --              (3.75)%
    Highest contract charges         0.97%              --              (4.31)%
    Remaining contract
     charges                           --               --                 --
PUTNAM NEW VALUE
 2006  Lowest contract
  charges                            0.95%            1.31%             15.19%
    Highest contract charges         2.50%            1.05%             13.15%
    Remaining contract
     charges                           --               --                 --
 2005  Lowest contract
  charges                            0.95%            1.04%              5.13%
    Highest contract charges         2.50%            0.94%              3.28%
    Remaining contract
     charges                           --               --                 --
 2004  Lowest contract
  charges                            0.95%            1.03%             14.68%
    Highest contract charges         2.45%              --              12.58%
    Remaining contract
     charges                           --               --                 --
 2003  Lowest contract
  charges                            0.95%            1.44%             31.61%
    Highest contract charges         2.39%            0.95%             29.34%
    Remaining contract
     charges                           --               --                 --
 2002  Lowest contract
  charges                            0.95%            3.92%            (16.24)%
    Highest contract charges         0.98%              --               0.28%
    Remaining contract
     charges                           --               --                 --

-------------------------------------------------------------------------------

                                               UNIT FAIR        CONTRACT
SUB-ACCOUNT                        UNITS         VALUE#      OWNERS' EQUITY
----------------------------------------------------------------------------
PUTNAM OTC & EMERGING GROWTH
 2006  Lowest contract
  charges                              9,755     $6.612150           $64,501
    Highest contract charges          18,968      3.968801            75,280
    Remaining contract
     charges                       3,426,528            --        20,744,511
 2005  Lowest contract
  charges                              9,527      5.938693            56,577
    Highest contract charges          23,502      3.618459            85,040
    Remaining contract
     charges                       4,506,371            --        24,659,570
 2004  Lowest contract
  charges                              9,527      5.558477            52,954
    Highest contract charges          24,062      3.437947            82,726
    Remaining contract
     charges                       5,957,816            --        30,937,937
 2003  Lowest contract
  charges                             50,670      3.875064           196,349
    Highest contract charges          78,173      1.628749           127,324
    Remaining contract
     charges                       7,300,044            --        36,310,994
 2002  Lowest contract
  charges                             57,723      2.877709           166,110
    Highest contract charges          22,615      1.228628            27,785
    Remaining contract
     charges                       7,568,091            --        28,524,376
PUTNAM RESEARCH
 2006  Lowest contract
  charges                             31,409     10.978838           344,839
    Highest contract charges            8544      8.622908            73,655
    Remaining contract
     charges                       3,724,239            --        49,122,836
 2005  Lowest contract
  charges                             45,115      9.929116           447,950
    Highest contract charges           8,462      7.942712            67,210
    Remaining contract
     charges                       4,803,268            --        58,213,340
 2004  Lowest contract
  charges                             64,497      9.523152           614,213
    Highest contract charges           2,743      7.755126            21,272
    Remaining contract
     charges                       6,245,589            --        74,061,896
 2003  Lowest contract
  charges                             77,664      8.919211           692,700
    Highest contract charges             988      7.408217             7,321
    Remaining contract
     charges                       7,388,987            --        84,054,856
 2002  Lowest contract
  charges                             77,342      7.163872           554,069
    Highest contract charges           9,833      6.050669            59,497
    Remaining contract
     charges                       8,834,766            --        81,636,458
PUTNAM SMALL CAP VALUE
 2006  Lowest contract
  charges                             15,159     29.429504           446,133
    Highest contract charges           6,405     22.559466           144,414
    Remaining contract
     charges                       5,535,640            --       147,956,774
 2005  Lowest contract
  charges                             16,017     25.269218           404,738
    Highest contract charges           6,372     19.720038           125,649
    Remaining contract
     charges                       7,274,598            --       167,868,081
 2004  Lowest contract
  charges                             19,217     23.775278           456,880
    Highest contract charges             702     18.890720            13,255
    Remaining contract
     charges                       9,061,220            --       197,902,148
 2003  Lowest contract
  charges                             20,274     18.967726           384,544
    Highest contract charges             220     15.351024             3,376
    Remaining contract
     charges                       9,525,560            --       167,016,624
 2002  Lowest contract
  charges                             21,904     12.760400           279,498
    Highest contract charges           4,480     10.518921            47,123
    Remaining contract
     charges                      10,384,325            --       123,266,058

                                                  INVESTMENT
                                   EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                        RATIO*           RATIO**          RETURN***
-----------------------------  ---------------------------------------------------
PUTNAM OTC & EMERGING GROWTH
 2006  Lowest contract
  charges                            0.95%              --              11.34%
    Highest contract charges         2.45%              --               9.68%
    Remaining contract
     charges                           --               --                 --
 2005  Lowest contract
  charges                            0.95%              --               6.84%
    Highest contract charges         2.45%              --               5.25%
    Remaining contract
     charges                           --               --                 --
 2004  Lowest contract
  charges                            0.95%              --               7.50%
    Highest contract charges         2.44%              --               5.90%
    Remaining contract
     charges                           --               --                 --
 2003  Lowest contract
  charges                            0.95%              --              34.66%
    Highest contract charges         2.34%              --              32.57%
    Remaining contract
     charges                           --               --                 --
 2002  Lowest contract
  charges                            0.95%              --             (32.70)%
    Highest contract charges         0.97%              --              (4.74)%
    Remaining contract
     charges                           --               --                 --
PUTNAM RESEARCH
 2006  Lowest contract
  charges                            0.95%            0.81%             10.57%
    Highest contract charges         2.50%            0.53%              8.56%
    Remaining contract
     charges                           --               --                 --
 2005  Lowest contract
  charges                            0.95%            1.18%              4.26%
    Highest contract charges         2.48%            0.85%              2.42%
    Remaining contract
     charges                           --               --                 --
 2004  Lowest contract
  charges                            0.95%            0.17%              6.77%
    Highest contract charges         2.48%              --               4.91%
    Remaining contract
     charges                           --               --                 --
 2003  Lowest contract
  charges                            0.95%            0.53%             24.50%
    Highest contract charges         2.25%              --              22.54%
    Remaining contract
     charges                           --               --                 --
 2002  Lowest contract
  charges                            0.95%            0.74%            (22.80)%
    Highest contract charges         2.01%            0.18%            (23.79)%
    Remaining contract
     charges                           --               --                 --
PUTNAM SMALL CAP VALUE
 2006  Lowest contract
  charges                            0.95%            0.55%             16.46%
    Highest contract charges         2.50%            0.32%             14.40%
    Remaining contract
     charges                           --               --                 --
 2005  Lowest contract
  charges                            0.95%            0.40%              6.28%
    Highest contract charges         2.50%            0.13%              4.39%
    Remaining contract
     charges                           --               --                 --
 2004  Lowest contract
  charges                            0.95%            0.51%             25.35%
    Highest contract charges         2.48%              --              23.10%
    Remaining contract
     charges                           --               --                 --
 2003  Lowest contract
  charges                            0.95%            0.53%             48.65%
    Highest contract charges         1.34%              --              40.67%
    Remaining contract
     charges                           --               --                 --
 2002  Lowest contract
  charges                            0.95%            1.40%            (18.84)%
    Highest contract charges         1.98%              --             (19.93)%
    Remaining contract
     charges                           --               --                 --

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                              UNIT FAIR        CONTRACT
SUB-ACCOUNT                       UNITS         VALUE#      OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM
 FUND OF BOSTON
 2006  Lowest contract              105,944    $14.354043        $1,520,724
  charges
    Highest contract charges          2,223     12.449916            27,663
    Remaining contract           15,889,296            --       217,833,406
     charges
 2005  Lowest contract              166,252     12.912191         2,146,680
  charges
    Highest contract charges          2,248     11.405387            25,638
    Remaining contract           21,119,080            --       261,797,440
     charges
 2004  Lowest contract              201,298     12.508005         2,517,836
  charges
    Highest contract charges            909     11.244390            10,226
    Remaining contract           24,971,780            --       301,414,460
     charges
 2003  Lowest contract              214,051     11.640311         2,491,623
  charges
    Highest contract charges          2,259     10.658106            24,081
    Remaining contract           27,239,230            --       307,480,455
     charges
 2002  Lowest contract              231,943     10.013632         2,322,593
  charges
    Highest contract charges            994      9.360382             9,301
    Remaining contract           26,826,317            --       261,859,717
     charges
PUTNAM UTILITIES GROWTH AND
 INCOME
 2006  Lowest contract                  204     29.910518             6,107
  charges
    Highest contract charges            522     11.205826             5,832
    Remaining contract            5,234,954            --       153,095,869
     charges
 2005  Lowest contract                  204     23.770353             4,853
  charges
    Highest contract charges            521      9.030912             4,701
    Remaining contract            6,662,422            --       154,940,003
     charges
 2004  Lowest contract               11,739      9.975180           117,102
  charges
    Highest contract charges          2,987      8.515380            25,432
    Remaining contract            8,019,643            --       173,756,591
     charges
 2003  Lowest contract               29,629      8.263164           244,828
  charges
    Highest contract charges             92      7.169279               657
    Remaining contract            9,672,301            --       174,894,194
     charges
 2002  Lowest contract               33,865      6.673453           225,995
  charges
    Highest contract charges            524      5.903551             3,096
    Remaining contract           11,855,472            --       174,979,243
     charges
PUTNAM VISTA
 2006  Lowest contract               17,638     16.445388           290,063
  charges
    Highest contract charges          8,814      6.419752            56,589
    Remaining contract            7,019,700            --       102,862,364
     charges
 2005  Lowest contract               18,468     15.744049           290,761
  charges
    Highest contract charges          8,339      6.242010            52,050
    Remaining contract            9,101,130            --       130,591,263
     charges
 2004  Lowest contract               17,453     14.172543           247,355
  charges
    Highest contract charges          2,266      5.706667            12,934
    Remaining contract           11,009,184            --       145,858,860
     charges
 2003  Lowest contract               12,628     12.063200           152,333
  charges
    Highest contract charges          2,089      4.934834            10,307
    Remaining contract           12,771,606            --       147,438,811
     charges
 2002  Lowest contract                  286      9.145265             2,620
  charges
    Highest contract charges          5,474      3.218992            17,620
    Remaining contract           14,562,059            --       128,874,660
     charges

                                                  INVESTMENT
                                  EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                       RATIO*           RATIO**           RETURN***
----------------------------  ----------------------------------------------------
PUTNAM THE GEORGE PUTNAM
 FUND OF BOSTON
 2006  Lowest contract              0.95%             2.93%             11.17%
  charges
    Highest contract charges        2.50%             2.38%              9.16%
    Remaining contract                --                --                 --
     charges
 2005  Lowest contract              0.95%             2.31%              3.23%
  charges
    Highest contract charges        2.50%             2.10%              1.43%
    Remaining contract                --                --                 --
     charges
 2004  Lowest contract              0.95%             2.11%              7.45%
  charges
    Highest contract charges        2.49%               --               5.54%
    Remaining contract                --                --                 --
     charges
 2003  Lowest contract              0.95%             2.56%             16.25%
  charges
    Highest contract charges        1.55%               --              12.74%
    Remaining contract                --                --                 --
     charges
 2002  Lowest contract              0.95%             2.24%             (9.43)%
  charges
    Highest contract charges        0.90%               --              (0.82)%
    Remaining contract                --                --                 --
     charges
PUTNAM UTILITIES GROWTH AND
 INCOME
 2006  Lowest contract              0.95%             2.82%             25.83%
  charges
    Highest contract charges        2.36%             2.84%             24.08%
    Remaining contract                --                --                 --
     charges
 2005  Lowest contract              0.94%               --               7.55%
  charges
    Highest contract charges        2.37%             1.82%              6.05%
    Remaining contract                --                --                 --
     charges
 2004  Lowest contract              0.95%             3.30%             20.72%
  charges
    Highest contract charges        2.34%             0.39%             18.78%
    Remaining contract                --                --                 --
     charges
 2003  Lowest contract              0.95%             3.96%             23.82%
  charges
    Highest contract charges        1.48%               --              19.40%
    Remaining contract                --                --                 --
     charges
 2002  Lowest contract              0.95%             4.01%            (24.55)%
  charges
    Highest contract charges        0.91%               --               0.13%
    Remaining contract                --                --                 --
     charges
PUTNAM VISTA
 2006  Lowest contract              0.95%               --               4.46%
  charges
    Highest contract charges        2.50%               --               2.85%
    Remaining contract                --                --                 --
     charges
 2005  Lowest contract              0.95%               --              11.09%
  charges
    Highest contract charges        2.48%               --               9.38%
    Remaining contract                --                --                 --
     charges
 2004  Lowest contract              0.95%               --              17.49%
  charges
    Highest contract charges        2.48%               --              15.68%
    Remaining contract                --                --                 --
     charges
 2003  Lowest contract              0.94%               --              31.91%
  charges
    Highest contract charges        1.55%               --              25.20%
    Remaining contract                --                --                 --
     charges
 2002  Lowest contract              0.37%               --              (5.44)%
  charges
    Highest contract charges        0.92%               --              (5.94)%
    Remaining contract                --                --                 --
     charges

-------------------------------------------------------------------------------

                                              UNIT FAIR        CONTRACT
SUB-ACCOUNT                       UNITS         VALUE#      OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM VOYAGER
 2006  Lowest contract              144,478     $9.207722        $1,330,309
  charges
    Highest contract charges         19,318      6.575081           127,011
    Remaining contract           15,693,965            --       716,951,764
     charges
 2005  Lowest contract              192,743      8.794007         1,694,980
  charges
    Highest contract charges         18,092      6.394015           115,683
    Remaining contract           20,965,312            --       927,301,057
     charges
 2004  Lowest contract              285,714      8.380373         2,394,387
  charges
    Highest contract charges          6,196      6.202743            38,435
    Remaining contract           27,659,782            --     1,201,374,747
     charges
 2003  Lowest contract              338,702      8.031751         2,720,371
  charges
    Highest contract charges          3,918      6.055041            23,722
    Remaining contract           33,135,919            --     1,452,378,367
     charges
 2002  Lowest contract              363,104      6.478395         2,352,329
  charges
    Highest contract charges          1,368      4.965193             6,794
    Remaining contract           38,350,518            --     1,419,372,884
     charges
PUTNAM DISCOVERY GROWTH
 2006  Lowest contract                1,308      6.221582             8,139
  charges
    Highest contract charges          12687      5.632658            71,454
    Remaining contract            1,383,901            --         8,287,037
     charges
 2005  Lowest contract                2,504      5.643475            14,129
  charges
    Highest contract charges         15,616      5.197097            81,159
    Remaining contract            1,830,420            --        10,007,704
     charges
 2004  Lowest contract                5,529      5.296388            29,285
  charges
    Highest contract charges         16,913      4.966202            83,992
    Remaining contract            2,449,919            --        12,657,598
     charges
 2003  Lowest contract                8,997      4.963500            44,655
  charges
    Highest contract charges          1,386      4.738493             6,569
    Remaining contract            2,896,838            --        14,125,060
     charges
 2002  Lowest contract               11,556      3.784986            43,741
  charges
    Highest contract charges            140      3.678088               513
    Remaining contract            2,158,750            --         8,086,183
     charges
PUTNAM CAPITAL OPPORTUNITIES
 2006  Lowest contract                5,977     18.863017           112,747
  charges
    Highest contract charges          2,663     17.859648            47,585
    Remaining contract            1,101,963            --        20,525,703
     charges
 2005  Lowest contract                6,642     16.528392           109,783
  charges
    Highest contract charges          2,253     15.885699            35,793
    Remaining contract              920,678            --        15,084,582
     charges
 2004  Lowest contract                8,960     15.147571           135,724
  charges
    Highest contract charges          1,854     14.778449            27,394
    Remaining contract              719,220            --        10,837,675
     charges
 2003  Lowest contract                4,196     12.946109            54,318
  charges
    Highest contract charges            817     12.825763            10,476
    Remaining contract              282,645            --         3,653,577
     charges

                                                  INVESTMENT
                                  EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                       RATIO*           RATIO**           RETURN***
----------------------------  ----------------------------------------------------
PUTNAM VOYAGER
 2006  Lowest contract              0.95%             0.39%              4.71%
  charges
    Highest contract charges        2.50%             0.11%              2.83%
    Remaining contract                --                --                 --
     charges
 2005  Lowest contract              0.95%             1.02%              4.94%
  charges
    Highest contract charges        2.48%             0.67%              3.08%
    Remaining contract                --                --                 --
     charges
 2004  Lowest contract              0.95%             0.47%              4.34%
  charges
    Highest contract charges        2.48%               --               2.44%
    Remaining contract                --                --                 --
     charges
 2003  Lowest contract              0.95%             0.64%             23.98%
  charges
    Highest contract charges        2.39%             0.29%             21.95%
    Remaining contract                --                --                 --
     charges
 2002  Lowest contract              0.95%             0.88%            (27.03)%
  charges
    Highest contract charges        0.98%               --              (6.13)%
    Remaining contract                --                --                 --
     charges
PUTNAM DISCOVERY GROWTH
 2006  Lowest contract              0.95%               --              10.24%
  charges
    Highest contract charges        2.45%               --               8.38%
    Remaining contract                --                --                 --
     charges
 2005  Lowest contract              0.95%               --               6.55%
  charges
    Highest contract charges        2.44%               --               4.65%
    Remaining contract                --                --                 --
     charges
 2004  Lowest contract              0.95%               --               6.71%
  charges
    Highest contract charges        2.44%               --               4.97%
    Remaining contract                --                --                 --
     charges
 2003  Lowest contract              0.95%               --              31.14%
  charges
    Highest contract charges        2.31%               --              28.94%
    Remaining contract                --                --                 --
     charges
 2002  Lowest contract              0.95%               --             (29.99)%
  charges
    Highest contract charges        0.81%               --              (5.75)%
    Remaining contract                --                --                 --
     charges
PUTNAM CAPITAL OPPORTUNITIES
 2006  Lowest contract              0.95%             0.09%             14.13%
  charges
    Highest contract charges        2.45%             0.08%             12.43%
    Remaining contract                --                --                 --
     charges
 2005  Lowest contract              0.95%               --               9.12%
  charges
    Highest contract charges        2.44%               --               7.49%
    Remaining contract                --                --                 --
     charges
 2004  Lowest contract              0.95%             1.29%             17.01%
  charges
    Highest contract charges        2.44%             1.53%             15.26%
    Remaining contract                --                --                 --
     charges
 2003  Lowest contract              0.62%             6.53%             29.46%
  charges
    Highest contract charges        1.54%            12.47%             28.26%
    Remaining contract                --                --                 --
     charges

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                              UNIT FAIR        CONTRACT
SUB-ACCOUNT                       UNITS         VALUE#      OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM EQUITY INCOME
 2006  Lowest contract               82,911    $16.452427        $1,364,089
  charges
    Highest contract charges            901     15.629199            14,112
    Remaining contract            6,251,792            --       101,885,580
     charges
 2005  Lowest contract               96,822     13.975903         1,353,177
  charges
    Highest contract charges            903     13.463703            12,155
    Remaining contract            6,203,961            --        86,106,652
     charges
 2004  Lowest contract               93,623     13.373021         1,252,023
  charges
    Highest contract charges            903     13.064493            11,795
    Remaining contract            4,842,122            --        64,504,197
     charges
 2003  Lowest contract               34,462     12.073797           416,093
  charges
    Highest contract charges            903     11.961480            10,799
    Remaining contract            2,609,609            --        31,467,711
     charges

                                                  INVESTMENT
                                  EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                       RATIO*           RATIO**           RETURN***
----------------------------  ----------------------------------------------------
PUTNAM EQUITY INCOME
 2006  Lowest contract              0.95%             1.29%             17.72%
  charges
    Highest contract charges        2.35%             1.17%             16.08%
    Remaining contract                --                --                 --
     charges
 2005  Lowest contract              0.95%             0.98%              4.51%
  charges
    Highest contract charges        2.34%             0.97%              3.06%
    Remaining contract                --                --                 --
     charges
 2004  Lowest contract              0.95%             0.10%             10.76%
  charges
    Highest contract charges        2.35%             0.13%              9.22%
    Remaining contract                --                --                 --
     charges
 2003  Lowest contract              0.63%             1.14%             20.74%
  charges
    Highest contract charges        1.54%             2.79%             19.62%
    Remaining contract                --                --                 --
     charges

* This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by The Fund's Manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

    Summary of the Account's expense charges, including Mortality and Expense risk charges, Administrative charges, Riders (if applicable) and any Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will make certain deductions ranging from 0.80% to 1.50% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company will make certain deductions ranging from 0.15% to 0.20% of the contract's value for administrative services provided by the Company.

    These charges are a reduction in unit values.

RIDERS:

    The Company will make certain deductions for various Rider charges, such as Principal First Charge, Principal First Preferred Charge, MAV/EPB Death Benefit Charge, Optional Death Benefit Charge and Earnings Protection Benefit Charge. These deductions range from 0.15% to 0.75%

    These charges are reduction in unit values.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee, ranging from $25 to $30, may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are a redemption of units.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2006 and 2005 and for the Years Ended December 31, 2006, 2005 and 2004

SUPPLEMENTAL SCHEDULES

Year Ended December 31, 2006

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
Independent Auditors' Report                                               F-1
Financial Statements Statutory Basis:
    Admitted Assets, Liabilities and Surplus                               F-2
    Statements of Operations                                               F-3
    Statements of Changes in Capital and Surplus                           F-4
    Statements of Cash Flows                                               F-5
    Notes to Statutory Basis Financial Statements                          F-6
Supplementary Information
    Schedule I -- Selected Financial Data                                 F-27
    Schedule II -- Summary Investment Schedule                            F-30
    Schedule III -- Investment Risks Interrogatories                      F-31

[DELOITTE LOGO]

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statements of admitted assets, liabilities, and surplus -- statutory basis of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2006 and 2005, and the related statements of operations -- statutory basis, changes in capital and surplus -- statutory basis, and cash flows -- statutory basis for the years ended December 31, 2006, 2005 and 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2006 or 2005, or the results of its operations or its cash flows for the year ended December 31, 2006, 2005 or 2004.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company at December 31, 2006 and 2005, and the results of its operations and its cash flows for the years ended December 31, 2006, 2005 and 2004, on the basis of accounting described in Note 2.

Our 2006 audit was conducted for the purpose of forming an opinion on the basic 2006 statutory basis financial statements taken as a whole. The supplemental schedule of selected financial data, the summary investment schedule, and the schedule of investment risk interrogatories as of and for the year ended December 31, 2006 are presented for complying with the National Association of Insurance Commissioners' instructions to Annual Audited Financial Reports and are not a required part of the basis 2006 statutory basis financial statements. This additional information is the responsibility of the Company's management. Such information has been subject to the auditing procedures applied in our audit of the basic 2006 statutory-basis financial statements and in our opinion, is fairly stated in all material respects when considered in relation to such financial statements taken as a whole.

/s/ Deloitte & Touche LLP

March 29, 2007

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                AS OF DECEMBER 31,
                                            2006                 2005
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                     $5,036,594           $5,477,170
 Common and preferred stocks                  245,850               25,046
 Mortgage loans                               160,595               98,529
 Real estate                                   25,667               25,425
 Policy loans                                 324,631              323,911
 Cash and short-term investments              467,648              345,858
 Other invested assets                        245,454              135,920
                                        -------------        -------------
        TOTAL CASH AND INVESTED ASSETS      6,506,439            6,431,859
                                        -------------        -------------
 Investment income due and accrued             66,244               67,354
 Federal income taxes recoverable                  --               98,311
 Deferred tax asset                            91,537               87,160
 Other assets                                 104,023               91,961
 Separate account assets                   76,317,895           68,323,841
                                        -------------        -------------
                 TOTAL ADMITTED ASSETS    $83,086,138          $75,100,486
                                        -------------        -------------
LIABILITIES
 Aggregate reserves for life and           $6,422,847           $6,150,452
  accident and health policies
 Liability for deposit type contracts          80,785              100,325
 Policy and contract claim liabilities         32,635               24,919
 Asset valuation reserve                       41,544               34,749
 Payable to parents, subsidiaries or           30,498               34,130
  affiliates
 Accrued expense allowances and other      (2,438,731)          (1,952,020)
  amounts due from separate accounts
 Other liabilities                            930,986              893,824
 Separate account liabilities              76,317,895           68,323,841
                                        -------------        -------------
                     TOTAL LIABILITIES     81,418,459           73,610,220
                                        -------------        -------------
CAPITAL AND SURPLUS
 Common stock -- 3,000 shares                   2,500                2,500
  authorized, 2,000 shares issued and
  outstanding
 Gross paid-in and contributed surplus      1,376,953            1,371,883
 Unassigned funds                             288,226              115,883
                                        -------------        -------------
             TOTAL CAPITAL AND SURPLUS      1,667,679            1,490,266
                                        -------------        -------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS    $83,086,138          $75,100,486
                                        -------------        -------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                     FOR THE YEARS ENDED
                                                                                        DECEMBER 31,
                                                                       2006                 2005                  2004
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and annuity considerations                                  $9,842,305           $9,152,337           $11,619,788
 Considerations for supplementary contracts with life                         71                    2                   962
  contingencies
 Net investment income                                                   339,347              326,928               324,681
 Commissions and expense allowances on reinsurance ceded                  94,873               84,961                73,944
 Reserve adjustment on reinsurance ceded                              (1,659,418)          (1,552,540)           (1,155,122)
 Fee income                                                            1,650,017            1,369,610             1,200,281
 Other revenues                                                           15,564              107,755                84,658
                                                                  --------------        -------------        --------------
                                                  TOTAL REVENUES      10,282,759            9,489,053            12,149,192
                                                                  --------------        -------------        --------------
BENEFITS AND EXPENSES
 Death and annuity benefits                                              280,782              265,994               255,803
 Disability and other benefits                                            18,311               14,118                13,235
 Surrenders and other fund withdrawals                                 9,054,230            6,974,564             5,435,091
 Commissions                                                             864,564              783,178               821,925
 Increase (decrease) in aggregate reserves for life and accident         274,407              (11,074)             (260,443)
  and health policies
 General insurance expenses                                              528,545              449,607               448,862
 Net transfers (from)/to separate accounts                              (675,124)           1,192,568             5,647,980
 Modified coinsurance adjustment on reinsurance assumed                 (530,122)            (483,138)             (441,048)
 Other expenses                                                           55,838               41,735                43,678
                                                                  --------------        -------------        --------------
                                     TOTAL BENEFITS AND EXPENSES       9,871,431            9,227,552            11,965,083
                                                                  --------------        -------------        --------------
Net gain from operations before federal income tax expense               411,328              261,501               184,109
 (benefit)
 Federal income tax expense (benefit)                                     31,961               42,463               (87,470)
                                                                  --------------        -------------        --------------
                                        NET GAIN FROM OPERATIONS         379,367              219,038               271,579
                                                                  --------------        -------------        --------------
 Net realized capital (losses) gains, after tax                          (40,656)                  54               (14,900)
                                                                  --------------        -------------        --------------
                                                      NET INCOME        $338,711             $219,092              $256,679
                                                                  --------------        -------------        --------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           2006                2005                2004
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED AND
 OUTSTANDING
 Balance, beginning and end of year                                          $2,500              $2,500              $2,500
                                                                       ------------        ------------        ------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 Beginning of Year                                                        1,371,883           1,371,883           1,371,883
 Capital contribution                                                         5,070                  --                  --
                                                                       ------------        ------------        ------------
                                                 BALANCE, END OF YEAR     1,376,953           1,371,883           1,371,883
                                                                       ------------        ------------        ------------
UNASSIGNED FUNDS
 Balance, Beginning of Year                                                 115,883             (66,391)           (330,602)
 Net Income                                                                 338,711             219,092             256,679
 Change in Net Unrealized Capital Losses on Common Stocks and Other         (35,674)             (7,075)            (13,371)
  Invested Assets
 Change in Net Unrealized Foreign Exchange Capital Losses                     2,957                (495)                 --
 Change in Net Deferred Income Tax                                           30,476              82,268              51,589
 Change in Asset Valuation Reserve                                           (6,795)             (4,632)            (13,575)
 Change in Non-Admitted Assets                                              (42,153)           (106,914)            (16,965)
 Change in Liability for Reinsurance in Unauthorized Companies                 (179)                 30                (146)
 Dividends to Stockholder                                                  (115,000)                 --                  --
                                                                       ------------        ------------        ------------
                                                 BALANCE, END OF YEAR       288,226             115,883             (66,391)
                                                                       ------------        ------------        ------------
CAPITAL AND SURPLUS,
 End of Year                                                             $1,667,679          $1,490,266          $1,307,992
                                                                       ------------        ------------        ------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                                       2006                 2005                  2004
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and Annuity Considerations                                  $9,836,688           $9,145,844           $11,608,790
 Net Investment Income                                                   383,972              369,012               370,945
 Miscellaneous Income                                                     98,373                1,909               196,120
                                                                  --------------        -------------        --------------
                                                    TOTAL INCOME      10,319,033            9,516,765            12,175,855
                                                                  --------------        -------------        --------------
 Benefits Paid                                                         9,346,769            7,273,337             5,699,783
 Federal Income Tax (Recoveries) Payments                               (103,806)              71,607               (54,729)
 Net Transfers (from) to Separate Accounts                              (188,413)           1,240,273             5,811,016
 Other Expenses                                                        1,011,284              826,693               905,742
                                                                  --------------        -------------        --------------
                                     TOTAL BENEFITS AND EXPENSES      10,065,834            9,411,910            12,361,812
                                                                  --------------        -------------        --------------
            NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES         253,199              104,855              (185,957)
                                                                  --------------        -------------        --------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD AND MATURED
 Bonds                                                                 1,959,478            2,572,479             1,584,991
 Common and Preferred Stocks                                              24,070                   --                 1,767
 Mortgage Loans                                                            8,746               11,039                25,752
 Other                                                                   (16,109)              50,196                35,227
                                                                  --------------        -------------        --------------
                                       TOTAL INVESTMENT PROCEEDS       1,976,185            2,633,714             1,647,737
                                                                  --------------        -------------        --------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                                 1,682,961            2,708,647             1,351,838
 Common and Preferred Stocks                                             140,727               13,467                 2,473
 Mortgage Loans                                                           70,991               40,175                    --
 Real Estate                                                               1,125                  116                 1,482
 Other                                                                   109,533              134,301                 3,275
                                                                  --------------        -------------        --------------
                                      TOTAL INVESTMENTS ACQUIRED       2,005,337            2,896,706             1,359,068
                                                                  --------------        -------------        --------------
 Net Increase in Policy Loans                                                720               13,391                15,806
                                                                  --------------        -------------        --------------
            NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES         (29,872)            (276,383)              272,863
                                                                  --------------        -------------        --------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Dividends to Stockholders                                              (115,000)                  --                    --
 Net other cash provided (used)                                           13,463               85,968               (47,982)
                                                                  --------------        -------------        --------------
     NET CASH (USED FOR) PROVIDED BY FINANCING AND MISCELLANEOUS        (101,537)              85,968               (47,982)
                                                      ACTIVITIES
                                                                  --------------        -------------        --------------
 Net increase (decrease) in cash and short-term investments              121,790              (85,560)               38,924
 Cash and Short-Term Investments, Beginning of Year                      348,858              431,418               392,494
                                                                  --------------        -------------        --------------
                    CASH AND SHORT-TERM INVESTMENTS, END OF YEAR        $467,648             $348,858              $431,418
                                                                  --------------        -------------        --------------
Note: Supplemental disclosures of cash flow information for
 non-cash transaction
 Stock compensation of capital contribution from parent                    5,071                   --                    --
 Common and Preferred stock acquired in satisfaction of debt                  --                   --                 2,173

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the state of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by Connecticut. A difference prescribed by Connecticut state law, allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and evaluation of other-than-temporary impairments. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

[1] treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

[2] recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

[3] development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

[4] excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

[5] the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

[6] establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

[7] the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

[8] the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity,

[9] for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

[10] the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

[11] deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

[12] comprehensive income and its components are not presented in statutory financial statements;

[13] for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

[14] embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                      2006                   2005                   2004
---------------------------------------------------------------------------------------------------------------------------------
GAAP NET INCOME                                                      $ 312,900              $ 288,133              $ 450,396
Deferral and amortization of policy acquisition costs, net             (69,341)              (252,771)              (389,629)
Change in unearned revenue reserve                                     120,820                120,513                108,301
Deferred taxes                                                         (57,573)               (63,142)                43,719
Separate account expense allowance                                     143,649                 25,180                168,013
Benefit reserve adjustment                                             (91,421)                73,673                (14,581)
Prepaid reinsurance adjustment                                             615                 (1,861)                (9,068)
Reinsurance                                                                 --                     --                 (9,123)
Dividends received from affiliates                                          --                     --                  2,000
Sales inducements                                                      (21,576)               (32,256)               (58,330)
Cumulative effect of GAAP accounting change                                 --                     --                 31,151
Other, net                                                                 638                 61,623                (66,170)
                                                                   -----------            -----------            -----------
                                        STATUTORY NET INCOME          $338,711               $219,092               $256,679
                                                                   -----------            -----------            -----------

                                                                           2006                2005                2004
---------------------------------------------------------------------------------------------------------------------------------
GAAP STOCKHOLDER'S EQUITY                                                $ 3,916,947         $ 3,672,466         $ 3,332,247
Deferred policy acquisition costs                                         (4,583,199)         (4,508,206)         (4,164,021)
Unearned revenue reserve                                                     648,448             524,372             408,737
Deferred taxes                                                               383,837             383,486             481,245
Separate account expense allowance                                         2,089,536           1,946,328           1,920,061
Unrealized gains on investments                                             (117,113)            (46,341)           (226,613)
Benefit reserve adjustment                                                  (274,921)            (46,363)            281,742
Asset valuation reserve                                                      (41,544)            (34,749)            (30,117)
Interest maintenance reserve                                                      --             (17,845)            (28,254)
Prepaid reinsurance premium                                                  (33,931)            (27,377)            (47,089)
Goodwill                                                                    (170,100)           (170,100)           (170,100)
Reinsurance ceded                                                           (200,371)           (200,192)           (200,222)
Other, net                                                                    50,090              14,787            (249,624)
                                                                       -------------       -------------       -------------
                                        STATUTORY CAPITAL AND SURPLUS     $1,667,679          $1,490,266          $1,307,992
                                                                       -------------       -------------       -------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half ( 1/2 ) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2006 and 2005, the Company had $8,037,610 and $5,867,604,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2006 and 2005 totaled $22,702 and $16,846, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2006 (including general and separate account liabilities) are as follows:

                                                                     % OF
                                                   AMOUNT            TOTAL
--------------------------------------------------------------------------------
Subject to discretionary withdrawal:
With market value adjustment                          $30,446          0.04%
At book value, less current surrender charge          952,987          1.29%
 of 5% or more
At market value                                    70,259,363         95.13%
                                                -------------       -------
      TOTAL WITH ADJUSTMENT OR AT MARKET VALUE     71,242,796         96.46%
                                                -------------       -------
At book value without adjustment (minimal or        2,515,752          3.41%
 no charge or adjustment):
Not subject to discretionary withdrawal:              300,004          0.41%
                                                -------------       -------
                                  TOTAL, GROSS     74,058,552        100.27%
Reinsurance ceded                                    (200,000)        (0.27)%
                                                -------------       -------
                                    TOTAL, NET    $73,858,552        100.00%
                                                -------------       -------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
Life and Accident & Health Annual Statement:
 Exhibit 5, Annuities Section, Total (net)         $3,397,224
 Exhibit 5, Supplementary Contract Section,             4,252
  Total (net)
 Exhibit 7, Deposit-Type Contracts Section,            80,785
  Column 1, Line 14
                                                -------------
                                      SUBTOTAL      3,482,261
Separate Account Annual Statement
 Exhibit 3, Column 2, Line 0299999                 70,376,291
 Exhibit 3, Column 2, Line 0399999                         --
 Policyholder dividend and coupon                          --
  accumulations
 Policyholder premiums                                     --
 Guaranteed interest contracts                             --
 Other contract deposit funds                              --
                                                -------------
                                      SUBTOTAL     70,376,291
                                                -------------
                                COMBINED TOTAL    $73,858,552
                                                -------------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value. Unaffiliated common stocks are carried at fair value with the change in the difference from cost recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Investments in common and preferred stocks of subsidiaries and affiliates of the Company are carried in accordance with Statement of Statutory Accounting Principles ("SSAP") No. 88 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 46) based on their underlying equity generally adjusted to a statutory basis. Mortgage loans on real estate are stated at the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value.

Interest income on bonds and mortgage loans is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments. The new effective yields used for fixed rate and variable rate loan-backed securities are recalculated on a retrospective and prospective basis, respectively. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on interest only securities is determined using the prospective method.

Prepayment fees on bonds and mortgage loans are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For bond investments, other than loan-backed securities, that have had an other-than-temporary impairment loss, income is earned on the effective yield method based upon the new cost basis and the amount and timing of future estimated cash flows.

Due and accrued investment income amounts over 90 days past due are non-admitted. There was no investment income due and accrued excluded from surplus at December 31, 2006 and 2005.

Net realized gains and losses from investment sales are determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $41,544 and $34,749 as of December 31, 2006, 2005 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. The IMR balances as of December 31, 2006 and 2005 were $(525) and $17,845 respectively. The 2006 IMR balance was an asset balance and is reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The 2005 IMR balance is included as a component of Other Liabilities on the Admitted Assets, Liabilities and Surplus Statement. The net capital (losses) gains captured in the IMR, net of taxes, in 2006, 2005 and 2004 were $(15,707), $(2,530) and $6,582, respectively.
The amount of expense amortized from the IMR net of taxes in 2006, 2005 and 2004 included in the Company's Statements of Operations, was $2,664, $7,879 and $7,642, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security, that is not subject to SSAP No. 43 (Loan-backed and Structured Securities), below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 requires the Company to periodically update their best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of a security are less than its amortized cost then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and estimated undiscounted cash flows of the security. The estimated undiscounted cash flows of the impaired investment become its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed fixed maturities was $0, $2,219 and $1,838 for the years ended December 31, 2006, 2005 and 2004. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities was $0, $0 and $5 for the years ended December 31, 2006, 2005 and 2004, respectively

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses. The Company does not have a valuation reserve as of December 31, 2006 and 2005, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as being held for hedging (fair value, cash flow or net investment in a foreign operation), replication, income generation, or other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles ("SSAP") No. 86, "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan required by the State of Connecticut insurance department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the Statements of Admitted Assets, Liabilities and Surplus as an asset or liability, respectively, and amortized through net investment income over the term of the hedged item. Periodic cash flows and accruals of income/expense are recorded in a manner consistent with the hedged item. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the Statement of Admitted Assets, Liabilities and Surplus as a derivative asset or liability, respectively, and amortized through net investment income over the term of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recorded as a realized capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the Statement of Admitted Assets, Liabilities and Surplus as a derivative liability and amortized through net investment income over the term of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as realized capital gain or loss.

Derivatives held for other investment and risk management activities receive fair value accounting. The derivatives are carried on the Statement of Admitted Assets, Liabilities and Surplus at fair value and the changes in fair value are recorded in capital and surplus as unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

SSAP No. 88 -- Investments in Subsidiary, Controlled and Affiliated Entities (SSAP No. 88), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2004. SSAP No. 88 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It was effective on January 1, 2005, and did not have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(A)  COMPONENTS OF NET INVESTMENT INCOME

                                              2006         2005         2004
--------------------------------------------------------------------------------
Interest income from bonds and short-term
 investments                                  $306,123     $301,532     $294,245
Interest income from policy loans               21,199       22,418       18,432
Interest and dividends from other
 investments                                    19,168        9,901       17,497
                                           -----------  -----------  -----------
Gross investment income                        346,490      333,851      330,174
Less: investment expenses                        7,143        6,923        5,493
                                           -----------  -----------  -----------
                    NET INVESTMENT INCOME     $339,347     $326,928     $324,681
                                           -----------  -----------  -----------

(B)  COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS

                                2006              2005              2004
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                          $95,839           $108,881         $236,408
Gross unrealized capital
 losses                         (62,923)           (67,624)         (14,758)
                              ---------       ------------       ----------
Net unrealized capital gains     32,916             41,257          221,650
Balance, beginning of year       41,257            221,650          167,928
                              ---------       ------------       ----------
    CHANGE IN NET UNREALIZED
      CAPITAL (LOSSES) GAINS
     ON BONDS AND SHORT-TERM
                 INVESTMENTS    $(8,341)         $(180,393)         $53,722
                              ---------       ------------       ----------

(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON STOCKS AND PREFERRED STOCKS

                                    2006            2005            2004
--------------------------------------------------------------------------------
Gross unrealized capital gains       $3,778          $1,002            $558
Gross unrealized capital losses     (36,376)        (31,971)        (31,533)
                                  ---------       ---------       ---------
Net unrealized capital losses       (32,598)        (30,969)        (30,975)
Balance, beginning of year          (30,969)        (30,975)        (30,501)
                                  ---------       ---------       ---------
CHANGE IN NET UNREALIZED CAPITAL
                  (LOSSES) GAINS
  ON COMMON STOCKS AND PREFERRED
                          STOCKS    $(1,629)             $6           $(474)
                                  ---------       ---------       ---------

(D)  COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                    2006            2005            2004
--------------------------------------------------------------------------------
Bonds and short-term
 investments                       $(19,176)         $(912)         $21,229
Common stocks                            43             --             (266)
Preferred stocks                       (502)            --               --
Other invested assets               (40,976)        (7,003)          (5,798)
                                 ----------       --------       ----------
Realized capital losses             (60,611)        (7,915)          15,165
Capital gains tax benefit            (4,248)        (5,439)          23,483
                                 ----------       --------       ----------
Net realized capital losses,
 after tax                          (56,363)        (2,476)          (8,318)
Less: amounts transferred to
 IMR                                (15,707)        (2,530)           6,582
                                 ----------       --------       ----------
  NET REALIZED CAPITAL (LOSSES)
               GAINS, AFTER TAX    $(40,656)           $54         $(14,900)
                                 ----------       --------       ----------

For the years ended December 31, 2006, 2005 and 2004, sales of bonds and short-term investments resulted in proceeds of $1,771,232, $2,440,767 and $1,868,164, gross realized capital gains of $9,836, $18,351 and $25,465, and gross realized capital losses of $29,012, $19,087 and $2,900 respectively, before transfers to the IMR.

For the years ended December 31, 2006, 2005 and 2004, sales of common and preferred stocks resulted in proceeds of $24,070, $0 and $1,814, gross realized capital gains of $43, $0 and $50, and gross realized capital losses of $502, $0 and $314, respectively.

(E)  INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price, equity market, or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs or to enter into income generation and replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), income generation, replication, or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan required by the State of Connecticut insurance department.

Interest rate swaps, total return swaps, and volatility swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using the agreed upon rates, indices, or other financial variables, and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, in return for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value and fair value of derivative instruments used during the year are disclosed in the strategy discussion below. During the year 2006 and 2005, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation, fair value hedges, or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments held at December 31, 2006 and 2005, were $8,246,014 and $6,094,961, respectively. The fair value of derivative instruments are priced via valuation models, which utilize market data, or broker quotations. The fair value of derivative instruments held at December 31, 2006 and 2005, were $212,798 and $118,523, respectively. During the reporting period, the Company did not have any gains or losses recognized in unrealized gains or losses due to either a component of derivative gains or losses excluded from hedge effectiveness or due to derivatives no longer qualifying for hedge accounting.

CASH-FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rate cash flows. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2006 and 2005, interest rate swaps used in cash flow hedge relationships had a notional value of $195,000 and $270,000, respectively, and a fair value of $(2,860) and $(5,887), respectively, and a carrying value of $0.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are hedged to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2006 and 2005, foreign currency swaps used in cash flow hedge relationships had a notional value $159,723 and $124,803, respectively, and a fair value of $(19,605) and $(8,008), respectively, and a carrying value of $0.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions. Credit default swaps used in replication transactions had a notional value at December 31, 2006 and 2005, of $7,500 and $0, respectively, a fair value of $(75) and $0, respectively, and a carrying value of $0.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

INTEREST RATE CAPS AND SWAPTIONS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2006 and 2005, interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $1,054,077 and $1,016,000, respectively, and a fair value of $2,594 and $333, respectively, and a carrying value of $2,594 and $333, respectively. As of December 31, 2006 and 2005, the average fair value for interest rate caps and swaptions was $1,549 and $619, respectively, in asset value. For the year ended December 31, 2006, derivative contracts in this strategy reported a loss of $(235) in realized capital gains and losses. During the years 2005 and 2004, there were no realized gains and losses.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company assumes credit exposure from an individual entity, referenced index, or asset pool. As of December 31, 2006 and 2005, credit default swaps had a notional value of $88,000 and $15,500, respectively, and a fair value of $(379) and $(106), respectively, and a carrying value of $(379) and $(106), respectively. As of December 31, 2006 and 2005, the average fair value for credit default swaps was $(82) and $(76), respectively. For the years ended December 31, 2006, 2005 and 2004, credit derivatives reported loss of $(19), gain of $641 and $28, respectively, in realized capital gains and losses.

FUTURES CONTRACTS, EQUITY INDEX OPTIONS, TOTAL RETURN AND INTEREST RATE SWAP
CONTRACTS: The Company enters into interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options, as well as interest rate, total return Europe, Asia, and Far East ("EAFE") and equity volatility swap contracts to hedge exposure to the volatility associated with the portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured and to periodically hedge anticipated GMWB new business. As of December 31, 2006 and 2005, derivative contracts in this strategy had a notional value $5,708,864 and $3,525,973, respectively, and a fair value of $235,076 and $118,557, respectively, and a carrying value of $235,076 and $118,557, respectively. As of December 31, 2006 and 2005, the average fair value of the derivative contracts in this strategy was $163,735 and $39,313, respectively. For the years ended December 31, 2006, 2005 and 2004, derivative contracts in this strategy reported a loss of

$(25,898), $(753) and $0, respectively, in realized capital gains and losses.

INTEREST RATE SWAPS: The Company enters into interest rates swaps to terminate existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap. In addition, interest rate swaps are used to manage duration risk between assets and liabilities. As of December 31, 2006 and 2005, interest rate swaps had a notional value of $616,500 and $0, respectively, and a fair value of $(2,941) and $0, respectively, and a carrying value of $(2,941) and $0, respectively. As of December 31, 2006 and 2005, the average fair value the derivative contracts in this strategy was $(919) and $0, respectively. For the year ended December 31, 2006, derivative contracts in this strategy reported a gain of $772 in realized capital gains and losses. During the years 2005 and 2004, there were no realized gains and losses.

EQUITY INDEX OPTIONS: The Company purchases S&P 500 options contracts to economically hedge the statutory reserve impact due to a decline in the equity markets. As of December 31, 2006 and 2005, derivative contracts in this strategy had a notional value $375,850 and $1,142,185, respectively, and a fair value of $1,271 and $13,456, respectively, and a carrying value of $1,271 and $13,456, respectively. As of December 31, 2006 and 2005, the average fair value of the derivative contracts in this strategy was $4,651 and $1,121, respectively. For the year ended December 31, 2006, derivative contracts in this strategy reported a loss of $(6,573) in realized capital gains and losses. During the years 2005 and 2004, there were no realized gains and losses.

FOREIGN CURRENCY SWAPS AND FORWARDS: The Company enters into foreign currency swaps and forwards to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2006 and 2005, foreign currency swaps and forwards had a notional value $40,000 and $0, respectively, and a fair value of $(283) and $0, respectively, and a carrying value of $(283) and $0, respectively. As of December 31, 2006 and 2005, the average fair value for foreign currency derivatives was $264 and $(1,517), respectively. For the years ended December 31, 2006, 2005 and 2004, derivative contracts in this strategy reported a loss of $(805), $(1,788) and $0, respectively, in realized capital gains and losses.

WARRANTS: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2006 and 2005, the warrants had a notional value of $500 and a fair value of $0 and $178, respectively, and a carrying value of $0 and $178, respectively. As of December 31, 2006 and 2005, the average fair value of the warrants was $105 and $300, respectively. There were no realized gains and losses during the years 2006, 2005 and 2004.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and collateral is pledged to and held by, or behalf of, the Company to the extent the current value of derivatives exceeds the exposure policy thresholds which do not exceed $10,000. The Company also minimized the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A1/A or better, which are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts and currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset. To date, the Company has not incurred any losses on derivative instruments due to counterparty nonperformance.

(F)  CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. The Company is not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's capital and surplus other than certain U.S. government and government agencies as of December 31, 2006 and 2005.

(G)  BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                             DECEMBER 31, 2006
                                                                      GROSS                     GROSS                 ESTIMATED
                                             STATEMENT             UNREALIZED                 UNREALIZED                FAIR
                                               VALUE                  GAINS                     LOSSES                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies
 and
authorities:
 -- Guaranteed and sponsored                     $24,639                   $2                      $(172)                 $24,469
 -- Guaranteed and sponsored --                  669,419                5,876                     (7,797)                 667,498
  asset-backed
States, municipalities and political              36,164                   --                     (1,267)                  34,897
 subdivisions
International governments                         37,345                1,704                       (447)                  38,602
Public utilities                                 450,849                7,852                     (8,749)                 449,952
All other corporate -- excluding               2,118,796               56,768                    (29,167)               2,146,397
 asset-backed
All other corporate -- asset-backed            1,672,157               23,637                    (15,324)               1,680,470
Short-term investments                           395,954                   --                         --                  395,954
Parents, subsidiaries and affiliates              27,225                   --                         --                   27,225
                                           -------------            ---------                 ----------            -------------
   TOTAL BONDS AND SHORT-TERM INVESTMENTS     $5,432,548              $95,839                   $(62,923)              $5,465,464
                                           -------------            ---------                 ----------            -------------

                                                                             DECEMBER 31, 2006
                                                                GROSS                     GROSS                    ESTIMATED
                                                              UNREALIZED                UNREALIZED                   FAIR
                                            COST                GAINS                     LOSSES                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                 $5,922              $1,448                        $(9)                   $7,361
Common stock -- affiliated                   36,884                  --                    (31,069)                    5,815
                                          ---------            --------                 ----------                 ---------
                     TOTAL COMMON STOCKS    $42,806              $1,448                   $(31,078)                  $13,176
                                          ---------            --------                 ----------                 ---------

                                                                           DECEMBER 31, 2006
                                                                         GROSS                     GROSS               ESTIMATED
                                             STATEMENT                 UNREALIZED               UNREALIZED               FAIR
                                               VALUE                     GAINS                    LOSSES                 VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated                $232,674                   $2,330                   $(5,298)              $229,706
                                            -----------                 --------                 ---------            -----------
               TOTAL PREFERRED STOCKS          $232,674                   $2,330                   $(5,298)              $229,706
                                            -----------                 --------                 ---------            -----------

                                                                            DECEMBER 31, 2005
                                                                     GROSS                      GROSS                 ESTIMATED
                                           STATEMENT              UNREALIZED                  UNREALIZED                FAIR
                                             VALUE                   GAINS                      LOSSES                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies
 and
authorities:
 -- Guaranteed and sponsored                   $14,009                    $14                       $(94)                 $13,929
 -- Guaranteed and sponsored --                670,257                  1,326                    (10,434)                 661,149
  asset-backed
States, municipalities and political            36,173                    681                       (299)                  36,555
 subdivisions
International governments                       46,486                  4,615                       (564)                  50,537
Public utilities                               429,209                  7,123                     (5,579)                 430,753
All other corporate -- excluding             2,519,951                 70,032                    (33,027)               2,556,956
 asset-backed
All other corporate -- asset-backed          1,699,360                 25,090                    (17,627)               1,706,823
Short-term investments                         291,172                     --                         --                  291,172
Parents, subsidiaries and affiliates            61,725                     --                         --                   61,725
                                         -------------            -----------                 ----------            -------------
 TOTAL BONDS AND SHORT-TERM INVESTMENTS     $5,768,342               $108,881                   $(67,624)              $5,809,599
                                         -------------            -----------                 ----------            -------------

                                                                             DECEMBER 31, 2005
                                                                GROSS                     GROSS                    ESTIMATED
                                                              UNREALIZED                UNREALIZED                   FAIR
                                            COST                GAINS                     LOSSES                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                 $5,559              $1,002                        $(8)                   $6,553
Common stock -- affiliated                   36,884                  --                    (31,645)                    5,239
                                          ---------            --------                 ----------                 ---------
                     TOTAL COMMON STOCKS    $42,443              $1,002                   $(31,653)                  $11,792
                                          ---------            --------                 ----------                 ---------

                                                                          DECEMBER 31, 2005
                                                                    GROSS                   GROSS                  ESTIMATED
                                          STATEMENT               UNREALIZED             UNREALIZED                  FAIR
                                            VALUE                   GAINS                  LOSSES                    VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated             $13,253                  $ --                    $(318)                  $12,935
                                          ---------                  ----                  -------                 ---------
             TOTAL PREFERRED STOCKS         $13,253                  $ --                    $(318)                  $12,935
                                          ---------                  ----                  -------                 ---------

The statement value and estimated fair value of bonds at December 31, 2006 by estimated maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                      STATEMENT      ESTIMATED
                                                        VALUE       FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                                  $764,400       $766,809
Due after one year through five years                   1,637,293      1,647,996
Due after five years through ten years                  1,968,897      1,981,763
Due after ten years                                     1,061,958      1,068,896
                                                    -------------  -------------
                                             TOTAL     $5,432,548     $5,465,464
                                                    -------------  -------------

At December 31, 2006 and 2005, securities with a statement value of $3,509 and $3,508, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H)  MORTGAGE LOANS

The maximum and minimum lending rates for the Company's mortgage loans outstanding during 2006 were 9.38% and 5.26% and 9.50% and 5.78% during 2006 and 2005, respectively. During 2006 and 2005, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2006 and 2005, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 79.23%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2006 and 2005, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired mortgage loans as of December 31, 2006 and 2005.

(I)  RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The total recorded investment in restructured loans, as of December 31, 2006, 2005 and 2004 was $0, $0 and $1,207, respectively. The realized capital losses related to these loans, as of December 2006, 2005, and 2004 were $0, $0 and $157, respectively.

(J)  FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                              2006                             2005
                                                                                     ESTIMATED                        ESTIMATED
                                                                  STATEMENT             FAIR       STATEMENT             FAIR
                                                                    VALUE              VALUE         VALUE              VALUE
---------------------------------------------------------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds and short-term investments                                  $5,432,548          5,465,464    $5,768,342         $5,809,599
 Preferred stocks                                                     232,674            229,706        13,254             12,935
 Common stocks                                                         13,176             13,176        11,792             11,792
 Mortgage loans                                                       160,595            159,537        98,529             99,287
 Derivative related assets                                            244,422            226,994       135,699            124,391
 Policy loans                                                         324,631            324,631       323,911            323,911
 Other invested assets                                                 26,759             26,759        25,646             25,646
LIABILITIES
 Liability for deposit type contracts                                 $80,785            $80,785      $100,325           $100,325
 Derivative related liabilities                                         9,084             14,196         3,281              5,868
                                                                 ------------       ------------  ------------       ------------

[1] INCLUDED DERIVATIVES HELD FOR OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES WITH A FAIR VALUE ASSET POSITION OF $238,901 AND LIABILITY POSITION OF $3,562.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: the fair value for bonds, preferred stocks and common stocks are published by the NAIC or are determined by independent third party pricing service market quotations, independent broker quotations, or pricing matrices that use data provided by external sources; the amortized cost of short-term investments approximate fair value; the fair values of mortgage loans are estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans; policy loans carrying amounts approximate fair value; the fair value of derivative instruments is based upon either independent market quotations for exchange traded derivative contracts and independent third party pricing sources or pricing valuation models which utilize independent third party data as inputs; and the fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(K) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2006 and 2005, the fair value of the loaned securities was approximately $76,090 and $128,082, respectively, and was included in bonds in the Statements of Admitted Assets, Liabilities and Surplus. The Company retains a portion of the income earned from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $192 $159 and $230 for the years ended December 31, 2006, 2005 and 2004, respectively, which was included in net investment income.

The Company also enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2006 and 2005, collateral pledged of $7,889 and $8,058, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Surplus.

As of December 31, 2006 and 2005, the Company had accepted collateral relating to the securities lending program and derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a fair value of $225,602 and $202,196, respectively. At December 31, 2006 and 2005, cash collateral of $172,047 and $163,680, respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in bonds and cash and short-term investments securities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2006 and 2005. As of December 31, 2006 and 2005, all collateral accepted was held in separate custodial accounts.

(L) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2006 and 2005.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006.

                                              LESS THAN 12 MONTHS                                12 MONTHS OR MORE
                               AMORTIZED                           UNREALIZED      AMORTIZED                         UNREALIZED
                                  COST         FAIR VALUE            LOSSES           COST         FAIR VALUE          LOSSES
---------------------------------------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies
 & authorities
 -- guaranteed & sponsored         $7,988          $7,967                $(21)        $11,657         $11,506               $(151)
 -- guaranteed & sponsored
 -- asset backed                   57,489          56,968                (521)        302,471         295,195              (7,276)
States, municipalities &
 political subdivisions            26,164          25,591                (573)         10,000           9,306                (694)
International Governments              --              --                  --          14,663          14,216                (447)
Public utilities                   99,646          98,353              (1,293)        171,165         163,709              (7,456)
All other corporate including
 international                    465,006         459,063              (5,943)        671,415         648,191             (23,224)
All other corporate -- asset
 backed                           317,346         314,913              (2,433)        561,586         548,695             (12,891)
                               ----------      ----------          ----------      ----------      ----------          ----------
       TOTAL FIXED MATURITIES     973,639         962,855             (10,784)      1,742,957       1,690,818             (52,139)
Common stock --unaffiliated            --              --                  --             516             507                  (9)
Common stock -- affiliated             --              --                  --          36,884           5,815             (31,069)
Preferred stock --
 unaffiliated                      83,674          82,501              (1,173)         99,048          94,923              (4,125)
                               ----------      ----------          ----------      ----------      ----------          ----------
                 TOTAL EQUITY      83,674          82,501              (1,173)        136,448         101,245             (35,203)
                               ----------      ----------          ----------      ----------      ----------          ----------
             TOTAL SECURITIES  $1,057,313      $1,045,356            $(11,957)     $1,879,405      $1,792,063            $(87,342)
                               ----------      ----------          ----------      ----------      ----------          ----------

                               12 MONTHS OR MORE         TOTAL
                               UNREALIZED ED                           UNREALIZED
                               LOSSES COST         FAIR VALUE            LOSSES
-----------------------------  ------------------------------------------------------
U.S. Gov't and Gov't agencies
 & authorities
 -- guaranteed & sponsored            $19,645         $19,473               $(172)
 -- guaranteed & sponsored
 -- asset backed                      359,960         352,163              (7,797)
States, municipalities &
 political subdivisions                36,164          34,897              (1,267)
International Governments              14,663          14,216                (447)
Public utilities                      270,811         262,062              (8,749)
All other corporate including
 international                      1,136,421       1,107,254             (29,167)
All other corporate -- asset
 backed                               878,932         863,608             (15,324)
                                   ----------      ----------          ----------
       TOTAL FIXED MATURITIES       2,716,596       2,653,673             (62,923)
Common stock --unaffiliated               516             507                  (9)
Common stock -- affiliated             36,884           5,815             (31,069)
Preferred stock --
 unaffiliated                         182,722         177,424              (5,298)
                                   ----------      ----------          ----------
                 TOTAL EQUITY         220,122         183,746             (36,376)
                                   ----------      ----------          ----------
             TOTAL SECURITIES      $2,936,718      $2,837,419            $(99,299)
                                   ----------      ----------          ----------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value in the Statements of Admitted Assets, Liabilities and Surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2006, fixed maturities represented approximately 63% of the Company's total unrealized loss amount which was comprised of approximately 590 different securities. Approximately 90% of the total unrealized loss amount was comprised of securities with fair value to amortized cost ratios as of December 31, 2006 greater than 90%. The Company held no securities as of December 31, 2006 that were in an unrealized loss position in excess of $2,359.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 190 securities of which 96%, or $10,407, were comprised of securities with fair value to amortized cost ratios at or greater than 85%. The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2006 were comprised of approximately 400 securities. Of the twelve months or more unrealized loss amount 91%, or $47,628, was comprised of securities with fair value to amortized cost ratios as of December 31, 2006 greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed primarily due to changes in interest rates from the date of purchase.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005.

                                    LESS THAN 12 MONTHS                                    12 MONTHS OR MORE
                     AMORTIZED                           UNREALIZED          AMORTIZED                             UNREALIZED
                        COST         FAIR VALUE            LOSSES               COST             FAIR VALUE          LOSSES
-------------------------------------------------------------------------------------------------------------------------------
U.S. Gov't and
 Gov't agencies &
 authorities
 -- guaranteed &
  sponsored             $10,334         $10,315                $(19)             $2,596              $2,521                $(75)
 -- guaranteed &
 sponsored
 -- asset backed        432,499         424,183              (8,316)             58,018              55,900              (2,118)
States,
 municipalities &
 political
 subdivisions            11,173          10,875                (298)                 --                  --                  --
International
 Governments              5,206           5,119                 (87)             11,024              10,547                (477)
Public utilities        170,756         166,127              (4,629)             26,193              25,243                (950)
All other corporate
 including
 international        1,014,471         988,970             (25,501)            190,306             182,781              (7,525)
All other corporate
 --asset backed         682,612         670,729             (11,883)            215,025             209,281              (5,744)
                     ----------      ----------          ----------          ----------          ----------          ----------
        TOTAL FIXED
         MATURITIES   2,327,051       2,276,318             (50,733)            503,162             486,272             (16,890)
Common stock --
 unaffiliated               491             488                  (3)                  5                  --                  (5)
Common stock --
 affiliated                  --              --                  --              36,884               5,239             (31,645)
Preferred stock --
 unaffiliated            13,253          12,935                (318)                 --                  --                  --
                     ----------      ----------          ----------          ----------          ----------          ----------
       TOTAL EQUITY      13,744          13,423                (321)             36,889               5,239             (31,650)
                     ----------      ----------          ----------          ----------          ----------          ----------
   TOTAL SECURITIES  $2,340,795      $2,289,741            $(51,054)           $540,051            $491,511            $(48,540)
                     ----------      ----------          ----------          ----------          ----------          ----------

                     12 MONTHS OR MORE         TOTAL
                     UNREALIZED ED                           UNREALIZED
                     LOSSES COST         FAIR VALUE            LOSSES
-------------------  ------------------------------------------------------
U.S. Gov't and
 Gov't agencies &
 authorities
 -- guaranteed &
  sponsored                 $12,930         $12,836                $(94)
 -- guaranteed &
 sponsored
 -- asset backed            490,517         480,083             (10,434)
States,
 municipalities &
 political
 subdivisions                11,173          10,874                (298)
International
 Governments                 16,230          15,666                (564)
Public utilities            196,949         191,370              (5,579)
All other corporate
 including
 international            1,204,777       1,171,750             (33,026)
All other corporate
 --asset backed             897,637         880,010             (17,627)
                         ----------      ----------          ----------
        TOTAL FIXED
         MATURITIES       2,830,213       2,762,589             (67,623)
Common stock --
 unaffiliated                   496             488                  (8)
Common stock --
 affiliated                  36,884           5,239             (31,645)
Preferred stock --
 unaffiliated                13,253          12,935                (318)
                         ----------      ----------          ----------
       TOTAL EQUITY          50,633          18,662             (31,971)
                         ----------      ----------          ----------
   TOTAL SECURITIES      $2,880,846      $2,781,251            $(99,594)
                         ----------      ----------          ----------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value in the Statements of Admitted Assets, Liabilities and Surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2005, fixed maturities represented approximately 100% of the Company's total unrealized loss amount which was comprised of approximately 570 different securities. Approximately 93% of the total unrealized loss amount was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The Company held no securities as of December 31, 2005 that were in an unrealized loss position in excess of $1,267.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 440 securities of which 96%, or $48,639, were comprised of securities with fair value to amortized cost ratios at or greater than 90%. The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2005 were comprised of approximately 140 securities. Of the twelve months or more unrealized loss amount 96%, or $16,276, was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed primarily due to changes in interest rates from the date of purchase.

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2006 and 2005. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

4.  INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset as of December 31, are as follows:

                                                     2006            2005
--------------------------------------------------------------------------------
Total of all deferred tax assets (admitted and
 non-admitted)                                      $598,106        $539,349
Total of all deferred tax liabilities                (44,644)        (36,378)
                                                  ----------      ----------
Net deferred assets (admitted and non-admitted)      553,462         502,971
Net admitted deferred assets                          91,537          87,160
                                                  ----------      ----------
Total deferred tax assets non-admitted              $461,925        $415,811
Increase in deferred taxes non-admitted              $46,114         $95,460
                                                  ----------      ----------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance in this account. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2006 and 2005. The Company distributed the entire balance of the PSA of $88 million in 2006, thereby permanently eliminating the potential tax of $31 million.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities as of December 31, are as follows:

                                       2006           2005           2004
--------------------------------------------------------------------------------
Federal                                $31,961        $42,463       $(87,470)
Federal income tax on capital gains     (4,248)        (5,439)        23,483
                                     ---------      ---------      ---------
      CURRENT INCOME TAXES INCURRED    $27,713        $37,024       $(63,987)
                                     ---------      ---------      ---------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                              2006        2005      CHANGE
--------------------------------------------------------------------------------
Reserves                                      $50,141     $53,335    $(3,194)
Tax DAC                                       266,428     252,114     14,314
Unrealized Gains                               28,465          --     28,465
Bonds                                          30,220       9,114     21,106
Net Operating Losses
 carryforward/Alternative Minimum Tax
 credit                                       184,765     168,737     16,028
Software project deferrel                          --       2,763     (2,763)
Other                                          38,087      53,286    (15,199)
                                           ----------  ----------  ---------
                TOTAL DEFERRED TAX ASSETS    $598,106    $539,349    $58,757
                                           ----------  ----------  ---------
         DEFERRED TAX ASSETS NON-ADMITTED    $461,925    $415,811    $46,114
                                           ----------  ----------  ---------

Deferred tax liabilities resulting from book/tax difference:

                                        2006           2005          CHANGE
--------------------------------------------------------------------------------
Bonds                                  $(21,397)      $(17,000)      $(4,397)
Accrued deferred compensation            (4,627)        (5,475)          848
Deferred and uncollected                (17,661)       (13,010)       (4,651)
Other                                      (959)          (893)          (66)
                                      ---------      ---------      --------
      TOTAL DEFERRED TAX LIABILITIES   $(44,644)      $(36,378)      $(8,266)
                                      ---------      ---------      --------

                                      2006            2005          CHANGE
--------------------------------------------------------------------------------
Total deferred tax assets            $598,106        $539,349        $58,757
Total deferred tax liabilities        (44,644)        (36,378)        (8,266)
                                   ----------      ----------      ---------
Net deferred tax asset
 (liability)                         $553,462        $502,971        $50,491
Less: Change in deferred tax on
 unrealized gains (losses)                                            20,015
                                                                   ---------
Adjustment change in net deferred
 income tax                                                          $30,476
                                                                   ---------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities as of December 31, differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations Before Federal Income Tax Benefit for the following reasons:

                                                    EFFECTIVE                      EFFECTIVE                         EFFECTIVE
                                                       TAX                            TAX                               TAX
                                    2006               RATE          2005            RATE            2004               RATE
---------------------------------------------------------------------------------------------------------------------------------
Tax provision at statutory rate     $128,249            35.0%         $89,641           35.0%         $67,442            35.0%
Tax preferred investments           (107,070)          (29.2)%       (114,783)         (44.8)%        (78,652)          (40.8)%
Unrealized gains/losses                   --              --               --             --           (5,367)           (2.8)%
IMR adjustment                        (6,430)           (1.8)%         (3,643)          (1.4)%           (369)           (0.2)%
1998-2001 IRS audit                       --              --               --             --         (102,502)          (53.2)%
2005 Tax Return true up
 adjustment                           (3,636)           (1.0)%             --             --               --              --
Foreign Tax Credits                  (11,157)           (3.0)%             --             --               --              --
Other                                 (2,719)           (0.7)%         (1,526)          (0.6)%          3,872             2.0%
                                 -----------          ------      -----------      ---------      -----------          ------
                          TOTAL      $(2,763)           (0.7)%       $(30,311)         (11.8)%      $(115,576)            (60)%
                                 -----------          ------      -----------      ---------      -----------          ------

                                               EFFECTIVE                        EFFECTIVE                           EFFECTIVE
                                                  TAX                              TAX                                 TAX
                               2006              RATE           2005               RATE            2004                RATE
---------------------------------------------------------------------------------------------------------------------------------
Federal and foreign income
 tax incurred                  $27,713            6.8%          $37,025            14.4%           $(63,987)          (33.2)%
Change in net deferred
 income taxes                  (30,476)          (7.5)%         (67,336)          (26.2)%           (51,589)          (26.8)%
                             ---------          -----        ----------          ------        ------------          ------
     TOTAL STATUTORY INCOME
                      TAXES    $(2,763)          (0.7)%        $(30,311)          (11.8)%         $(115,576)          (60.0)%
                             ---------          -----        ----------          ------        ------------          ------

(e) The Company has a foreign tax credit carry forward from 2005 of $5,761 which will expire in 2015. As of December 31, 2006, the Company had no operating loss carry forwards.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2006      $55,681
2005      $41,532
2004       $7,825

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent the losses provide a benefit in the consolidated return. Intercompany tax balances are settled quarterly.

5.  REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $240,690 in 2006, an increase of $3,876 from the 2005 balance of $236,814. The total amount of reinsurance credits taken for this agreement is $370,292 in 2006, an increase of $5,962 from the 2005 balance of $364,330.

Effective August 31, 2005, the Company entered into a reinsurance agreement with Hartford Life Insurance K.K. ("HLIKK") (the "Reinsurance Agreement"). Through the Reinsurance Agreement, HLIKK agreed to ceded and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, on the effective date the Company received premiums collected since inception by HLIKK related to the in-force riders of $25,466.

Effective July 31, 2006, the Reinsurance Agreement was modified to include the guaranteed minimum death benefits ("GMDB") on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered premium structure was implemented. On the date of the recapture, the Company forgave the reinsurance premiums collected since inception on all GMIB riders issued prior to April 1, 2005 and paid HLIKK $38,354. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company.

In connection with the Reinsurance Agreement, the Company collected premiums of $5,313, net of the recaptured premiums, as of December 31, 2006, and $38,462 as of December 31, 2005 and holds reserves of $28,863 and $38,462 at December 31, 2006 and 2005, respectively.

Effective July 7, 2003, the Company entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, the Company automatically ceded 100% of the guaranteed minimum withdrawal benefits incurred on variable annuity contracts that were otherwise not reinsured. During September 2005, the Company recaptured this indemnity reinsurance arrangement from HLA. As a result of the recapture, HLA transferred reserves of $83.3 million, along with hedging assets with a fair value of $126.5 million resulting in cash paid by the Company to HLA of $43.2 million.

The amount of reinsurance recoverables from reinsurers was $11,213 and $14,593 at December 31, 2006 and 2005, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                                      DIRECT        ASSUMED         CEDED                NET
---------------------------------------------------------------------------------------------------------------------------------
2006
Aggregate Reserves for Life and
 Accident and Health Policies                                         $6,189,958    $1,385,824    $(1,152,935)         $6,422,847
Policy and Contract Claim Liabilities                                    $51,900       $13,508       $(32,773)            $32,635
Premium and Annuity Considerations                                    $9,936,139      $210,011      $(303,845)         $9,842,305
Death, Annuity, Disability and Other Benefits                           $275,788      $106,626       $(83,321)           $299,093
Surrenders and Other Fund Withdrawals                                $10,086,669      $673,938    $(1,706,377)         $9,054,230

2005                                                                  Direct        Assumed         Ceded                Net
---------------------------------------------------------------------------------------------------------------------------------
Aggregate Reserves for Life and
 Accident and Health Policies                                         $5,709,495    $1,474,084    $(1,033,127)         $6,150,452
Policy and Contract Claim Liabilities                                    $21,717        $9,087        $(5,885)            $24,919
Premium and Annuity Considerations                                    $9,133,178      $270,423      $(251,264)         $9,152,337
Death, Annuity, Disability and Other Benefits                           $214,103      $115,716       $(49,707)           $280,112
Surrenders and Other Fund Withdrawals                                 $7,991,353      $624,025    $(1,640,814)         $6,974,564

                                                                      DIRECT        ASSUMED         CEDED                NET
---------------------------------------------------------------------------------------------------------------------------------
2004
Aggregate Reserves for Life and
Accident and Health Policies                                          $5,626,098    $1,483,460      $(948,528)         $6,161,030
Policy and Contract Claim Liabilities                                    $21,331       $14,491        $(8,942)            $26,880
Premium and Annuity Considerations                                   $11,712,335      $259,653      $(352,200)        $11,619,788
Death, Annuity, Disability and Other Benefits                           $196,436      $113,044       $(40,442)           $269,038
Surrenders and Other Fund Withdrawals                                 $6,150,801      $584,474    $(1,300,184)         $5,435,091

6.  PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                            2006
                                             Gross             Net of Loading
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $4,060               $4,785
Ordinary Renewal                                38,012               45,615
Group Life                                          32                   60
                                             ---------            ---------
                                      TOTAL    $42,104              $50,460
                                             ---------            ---------

                                                            2005
                                             GROSS             NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $3,309               $3,798
Ordinary Renewal                                21,266               34,666
Group Life                                          34                   62
                                             ---------            ---------
                                      TOTAL    $24,609              $38,526
                                             ---------            ---------

7.  RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. During 2006 the Company revised its method of allocating certain indirect expenses. Indirect expenses may not be indicative of the costs that would have been incurred on a stand alone basis.

The Company provides Woodbury Financial Services ("WFS") with additional revenues to achieve break-even results on a pre-tax basis. Such additional revenues were $8.4 million and $8.7 million in 2006 and 2005, respectively.

The Company has also invested in bonds of its indirect affiliate, HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

At December 31, 2006 and 2005, the Company reported $10,339 and $329, respectively, as a receivable from and $30,498 and $34,130, respectively, as a payable to parents, subsidiaries and affiliates. The terms of the settlement require that these amounts be settled generally within 30 days.

For additional information, see Notes 4, 5, 8 and 11.

8.  PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $10,717, $8,226 and $31,786 for 2006, 2005 and 2004, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2006, 2005 or 2004.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In addition, the Company allocates 1.5% of base salary to the plan for each eligible employee earning less than $100,000 and 0.5% of base salary for all other eligible employees. The cost allocated to the Company for the years ended December 31, 2006 and 2005 and 2004 was $4,113 and $3,326 and $3,842,
respectively.

9.  CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. In 2006 dividends of $115,000 were paid and no dividends were paid or declared in 2005 or 2004. The amount available for dividend in 2007 is approximately $288,226.

The portion of unassigned funds (surplus) represented or reduced by cumulative unrealized gains and losses is $31,718.

10.  SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $76,317,895 and $68,323,841 as of December 31, 2006 and 2005, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account Statements of Operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $1,237,941, $1,079,230 and $903,907 for the years ended December 31, 2006, 2005 and 2004, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2006 is as follows:

                                                                NONINDEXED
                                                                GUARANTEED                               NON-
                                                                LESS THAN           NONINDEXED        GUARANTEED
                                                                 OR EQUAL           GUARANTEED         SEPARATE
                                                                  TO 4%            MORE THAN 4%        ACCOUNTS         TOTAL
---------------------------------------------------------------------------------------------------------------------------------
1.  Premiums considerations or
  deposits for the year ended 2006                                 $ --                $ --             $6,907,634     $6,907,634
2.  Reserves @ year end                                              --                  --                     --             --
  I.  For accounts with assets at:                                   --                  --                     --             --
    a.  Market value                                                 --                  --             73,933,895     73,933,895
    b.  Amortized cost                                               --                  --                     --             --
                                                                   ----                ----          -------------  -------------
    c.  Total reserves                                             $ --                $ --            $73,933,895    $73,933,895
                                                                   ----                ----          -------------  -------------
  II.  By withdrawal characteristics:
    a.  Subject to discretionary withdrawal                        $ --                $ --                   $ --           $ --
    b.  With MVA adjustment                                          --                  --                     --             --
    c.  @ BV without MV adjustment and with                          --                  --                     --             --
      surrender charge of 5% or more                                 --                  --                     --             --
    d.  @ Market value                                               --                  --             73,816,967     73,816,967
    e.  @ BV without MV adjustment and with                          --                  --                     --             --
      surrender charge less than 5%                                  --                  --                     --             --
                                                                   ----                ----          -------------  -------------
    f.  Subtotal                                                   $ --                $ --            $73,816,967    $73,816,967
    g.  Not subject to discretionary withdrawal                      --                  --                116,928        116,928
                                                                   ----                ----          -------------  -------------
    h.  Total                                                      $ --                $ --            $73,933,895    $73,933,895
                                                                   ----                ----          -------------  -------------

Below is the reconciliation of Net Transfers to (from) Separate Accounts as of December 31,:

                                                                           2006                2005                2004
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                             $6,907,635          $6,181,003          $8,453,455
Transfer from Separate Accounts                                           (7,637,822)         (5,041,408)         (2,862,330)
                                                                       -------------       -------------       -------------
Net Transfer (from)/to Separate Accounts                                    (730,187)          1,139,595           5,591,125
Internal Exchanges & Other Separate Account Activity                          55,063              52,973              56,855
                                                                       -------------       -------------       -------------
Transfer (from)/to Separate Accounts on the Statement of Operations        $(675,124)         $1,192,568          $5,647,980
                                                                       -------------       -------------       -------------

11. COMMITMENTS AND CONTINGENT LIABILITIES:

(A)  LITIGATION

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford has received requests for information and subpoenas from the SEC, subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to cooperate fully with these regulators in these matters.

The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The Hartford's mutual funds are available for purchase by the separate accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between subaccounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these contract owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.

To date, the SEC's and New York Attorney General's market timing investigations have not resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these investigations. The potential timing of any resolution of these matters or the initiation of any formal action by these regulators is difficult to predict. As of December 31, 2006, The Hartford had a reserve of $83 million, pre-tax, for the market timing matters. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, it is possible that the ultimate cost to The Hartford of these matters could exceed the reserve by an amount that would have a material adverse effect on The Hartford's consolidated results of operations or cash flows in a particular quarterly or annual period. It is also uncertain whether and to what extent the cost of any resolution of this matter would be allocated to Hartford Life and Annuity Insurance Company.

(B)  GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $308, $1,450 and $1,268 in 2006, 2005 and 2004, respectively, of which $279, $1,020 and $762 in 2006, 2005 and 2004, respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $3,914 and $4,184 as of December 31, 2006 and 2005, respectively.

(C)  LEASES

As discussed in Note 7, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to Hartford Fire for space occupied by The Hartford's life insurance companies was $15,719, $16,470 and $16,738 in 2006, 2005 and 2004, respectively. Future minimum rental commitments are as follows:

2007                                                                     $14,235
2008                                                                      12,318
2009                                                                      10,540
2010                                                                       9,193
2011                                                                       1,907
Thereafter                                                                 1,871
                                                                       ---------
                                                                TOTAL    $50,064
                                                                       ---------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2010, and amounted to $4,891 $12,860 and $5,574 in 2006, 2005 and
2004, respectively.

(D)  TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and is in the examination phase. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years.

The separate account DRD is estimated for the current year using information from the most recent year-end, adjusted for current year equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on current year ultimate mutual fund distributions and fee income from the Company's variable insurance products. The actual current year DRD can vary from the estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, the utilization of capital loss carry forwards at the mutual fund level and appropriate levels of taxable income.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to the actual FTC's passed through by the mutual funds.

(E)  FUNDING OBLIGATION

At December 31, 2006, the Company had an outstanding commitment totaling $2,747 related to a mortgage loan funding that has commitment period that expires in less than one year.

                                     *****

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                     SCHEDULE I -- SELECTED FINANCIAL DATA
                               DECEMBER 31, 2006
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

INVESTMENT INCOME EARNED:
 U.S. Government Bonds                                               $2,957
 Bonds Exempt from U.S. Tax                                              46
 Other Bonds (unaffiliated)                                         287,867
 Bonds of Affiliates                                                  2,791
 Preferred Stocks (unaffiliated)                                     10,436
 Preferred Stocks of affiliates                                          --
 Common Stocks (unaffiliated)                                           363
 Common Stocks of affiliates                                             --
 Mortgage Loans                                                       9,591
 Real Estate                                                          2,472
 Contract loans                                                      21,199
 Cash/short-term Investments                                         12,461
 Derivative Instruments                                              (1,596)
 Other Invested Assets                                                   --
 Aggregate Write-ins for Investment Income                           (2,097)
                                                              -------------
                                     GROSS INVESTMENT INCOME        346,490
 Less: Investment Expenses                                            7,143
                                                              -------------
                                       NET INVESTMENT INCOME       $339,347
                                                              -------------
REAL ESTATE OWNED -- BOOK VALUE LESS ENCUMBRANCES:                  $25,667
                                                              -------------
MORTGAGE LOANS -- BOOK VALUE:
 Farm Mortgages                                                      $3,300
 Residential Mortgages                                                   --
 Commercial Mortgages                                               157,295
                                                              -------------
                                        TOTAL MORTGAGE LOANS       $160,595
                                                              -------------
MORTGAGE LOANS BY STANDING -- BOOK VALUE:
 Good Standing                                                     $160,595
 Good Standing with Restructured Terms                                   --
 Interest Overdue More Than 90 Days                                      --
 Not In Foreclosure                                                      --
 Foreclosure In Process                                                  --
OTHER LONG TERM ASSETS -- STATEMENT VALUE:                               $1
                                                              -------------
COLLATERAL LOANS                                                       $ --
                                                              -------------
BONDS AND STOCKS OF PARENTS, SUBSIDIARIES AND AFFILIATES --
 BOOK VALUE:
 Bonds                                                              $27,225
 Preferred Stocks                                                        --
 Common Stocks                                                        5,815
BONDS AND SHORT-TERM INVESTMENTS BY MATURITY AND CLASS:
By Maturity -- Statement Value
 Due within one year or less                                       $764,400
 Over 1 year through 5 years                                      1,637,293
 Over 5 years through 10 years                                    1,968,897
 Over 10 years through 20 years                                     569,021
 Over 20 years                                                      492,937
                                                              -------------
                                           TOTAL BY MATURITY     $5,432,548
                                                              -------------

By Class -- Statement Value
 Class 1                                                         $3,900,797
 Class 2                                                          1,326,264
 Class 3                                                            158,142
 Class 4                                                             42,404
 Class 5                                                              3,247
 Class 6                                                              1,694
                                                              -------------
                                              TOTAL BY CLASS     $5,432,548
                                                              -------------
Total Publicly Traded                                            $4,195,959
Total Privately Placed                                            1,236,589
                                                              -------------
                                         TOTAL BY MAJOR TYPE     $5,432,548
                                                              -------------
INVESTMENT BALANCES:
 Preferred Stocks -- Statement Value                               $232,674
 Common Stocks -- Market Value                                       13,176
 Short-Term Investments -- Book Value                               395,954
 Options, Caps, and Floors Owned -- Statement Value                 252,319
 Options, Caps, and Floors Written and Inforce -- Statement              --
  Value
 Collar, Swap, and Forward Agreements Open -- Statement             (16,981)
  Value
 Financial Futures Contracts Open -- Current Value                  507,822
 Cash on Deposit                                                     46,429
 Cash Equivalents                                                    25,265
LIFE INSURANCE IN FORCE:
 Industrial                                                            $ --
 Ordinary                                                        81,570,479
 Credit Life                                                             --
 Group Life                                                         233,245
AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER:
 Ordinary Policies                                                  $57,390
POLICIES WITH DISABILITY PROVISIONS IN FORCE:
 Industrial                                                            $ --
 Ordinary                                                         5,497,483
 Credit Life                                                             --
 Group Life                                                           6,188
SUPPLEMENTARY CONTRACTS IN FORCE:
Ordinary -- Not Involving Life Contingencies
 Amount on Deposit                                                     $ --
 Income Payable                                                          --
Ordinary -- Involving Life Contingencies
 Amount on Deposit                                                     $ --
 Income Payable                                                       3,405
Group -- Not Involving Life Contingencies
 Amount on Deposit                                                     $ --
 Income Payable                                                          --
Group -- Involving Life Contingencies
 Amount on Deposit                                                     $ --
 Income Payable                                                          --

ANNUITIES:
Ordinary:
 Immediate -- Amount of Income Payable                                   $41,044
 Deferred -- Fully Paid Account Balance                               76,894,814
 Deferred -- Not Fully Paid -- Account Balance                            82,691
Group:
 Amount of Income Payable                                                    $80
 Fully Paid Account Balance                                              411,353
 Not Fully Paid -- Account Balance                                            --
ACCIDENT AND HEALTH INSURANCE -- PREMIUMS IN FORCE:
 Ordinary                                                                 $1,235
 Group                                                                        --
 Credit                                                                       --
DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
 Deposit Funds -- Account Balance                                        $41,468
 Dividend Accumulations -- Account Balance                                   130
CLAIM PAYMENTS:
Group Accident & Health
 2006                                                                       $ --
 2005                                                                         --
 2004                                                                         --
 2003                                                                         --
 2002                                                                         --
 Prior                                                                        --
Other Accident & Health
 2006                                                                   $935,253
 2005                                                                    286,872
 2004                                                                     93,293
 2003                                                                    117,161
 2002                                                                     27,591
 Prior                                                                   761,542
Other Coverages that use Development Methods to Calculate Claim
 Reserves
 2006                                                                       $ --
 2005                                                                         --
 2004                                                                         --
 2003                                                                         --
 2002                                                                         --
 Prior                                                                        --

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                   SCHEDULE II -- SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2006
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                                        ADMITTED ASSETS AS
                                                                       GROSS INVESTMENT                  REPORTED IN THE
                                                                           HOLDINGS                      ANNUAL STATEMENT
                                                                 AMOUNT             PERCENT        AMOUNT             PERCENT
---------------------------------------------------------------------------------------------------------------------------------
Investment Categories
1. Bonds
  1.1 U.S. treasury securities                                    $24,639              0.4          $24,639              0.4
  1.2 U.S. government agency and corporate obligations
   (excluding mortgage-backed securities):
    1.21 Issued by U.S. government agencies                            --               --               --               --
    1.22 Issued by U.S. government sponsored agencies                  --               --               --               --
  1.3 Foreign government (Including Canada, excluding
   mortgage-backed securities)                                      5,140              0.1            5,140              0.1
  1.4 Securities issued by states, territories and
   possessions and political subdivisions general
   obligations:
    1.41 State, territories and possessions general
     obligations                                                    1,164              0.0            1,164              0.0
    1.42 Political subdivisions of states, territories &
     possessions & political subdivisions general obligations          --               --               --               --
    1.43 Revenue and assessment obligations                        35,000              0.5           35,000              0.5
    1.44 Industrial development and similar obligations                --               --               --               --
  1.5 Mortgage-backed securities (includes residential and
   commercial MBS):
    1.51 Pass-through securities:
      1.511 Issued or guaranteed by GNMA                           22,584              0.3           22,584              0.3
      1.512 Issued or guaranteed by FNMA and FHLMC                443,424              6.8          443,424              6.8
      1.513 Privately issued                                           --               --               --               --
    1.52 CMOs and REMICs:
      1.521 Issued or guaranteed by GNMA, FNMA, FHLMC or VA       130,524              2.0          130,524              2.0
      1.522 Issued by non-U.S. Government issuers and
       collateralized by mortgage-backed securities issued or
       guaranteed by agencies shown in Line 1.521                      --               --               --               --
      1.523 All other privately issued                          1,750,268             26.9        1,750,268             26.9
2. Other debt and other fixed income securities (excluding
 short-term):
  2.1 Unaffiliated domestic securities (includes credit
   tenant loans rated by SVO)                                   2,035,538             31.3        2,035,538             31.3
  2.2 Unaffiliated foreign securities                             561,088              8.6          561,088              8.6
  2.3 Affiliated securities                                        27,225              0.4           27,225              0.4
3. Equity Interests:
  3.1 Investment in mutual funds                                    7,362              0.1            7,362              0.1
  3.2 Preferred stocks:
    3.21 Affiliated                                               232,675              3.6          232,675              3.6
    3.22 Unaffiliated                                                  --               --               --               --
  3.3 Publicly traded equity securities (excluding preferred stocks):
    3.31 Affiliated                                                    --               --               --               --
    3.32 Unaffiliated                                                  --               --               --               --
  3.4 Other equity securities:
    3.41 Affiliated                                                 5,815              0.1            5,815              0.1
    3.42 Unaffiliated                                                  --               --               --               --
  3.5 Other equity securities including tangible personal
   property under lease:
    3.51 Affiliated                                                    --               --               --               --
    3.52 Unaffiliated                                                  --               --               --               --
4. Mortgage loans:
  4.1 Construction and land development                                --               --               --               --
  4.2 Agricultural                                                  3,300              0.1            3,300              0.1
  4.3 Single family residential properties                             --               --               --               --
  4.4 Multifamily residential properties                               --               --               --               --
  4.5 Commercial loans                                            157,295              2.4          157,295              2.4
  4.6 Mezzanine real estate loans                                      --               --               --               --
5. Real estate investments:
  5.1 Property occupied by company                                 25,667              0.4           25,667              0.4
  5.2 Property held for production of income                           --               --               --               --
  5.3 Property held for sale                                           --               --               --               --
6. Policy loans                                                   324,631              5.0          324,631              5.0
7. Receivables for securities                                       1,090              0.0            1,090              0.0
8. Cash, cash equivalents and short-term investments              467,648              7.2          467,648              7.2
9. Other invested assets                                          244,362              3.8          244,362              3.8
                                                               ----------            -----       ----------            -----
10. TOTAL INVESTED ASSETS                                      $6,506,439            100.0       $6,506,439            100.0
                                                               ----------            -----       ----------            -----

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                SCHEDULE III -- INVESTMENT RISKS INTERROGATORIES
                                  DUE APRIL 1
                      FOR THE YEAR ENDED DECEMBER 31, 2006
                 OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
              ADDRESS (CITY, STATE, ZIP CODE): SIMSBURY, CT 06089

NAIC Group Code                        0091     NAIC Company Code             71153     Employer's ID Number          39-1052598

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements. Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1. Reporting entity's total admitted assets as reported on
 Page 2 of this annual statement.                                $6,768,243,570
2. Ten largest exposures to a single
 issuer/borrower/investment.

                                                                                                    4
                                                              2                                PERCENTAGE
1                                                             DESCRIPTION         3             OF TOTAL
ISSUER                                                        OF EXPOSURE      AMOUNT        ADMITTED ASSETS
------------------------------------------------------------------------------------------------------------------
  2.01 Hartford Stip                                          Bond            $146,056,217              2.158%
  2.02 Jpmorgan Prime MMF Agency Shares                       Bond             $93,077,196              1.375%
  2.03 Hartford Securities Lending Pool                       Bond             $53,000,000              0.783%
  2.04 Fortis Commerical Mortgage Portfolio Mortgage Loan     Bond             $49,620,112              0.733%
  2.05 Hutchison Whampoa Limited                              Bond             $45,995,714              0.680%
  2.06 CIT Group Inc                                          Bond             $41,722,055              0.616%
  2.07 Xstrata PLC                                            Bond             $38,088,679              0.563%
  2.08 BA Master Credit Card Trust MBNA                       Bond             $36,640,958              0.541%
  2.09 Wyeth                                                  Bond             $36,425,088              0.538%
  2.10 Progress Energy Inc                                    Bond             $36,143,753              0.534%

3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

BONDS                                                                1                 2
------------------------------------------------------------------------------------------------------
  3.01 NAIC-1                                                  $3,900,797,090             57.634%
  3.02 NAIC-2                                                  $1,326,264,575             19.595%
  3.03 NAIC-3                                                    $158,141,862              2.337%
  3.04 NAIC-4                                                     $42,403,630              0.627%
  3.05 NAIC-5                                                      $3,246,862              0.048%
  3.06 NAIC-6                                                      $1,694,136               0.25%

PREFERRED STOCKS                                                     3                 4
-----------------------------------------------------------------------------------------------------
  3.07 P/RP-1                                                     $68,025,736              1.005%
  3.08 P/RP-2                                                    $116,176,095              1.716%
  3.09 P/RP-3                                                     $48,472,592              0.716%
  3.10 P/RP-4                                                               $              0.000%
  3.11 P/RP-5                                                               $              0.000%
  3.12 P/RP-6                                                               $              0.000%
4. Assets held in foreign investments:
  4.01 Are assets held in foreign investments less than 2.5%
   of the reporting entity's total admitted assets?                   Yes / /             No / /
  4.02 Total admitted assets held in foreign investments         $755,542,915             11.163%
  4.03 Foreign-currency-denominated investments                             $              0.000%
  4.04 Insurance liabilities denominated in that same
   foreign currency                                                         $              0.000%
  If response to 4.01 above is yes, responses are not
  required for interrogatories 5-10.
5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:
                                                                     1                 2
                                                              ---------------  -----------------
  5.01 Countries rated NAIC-1                                    $755,542,915             11.163%
  5.02 Countries rated NAIC-2                                               $              0.000%
  5.03 Countries rated NAIC-3 or below                                      $              0.000%

6. Two largest foreign investment exposures to a single
 country, categorized by the country's NAIC sovereign
 rating:
                                                                   1                2
                                                              -----------  --------------------
Countries rated NAIC-1:
  6.01 Country: United Kingdom                                $161,385,383                2.384%
  6.02 Country: Australia                                     $101,366,275                1.498%
Countries rated NAIC-2:
  6.03 Country:                                                         $                 0.000%
  6.04 Country:                                                         $                 0.000%
Countries rated NAIC-3 or below:
  6.05 Country:                                                         $                 0.000%
  6.06 Country:                                                         $                 0.000%
                                                                   1                2
                                                              -----------  --------------------
7. Aggregate unhedged foreign currency exposure:                        $                 0.000%
8. Aggregate unhedged foreign currency exposure categorized
 by NAIC sovereign rating:
  8.01 Countries rated NAIC-1                                           $                 0.000%
  8.02 Countries rated NAIC-2                                           $                 0.000%
  8.03 Countries rated NAIC-3 or below                                  $                 0.000%
9. Two largest unhedged foreign currency exposures to a
 single country, categorized by the country's NAIC sovereign rating:
                                                                   1                2
                                                              -----------  --------------------
Countries rated NAIC-1:
  9.01 Country:                                                         $                 0.000%
  9.02 Country:                                                         $                 0.000%
Countries rated NAIC-2:
  9.03 Country:                                                         $                 0.000%
  9.04 Country:                                                         $                 0.000%
Countries rated NAIC-3 or below:
  9.05 Country:                                                         $                 0.000%
  9.06 Country:                                                         $                 0.000%
10. Ten largest non-sovereign (i.e. non-governmental)
 foreign issues:

1                                                             2
ISSUER                                                        NAIC RATING         3                 4
------------------------------------------------------------------------------------------------------------------
  10.01 HUTCHISON WHAMPOA LIMITED                             1FE              $45,995,714              0.680%
  10.02 COCA-COLA AMATIL LIMITED                              1                $29,824,479              0.441%
  10.03 STANDARD CHARTERED PLC                                RP3LFE           $27,487,000              0.406%
  10.04 EDIZIONE HOLDING                                      1FE              $24,980,047              0.369%
  10.05 FRANCE TELECOM                                        1FE              $24,630,932              0.364%
  10.06 SUMITOMO MITSUI FINANCIAL GROUP INC                   RP3LFE           $20,985,592              0.310%
  10.07 KBC GROEP NV                                          RP1L             $20,425,207              0.302%
  10.08 BT GROUP PLC                                          2FE              $20,046,413              0.296%
  10.09 HUNTER DOUGLAS NV                                     1               $20,000,0007              0.295%
  10.10 BNP RARIBAS                                           RP2L             $19,000,000              0.281%
11. Amounts and percentages of the reporting entity's total
 admitted assets held in Canadian investments and unhedged
 Canadian currency exposure:
  11.01 Are assets held in Canadian investments less than
   2.5% of the reporting entity's total admitted assets?                           Yes / /               No x
     If response to 11.01 is yes, detail is not required for
     the remainder of Interrogatory 11.
  11.02 Total admitted assets held in Canadian Investments                    $197,901,325              2.924%
  11.03 Canadian currency-denominated investments                              $10,000,000              0.148%
  11.04 Canadian-denominated insurance liabilities                                       $              0.000%
  11.05 Unhedged Canadian currency exposure                                              $              0.000%
12. Report aggregate amounts and percentages of the
 reporting entity's total admitted assets held in
 investments with contractual sales restrictions.
  12.01 Are assets held in investments with contractual
   sales restrictions less than 2.5% of the reporting
   entity's total admitted assets?                                                   Yes x             No / /
     If response to 12.01 is yes, responses are not required
     for the remainder of Interrogatory 12.

                             1                                       2                 3
-----------------------------------------------------------------------------------------------------
  12.02 Aggregate statement value of investments with
   contractual sales restrictions:                                          $              0.000%
  12.03                                                                     $              0.000%
  12.04                                                                     $              0.000%
  12.05                                                                     $              0.000%

13. Amounts and percentages of admitted assets held in the
 largest 10 equity interests:
  13.01 Are assets held in equity interest less than 2.5% of
   the reporting entity's total admitted assets?                           Yes / /               No x
     If response to 13.01 above is yes, responses are not
     required for the remainder of Interrogatory 13.

1
NAME OF ISSUER                                                       2                 3
-----------------------------------------------------------------------------------------------------
  13.02 STANDARD CHARTERED PLC                                    $27,487,000              0.406%
  13.03 SUMITOMO MITSUI FINANCIAL GROUP INC                       $20,985,592              0.310%
  13.04 KBC GROEP NV                                              $20,425,207              0.302%
  13.05 WELLS FARGO & COMPANY                                     $20,381,727              0.301%
  13.06 BNP PARIBAS                                               $19,000,000              0.281%
  13.07 RESONA HOLDINGS INC                                       $14,086,859              0.208%
  13.08 NIB CAPITAL NV                                            $13,943,886              0.206%
  13.09 USB REALTY CORP                                           $11,199,552              0.165%
  13.10 RABOBANK NEDERLAND                                        $10,063,885              0.149%
  13.11 BANK OF IRELAND                                            $9,000,000              0.133%
14. Amounts and percentages of the reporting entity's total
 admitted assets held in nonaffiliated, privately placed
 equities:
  14.01 Are assets held in nonaffiliated, privately placed
   equities less than 2.5% of the reporting entity's total
   admitted assets?                                                     Yes x             No / /
     If response to 14.01 above is yes, responses are not
     required for the remainder of Interrogatory 14.

                             1                                       2                 3
-----------------------------------------------------------------------------------------------------
  14.02 Aggregate statement value of investments held in
   nonaffiliated, privately placed equities:                                $              0.000%
     Largest 3 investments held in nonaffiliated, privately
     placed equities:
  14.03                                                                     $              0.000%
  14.04                                                                     $              0.000%
  14.05                                                                     $              0.000%
15. Amounts and percentages of the reporting entity's total
 admitted assets held in general partnership interests:
  15.01 Are assets held in general partnership interests
   less than 2.5% of the reporting entity's total admitted
   assets?                                                              Yes x             No / /
     If response to 15.01 above is yes, responses are not
     required for the remainder of Interrogatory 15.

                             1                                       2                 3
-----------------------------------------------------------------------------------------------------
  15.02 Aggregate statement value of investments held in
   general partnership interests:                                           $              0.000%
     Largest 3 investments in general partnership interests:
  15.03                                                                     $              0.000%
  15.04                                                                     $              0.000%
  15.05                                                                     $              0.000%
16. Amounts and percentages of the reporting entity's total
 admitted assets held in mortgage loans:
  16.01 Are mortgage loans reported in Schedule B less than
   2.5% of the reporting entity's total admitted assets?                Yes x             No / /
     If response to 16.01 above is yes, responses are not
     required for the remainder of Interrogatory 16 and
     Interrogatory 17.

                             1                                       2                 3
-----------------------------------------------------------------------------------------------------
Type (Residential, Commercial, Agricultural)
------------------------------------------------------------  ---------------  -----------------
  16.02                                                                     $              0.000%
  16.03                                                                     $              0.000%
  16.04                                                                     $              0.000%
  16.05                                                                     $              0.000%
  16.06                                                                     $              0.000%
  16.07                                                                     $              0.000%
  16.08                                                                     $              0.000%
  16.09                                                                     $              0.000%
  16.10                                                                     $              0.000%
  16.11                                                                     $              0.000%
Amount and percentage of the reporting entity's total
 admitted assets held in the following categories of
 mortgage loans:
                                                                   Loans
                                                              ---------------
  16.12 Construction loans                                                  $              0.000%
  16.13 Mortgage loans over 90 days past due                                $              0.000%
  16.14 Mortgage loans in the process of foreclosure                        $              0.000%
  16.15 Mortgage loans foreclosed                                           $              0.000%
  16.16 Restructured mortgage loans                                         $              0.000%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                                       RESIDENTIAL                      COMMERCIAL                      AGRICULTURAL
         LOAN-TO-VALUE              1              2                3               4                5               6
---------------------------------------------------------------------------------------------------------------------------------
  17.01 above 95%                       $           0.000%               $           0.000%               $           0.000%
  17.02 91% to 95%                      $           0.000%               $           0.000%               $           0.000%
  17.03 81% to 90%                      $           0.000%               $           0.000%               $           0.000%
  17.04 71% to 80%                      $           0.000%               $           0.000%               $           0.000%
  17.05 below 70%                       $           0.000%               $           0.000%               $           0.000%
18. Amounts and percentages of
 the reporting entity's total
 admitted assets held in each
 of the five largest
 investments in real estate:
  18.01 Are assets held in real                                                                       Yes x          No / /
   estate reported less than
   2.5% of the reporting
   entity's total admitted
   assets?
     If response to 18.01 above
     is yes, responses are not
     required for the remainder
     of Interrogatory 18.
  Largest five investments in
  any one parcel or group of
  contiguous parcels of real
  estate.
Description                                                                                          2               3
-------------------------------  --------  --  ----------  ---  ----------  --  ----------  ---  ----------  --  ----------
                                                                                                 ----------      ----------
  18.02                                                                                                   $           0.000%
  18.03                                                                                                   $           0.000%
  18.04                                                                                                   $           0.000%
  18.05                                                                                                   $           0.000%
  18.06                                                                                                   $           0.000%
19. Report aggregate amounts
 and percentages of the
 reporting entity's total
 admitted assets held in
 mezzanine real estate loans.
  19.01 Are assets held in                                                                            Yes x          No / /
   investments held in
   mezzanine real estate loans
   less than 2.5% of the
   reporting entity's admitted
   asses?
     Is response to 19.01 is
     yes, responses are not
     required for the remainder
     of interrogatory 19.
               1                                                                                     2               3
-------------------------------  --------  --  ----------  ---  ----------  --  ----------  ---  ----------  --  ----------
                                                                                                 ----------      ----------
  19.02 Aggregate statement                                                                               $           0.000%
   value of investments held in
   mezzanine real estate loans
   Largest three investments
   held in mezzanine real
   estate loans.
  19.03                                                                                                   $           0.000%
  19.04                                                                                                   $           0.000%
  19.05                                                                                                   $           0.000%

20. Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                   AT YEAR-END                               AT END OF EACH QUARTER
                                                                                 1st Qtr            2nd Qtr            3rd Qtr
                                               1                 2                  3                  4                  5
---------------------------------------------------------------------------------------------------------------------------------
  20.01 Securities lending (do not        $75,823,346              1.120%       $91,596,756        $80,846,277        $51,636,824
   include assets held as collateral for
   such transactions)
  20.02 Repurchase agreements                       $              0.000%                 $                  $                  $
  20.03 Reverse repurchase agreements               $              0.000%                 $                  $                  $
  20.04 Dollar repurchase agreements                $              0.000%                 $                  $                  $
  20.05 Dollar reverse repurchase                   $              0.000%                 $                  $                  $
   agreements

21. Amounts and percentages indicated below for warrants not attached to other financial instruments, options, caps and floors:

                                                                    OWNED                                 WRITTEN
                                                            1                    2                   3               4
---------------------------------------------------------------------------------------------------------------------------------
  21.01 Hedging                                                    $                0.000%                $           0.000%
  21.02 Income generation                                          $                0.000%                $           0.000%
  21.03 Other                                           $252,319,121                3.728%                $           0.000%

22. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

                                                   AT YEAR-END                               AT END OF EACH QUARTER
                                                                                 1st Qtr            2nd Qtr            3rd Qtr
                                              1                  2                  3                  4                  5
---------------------------------------------------------------------------------------------------------------------------------
  21.01 Hedging                            $3,545,447              0.052%        $4,787,112         $3,829,791         $3,703,970
  21.02 Income generation                           $              0.000%                 $                  $                  $
  21.03 Replications                         $118,455              0.002%                 $                  $                  $
  21.04 Other                             $24,482,891              0.362%       $17,581,640        $26,276,153         $2,493,177

23. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

                                                   AT YEAR-END                               AT END OF EACH QUARTER
                                                                                 1st Qtr            2nd Qtr            3rd Qtr
                                               1                 2                  3                  4                  5
---------------------------------------------------------------------------------------------------------------------------------
  23.01 Hedging                                     $              0.000%                 $                  $                  $
  23.02 Income generation                           $              0.000%                 $                  $                  $
  23.03 Replications                                $              0.000%                 $                  $                  $
  23.04 Other                              $8,834,500              0.131%        $6,640,400         $1,716,050         $2,918,700